As filed with the Securities and Exchange Commission on April 13, 2006 Registration Nos. 333-85618; 811-7935

_______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 16	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B

(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY

OF NEW YORK

(Name of Depositor)

1000 Woodbury Road, Suite 208

Woodbury, NY 11797

(800) 963-9539

(Address and Telephone Number of Depositor's Principal Offices)

John S. (Scott) Kreighbaum, Esq.

ReliaStar Life Insurance Company of New York

1475 Dunwoody Drive

West Chester, PA 19380

(610) 425-3404

(Name and Address of Agent for Service of Process)

_______________________________________________________________________________________

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on April 28, 2006 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

PART A

ReliaStar Life Insurance Company of New York

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Separate Account NY-B of ReliaStar Life Insurance Company of New York

Deferred Combination Variable and Fixed Annuity Prospectus

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ING SMARTDESIGN VARIABLE ANNUITY - NY

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April 28, 2006

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This prospectus describes SmartDesign Variable Annuity-NY, a deferred combination variable and fixed annuity contract (the “Contract”) offered by ReliaStar Life Insurance Company of New York (“ReliaStar of NY,” the “Company,” “we” or “our”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“non-qualified Contracts”).

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The Contract provides a means for you to invest your premium payments and credit, if applicable, in one or more of the available mutual fund investment portfolios. You may also allocate premium payments and credit, if applicable, to our Fixed Interest Division with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. Some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less credit, if applicable (which may be more or less than the premium payments you paid). Longer free look periods apply in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

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This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28, 2006, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-1593 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

An investment in any subaccount through the Trusts or Funds is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

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We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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The investment portfolios available under your Contract are:

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ING Investors Trust

ING AllianceBernstein Mid Cap Growth Portfolio (Class S)

ING American Funds Growth Portfolio

ING American Funds Growth-Income Portfolio

ING American Funds International Portfolio

ING Capital Guardian U.S. Equities Portfolio (Class S)

ING EquitiesPlus Portfolio (Class S)

ING Evergreen Health Sciences Portfolio (Class S)

ING Evergreen Omega Portfolio (Class S)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING FMRSM Earnings Growth Portfolio (Class S)

ING Franklin Income Portfolio (Class S)

ING Global Real Estate Portfolio (Class S)

ING Global Resources Portfolio (Class S)

ING Goldman Sachs TollkeeperSM Portfolio (Class S)

ING Janus Contrarian Portfolio (Class S)

ING JPMorgan Emerging Markets Equity Portfolio (Class S)

ING JPMorgan Small Cap Equity Portfolio (Class S)

ING JPMorgan Value Opportunities Portfolio (Class S)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners All Cap Portfolio (Class S)

ING Legg Mason Value Portfolio (Class S)

ING LifeStyle Aggressive Growth Portfolio (Class S1)

ING LifeStyle Growth Portfolio (Class S1)

ING LifeStyle Moderate Growth Portfolio (Class S1)

ING LifeStyle Moderate Portfolio (Class S1)

ING Liquid Assets Portfolio (Class S)

ING Lord Abbett Affiliated Portfolio (Class S)

ING MarketPro Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING Mercury Large Cap Growth Portfolio (Class S)

ING Mercury Large Cap Value Portfolio (Class S)

ING MFS Mid Cap Growth Portfolio (Class S)

ING MFS Total Return Portfolio (Class S)

ING MFS Utilities Portfolio (Class S)

ING Oppenheimer Main Street Portfolio (Class S)

ING PIMCO Core Bond Portfolio (Class S)

ING PIMCO High Yield Portfolio (Class S)

ING Pioneer Fund Portfolio (Class S)

ING Pioneer Mid Cap Value Portfolio (Class S)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING Templeton Global Growth Portfolio (Class S)

ING Van Kampen Equity Growth Portfolio (Class S)

ING Van Kampen Global Franchise Portfolio (Class S)

ING Van Kampen Growth and Income Portfolio (Class S)

ING Van Kampen Real Estate Portfolio (Class S)

ING VP Index Plus International Equity Portfolio (Class S)

ING Wells Fargo Mid Cap Disciplined Portfolio (Class S)

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.

ING Baron Small Cap Growth Portfolio (Service Class)

ING Columbia Small Cap Value II Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)

ING JPMorgan International Portfolio (Service Class)

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

ING Neuberger Berman Partners Portfolio (Service Class)

ING Neuberger Berman Regency Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Service Class)

ING Templeton Foreign Equity Portfolio (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (Service Class)

ING UBS U.S. Small Cap Growth Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Variable Insurance Trust

ING GET U.S. Core Portfolio

ING Variable Portfolios, Inc.

ING VP Index Plus LargeCap Portfolio (Class S)

ING VP Index Plus MidCap Portfolio (Class S)

ING VP Index Plus SmallCap Portfolio (Class S)

ING Variable Products Trust

ING VP Financial Services Portfolio (Class S)

ING VP SmallCap Opportunities Portfolio (Class S)

ING VP Intermediate Bond Portfolio (Class S)

Fidelity Variable Insurance Products Portfolio

Fidelity VIP Contrafund Portfolio (Service Class 2)

Fidelity VIP Equity-Income Portfolio (Service Class 2)

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund (Class 2)

ProFunds VP[1]

ProFund VP Bull

ProFund VP Rising Rates Opportunity

ProFund VP Small-Cap

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_________________________

 Please note that these portfolios are not available for Contracts offered through Smith Barney and Citicorp Investment Services.

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	3
Annual Ratchet	35
Annuitant	13
Cash Surrender Value	18
Contract Date	13
Contract Owner	13
Contract Value	18
Contract Year	13
Fixed Interest Allocation	9
Free Withdrawal Amount	9
GET Fund	6
Income Phase Payment Start Date	18
Net Investment Factor	3
Net Rate of Return	4
Restricted Funds	7
Standard Death Benefit	35

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

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Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Income Phase Payment Start Date	Annuity Commencement Date
Net Investment Factor	Experience Factor
MGIB Benefit Base	MGIB Charge Base
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	6%	6%	6%	6%	5%	4%	3%	0%

Transfer Charge1         .......................................................................... $25 per transfer, if you make more than 12 transfers in a contract year

[1]	We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

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Annual Contract Administrative Charge1

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Administrative Charge	................................................................. $30

(We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

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[1]	We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges1

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	Option Package I	Option Package II	Option Package III
Mortality & Expense Risk Charge[2]	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.25%	1.45%	1.60%
Optional Asset-Based Premium Credit Charge[2]	0.50%	0.50%	0.50%
Total With Optional Premium Credit Charge	1.75%	1.95%	2.10%
GET Fund Guarantee Charge[3]	0.50%	0.50%	0.50%
Total With Optional Premium Credit Charge and GET Fund Guarantee Charge	2.25%	2.45%	2.60%

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[1]

As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily. Please see “Death Benefit During the Accumulation Phase” for a description of the Option Packages.

[2]

During the income phase, for life income payment options, the Mortality & Expense Risk Charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. The Premium Credit Option Charge is also deducted during the income phase, if otherwise applicable. See “The Income Phase — Charges Deducted.”

[3]

The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see “The Trusts and Funds” for a description of the GET Fund guarantee.

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Optional Rider Charges1

Minimum Guaranteed Accumulation Benefit rider:

As an Annual Charge	As a Quarterly Charge
0.65% of the MGAB Charge Base[2]	0.16% of the MGAB Charge Base[2]

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Minimum Guaranteed Income Benefit rider:

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As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base[2]	0.19% of the MGIB Benefit Base[2]

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Minimum Guaranteed Withdrawal Benefit rider:

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As an Annual Charge	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[3]
0.45% of contract value	0.12% of contract value	1.00% of contract value

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[1]

We deduct the rider charges from the subaccounts in which you are invested on each quarterly contract anniversary, in arrears, and pro-rata on termination of the Contract. You may add only one optional rider to your Contract.

[2]	Please see “Charges and Fees - Optional Rider Charges” and “Optional Riders” later in this prospectus.

[3]

If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit.”

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Fees Deducted by the Funds

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.54%	1.78%

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[1]

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

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Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds without regard to waivers or reimbursements. Specifically, the example assumes election of Option Package III, the premium credit rider with a charge of 0.50% of the contract value annually for the first seven contract years, and one of the living benefit riders noted below. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.01% of assets. If you elect different options, your expenses may be lower. Note that surrender

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charges may apply if you choose to annuitize your Contract within the first contract year and, under certain circumstances, within the first seven contract years.

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Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the examples below.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum Guaranteed Accumulation Benefit:

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1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,103	$2,108	$3,013	$5,022
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,103	$2,108	$3,013	$5,022
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$503	$1,508	$2,513	$5,022

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Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of ReliaStar of NY (“Separate Account NY-B”) has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A — Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

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1)	We take the net asset value of the subaccount at the end of each business day.

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2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

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3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

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4)

We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; the premium credit option charge, if applicable; any optional rider charges; and, for the GET Fund subaccount only, the daily GET Fund guarantee charge. .

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Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

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Financial Statements

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The statements of assets and liabilities, the related statements of operations, and the statements of changes of Separate Account NY-B and the financial statements of ReliaStar of NY are included in the Statement of Additional Information.

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RELIASTAR OF NY SEPARATE ACCOUNT NY-B

ReliaStar of NY Separate Account NY-B (“Separate Account NY-B”) was established as a separate account of First Golden American Life Insurance Company of New York (“First Golden”) on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

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ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until October 1, 2003, ReliaStar of NY was a wholly owned subsidiary of Security-Connecticut Life Insurance Company (“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company, based in The Netherlands. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ReliaStar of NY.

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ING also owns Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co.,

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portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns ING Life Insurance and Annuity Company, the investment manager of ING Partners, Inc.

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Our principal office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

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Regulatory Developments – The Company and the Industry

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”), and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates of ING have received formal

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and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios. A prospectus containing more information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

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Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, and any insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. Core Portfolio

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An ING GET U.S. Core Portfolio (“GET Fund”) series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. The GET Fund may not be available through all broker dealer selling firms.

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You may not allocate money into a GET Fund series if you elect an optional benefit rider.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix G for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

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Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET U.S. Core Portfolio investment option, including charges and expenses.

Covered Funds and Special Funds

For purposes of determining benefits under the optional benefit riders, we assign the investment options to one of two categories, Covered Funds or Special Funds. Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the optional benefit rider guarantee that may otherwise be provided. Designation of investment options under these categories may vary by benefit. We may, with 30 days notice to you, designate any investment option as a Special Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

Restricted Funds

We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time.

Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value; up to 100 percent of each premium; and no more than $999,999,999. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

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CHARGES AND FEES

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We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

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Charge Deduction Subaccount

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You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

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Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the remaining contract value remaining after you have received the amount requested for withdrawal, not from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

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Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment)	6%	6%	6%	6%	5%	4%	3%	0%

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Nursing Home Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

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(1)	at the time you first begin receiving care, more than one contract year has elapsed since the contract date;

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(2)	the withdrawal is requested during the period of care or within 90 days after the last day of care; and

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(3)	you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium

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credit recapture provisions.

Terminal Illness Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

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(1)	You are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and

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(2)	You submit satisfactory written proof of illness.

We may require an examination, at our cost, by a physician of our choice.

Free Withdrawal Amount. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

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Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.

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For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix D. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

Premium Taxes. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the income phase payment start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase payment start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each

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such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

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Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts and the premium credit option.

Option Package I		Option Package II		Option Package III
Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate	Annual Charge	Annual Charge Expressed as Daily Rate
1.10%	0.0030%	1.30%	0.0036%	1.45%	0.0040%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount for each since the previous business day. The charge is deducted on each business day at the rate of .0004% from your assets in each subaccount.

Premium Credit Option Charge. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.50% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.0014% for seven years following the credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.50% reduction in the interest which would otherwise have been credited to your Contract during the seven contract years following the credit if you had not elected the premium credit option. The cost of providing the premium credit is generally covered by the premium credit option charge, the recapture schedule for forfeiture of the credit on surrenders, withdrawals and death, and, to some degree, by the mortality and expense risk charge. We expect to make less profit on those contracts under which the premium credit option rider is elected.

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Optional Rider Charges. You may purchase one of three optional benefit riders. But neither the MGIB rider nor the MGWB rider is available if you elect the premium credit option. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the rider and the defined terms used in connection with the riders, see “The Annuity Contract — Optional Riders.”

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Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge
10 Year	0.65% of the MGAB Charge Base	0.17% of the MGAB Charge Base

The MGAB Charge will be charged during the 10-year waiting period starting on the rider date and ending on the MGAB Benefit Date. The MGAB Charge Base is the total of premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract

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value on the rider date plus premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three-year period before the MGAB date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred. See “Optional Riders.”

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

As an Annual Charge	As a Quarterly Charge
0.75% of the MGIB Benefit Base	0.19% of the MGIB Benefit Base

Please see “Optional Riders-Minimum Guaranteed Income Benefit” for a description of the MGIB Benefit Base and the MGIB Rate.

Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.45% (0.12% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract’s Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see “Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status” in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

ING GET U.S. Core Portfolio Guarantee Charge. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “The Trust and Funds- ING GET U.S. Core Portfolio.”

Trust and Fund Expenses

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Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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The Company, or its U.S. affiliates, receives from each of the funds or the funds’ affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and (b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

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•	Service fees that are deducted from fund assets.

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•	For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are

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deducted from fund assets and disclosed in the fund prospectus.

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•

Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

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•	For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectus.

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•

We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

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The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2005:

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Fidelity Variable Insurance Products Portfolio

ProFunds VP

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Franklin Templeton Variable Insurance Products Trust

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If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser of affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

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The fund prospectus reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.

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THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division. See Appendix C and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, Option Package I will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of an enhanced death benefit will be based on the age of the annuitant at the time you purchase the Contract.

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Joint Owner

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For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner’s attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining income phase payments. The annuitant’s age determines when the income phase must begin and the amount of the income phase payments to be

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paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the income phase payment start date. If the annuitant dies before the income phase payment start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

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If there is no contingent annuitant when the annuitant dies before the income phase payment start date, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

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When the annuitant dies before the income phase payment start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase payment start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

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Change of Contract Owner or Beneficiary

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During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

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You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary’s right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the

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beneficiary. In the event of joint owners, all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

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All requests for changes must be in writing and submitted to our Customer Service Center in good order. Please date your request. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

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A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

Purchase and Availability of the Contract

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There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract depends on the option package that you elect. The maximum age to purchase the Contract is 80. But the Contract may not be available to all ages through all broker-dealers.

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	Option Package I	Option Package II	Option Package III
Minimum Initial Payment	$15,000 (non-qualified) $1,500 (qualified)	$5,000 (non-qualified) $1,500 (qualified)	$5,000 (non-qualified) $1,500 (qualified)

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You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

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The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

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IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Charges and Fees” in this prospectus. If you are considering an Enhanced Death Benefit Option and your contract will be an IRA, see “Taxation of Qualified Contracts – Individual Retirement Annuities” and “Tax Consequences of Enhanced Death Benefit” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium and credit, if applicable, within 2 business days after receipt, if the application

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and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account NY-B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

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If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

(1)

If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

(2)

If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g. signature guarantee).

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We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your designated representative within 5 days, we will refund the subsequent premium. For any subsequent premium payments, the payment and credit, if applicable, designated for a subaccount of Separate Account NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

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Once we allocate your premium payment and credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest Division be allocated with the added credit, if applicable, to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be

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allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Additional Credit to Premium

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At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received during the first contract year (“initial premium”). The credit will be 4% of the initial premium and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment option. The credit may not be available through all broker dealer selling firms. You may not elect to add the premium credit option to your Contract in conjunction with either the MGIB rider or the MGWB rider. But you may elect the MGAB rider.

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Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract. However, we reserve the right to make the premium credit option available to inforce contract owners. We may increase, decrease or discontinue the credit at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

The daily mortality and expense risk charge and the daily administrative charge under this Contract are greater than that under contracts not providing a premium credit. There is also a separate charge for the credit which is an asset-based charge deducted daily from your contract value. Please see “Charges and Fees” for a description of this charge.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct part or all of a credit from the amount we pay to you or your beneficiary:

1)	If you return your Contract within the free look period, we will deduct the entire credit from the refund amount;

2)	If a death benefit becomes payable, we will deduct any credits added to your Contract after or within 12 months of the date of death; and

3)

If you surrender your Contract or take a withdrawal, we will deduct a portion of the credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

Contract Year of Surrender or Withdrawal	Percentage of Premium Credit Forfeited (based on percentage of first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct. No forfeiture of premium credit applies to withdrawals of contract value representing the annual free withdrawal amount or to

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withdrawals of contract value representing earnings.

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There may be circumstances under which the contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we recapture the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit. The negative performance associated with the premium credit will reduce the contract value more than if the premium credit had not been applied.

Income Phase Payment Start Date

The income phase payment start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase; and the income phase. The accumulation phase is the period between the contract date and the income phase payment start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase payment start date.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you.

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

(1)	We take the contract value in the subaccount at the end of the preceding business day.
(2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
(3)	We add (1) and (2).
(4)	We add to (3) any additional premium payments plus credit, if applicable, and then add or subtract any transfers to or from that subaccount.
(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations. See the Fixed Interest Division Offering Brochure for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

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Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the income phase payment start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts

Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required), combine two or more accounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

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We also reserve the right to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

The Fixed Interest Division

The Fixed Interest Division is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed Interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix C and the Fixed Interest Division Offering Brochure for more information. You may not allocate contract value to the Fixed Interest Division if you elect one of the living benefit riders.

Optional Riders

You may elect one of the three optional benefit riders discussed below. You may add only one of these three riders to your Contract. Each rider has a separate charge. Please note that if you elect one of the living benefit riders, you may not allocate premium or contract value to the GET Fund or to the Fixed Interest Allocations. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

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The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select it. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase the rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

•	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•

die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner. Other circumstances which may cause a particular optional rider to terminate automatically are discussed below.

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. The waiting period is 10 years, beginning on the rider date, and the MGAB Charge is deducted only during the 10 year waiting period. Only premiums added to your Contract during the first two-year period after your rider date and the credit, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGAB rider, you may not allocate contract value to the GET Fund subaccount or to the Fixed Interest Division.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Optional Rider Charges.”

The MGAB rider has a waiting period of ten years and, other than for certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the credit, if applicable, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata.

Calculating the MGAB. We calculate your MGAB as follows:

1)

We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

If you purchase the MGAB optional rider as of the contract date, the MGAB Base is the initial premium, and the credit, if applicable, increased by eligible premiums, less all withdrawals and, less

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transfers made within 3 years prior to the MGAB Date. Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later rider years are not included in the MGAB Base.

If you purchase the MGAB optional benefit rider after the contract date, contract value is used as the initial value. The MGAB Base equals the contract value, plus eligible premiums, adjusted for withdrawals and transfers and accumulated at the MGAB Base Rate.

Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later years after the rider date are not included in the MGAB Base.

We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus credit, if applicable, adjusted for subsequent withdrawals and transfers. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and the MGAB Charge Base equals the percentage reduction in contract value resulting from the withdrawal. This means that the MGAB Base and MGAB Charge Base are reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. For example, if the contract value is reduced by 25% as the result of a withdrawal, the MGAB Base and the MBAG Charge Base are also reduced by 25% (rather than by the amount of the withdrawal).

Any transfer between subaccounts or between a subaccount and a Fixed Interest Allocation within 3 years of the MGAB Date reduces the MGAB Base and MGAB Charge Base on a pro-rata basis, based on the percentage of contract value transferred. Adjustments for such transfers are made as if the transfer was a withdrawal followed by a premium payment to the new investment option, which is not an eligible premium for MGAB benefit purposes.

2)

We then subtract your contract value on the MGAB Date from your MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

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3)

Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

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Purchase. To purchase the MGAB rider, you must be age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

The MGAB Charge Base. The MGAB Charge Base is the total of premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or your contract value on the rider date plus premiums and credit, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary. If you added the MGAB rider during

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the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. Please note that if you elect the MGIB rider, you may not allocate contract value to the GET Fund or to the Fixed Interest Division. The MGIB rider is not available if you elect the premium credit rider. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit.

The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below.

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)	your annuity income based on your contract value on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

3)

the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix F — Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered and Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract

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value (not eligible premium) is used as the initial value if the rider is added after the contract date. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio, the ING PIMCO Core Bond Portfolio and the ProFunds VP Rising Rates Opportunity Portfolio. Please see “The Trust and Funds — Covered Funds and Special Funds.”

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), and (b) where:

(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds;

The Maximum MGIB Base applicable to the MGIB Rollup Base is 250% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

Eligible premiums are those added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Base.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered or Special) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

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Because the MGIB Rollup Base is tracked separately for Covered and Special Funds, when you make transfers between Covered and Special Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special Funds will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

b)	Calculation of MGIB Ratchet Base

The MGIB Ratchet Base for Covered Funds and Special Funds equals:

•	on the rider date, eligible premiums or the contract value, (if the rider is added after the contract date,) allocated to Covered Funds and Special Funds;

•	on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

1)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

2)

the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

•

at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

2)	Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	If MGIB Benefit exercised at ages 10-74:

Income for Life (Single Life or Joint with 100% Survivor) and 10 year certain.

(ii)	If MGIB Benefit exercised at ages 75-89:

Income for Life (Single Life or Joint with 100% Survivor) and 7 year certain.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

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Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. There is a ten-year waiting period before you can annuitize under the MGIB rider.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

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Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGWB rider, you may not allocate contract value to the GET Fund or the Fixed Interest Division. The MGWB rider is not available if you elect the premium credit option.

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The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic

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payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

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1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years
2)

if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

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To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Periodic Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than the MAW will cause a reduction in the MGWB Withdrawal Account by the proportion that the excess withdrawal bears to the remaining contract value after the withdrawal of the MAW.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see Appendix E, MGWB Excess Withdrawal Amount Examples.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

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1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of: (i) your Contract’s latest annuity start date; (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of: (i) payment of all MGWB periodic payments; (ii) payment of the Commuted Value (defined below); or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

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Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date.

For a discussion of the charges we deduct under the MGWB rider, see “Charges and Fees — Optional Rider Charges.” Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See “Withdrawals” and “Federal Tax Considerations” for more information.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value. Please see Appendix D, Surrender Charge for Excess Withdrawals Example.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If you have elected the MGWB rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments paid under the MGWB rider are not subject to surrender charges.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options.

We offer the following three withdrawal options:

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Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the first day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

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Frequency	Maximum Percentage of Contract Value
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

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If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

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TRANSFERS AMONG YOUR INVESTMENTS

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase payment start date. Please note that if you elect one of the living benefit riders, you may not allocate contract value to the Fixed Interest Allocations. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

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To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of regular trading on the New York Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

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Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

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•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

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•	Exceeds our current definition of excessive trading, as defined below;
•	Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
•	Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
•	Is determined, in our sole discretion, to be not in the best interests of other contract owners.

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If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission

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by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

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•	Not accept transfer instructions from that organization, individual or other party; and
•	Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

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Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m., eastern time.

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Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

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Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if

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the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

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Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

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Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

The GET Fund may not be included in a dollar cost averaging program. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to

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a dollar cost averaging program do not count toward the 12-transfer limit on free transfers.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in “The Investment Portfolios.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. Amounts allocated to the GET Fund will not be affected by automatic rebalancing. There is no additional charge for this feature.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Interest Division. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners (under Option Package I only) or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options or, if available, paid over the beneficiary’s life expectancy. (See “Systematic Withdrawals” above.) A beneficiary’s right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.”

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You may select one of the option packages described below which will determine the death benefit payable. Option Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable.

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The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

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The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

	Option Package I	Option Package II	Option Package III
Death Benefit on Death of the Owner:	The greatest of: (1) the Standard Death Benefit*; (2) the contract value*; or (3) return of premium.	The greatest of: (1) the Standard Death Benefit*; (2) the contract value*; (3) return of premium; or (4) the Annual Ratchet death benefit*.	The greatest of: (1) the Standard Death Benefit*; (2) the contract value*; (3) return of premium; or (4) the Annual Ratchet death benefit*.

*	less credits added after or within 12 months prior to death.

Return of premium equals premiums paid, excluding any premium credits, reduced pro-rata for withdrawals.

The Standard Death Benefit equals total premium payments plus credits reduced pro-rata for withdrawals.

The Annual Ratchet Enhanced Death Benefit equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and credits and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus credit.

The pro-rata withdrawal adjustment to the guaranteed death benefit amount under Option Package I, II or III is equal to (1) divided by (2), with the result multiplied by (3) where:

(1)	is the Contract Value withdrawn;
(2)	is the Contract Value immediately prior to the withdrawal; and
(3)	is the amount of the applicable death benefit immediately prior to the withdrawal.

The reduction in the guaranteed death benefit may be greater than the amount withdrawn. Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

Transfers Between Option Packages. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary. If you transfer from Option I to Option II or III, the Annual Ratchet Death Benefit will equal the contract value on the effective date of the transfer.

	Transfers to Option Package I		Transfers to Option Packages II or III
Minimum Contract Value	Non- Qualified: $15,000	Qualified: $1,500	Non- Qualified: $5,000	Qualified: $1,500

Death Benefit During the Income Phase

If any contract owner or the annuitant dies during the income phase, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

Continuation after Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse’s age on the date that ownership changes. If death occurs during the first contract year, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven-year period. The credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule. See “Additional Credit to Premium.”

If death occurs after the first contract year, the credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

Continuation after Death — Non Spouse

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If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the “Tax Code”) apply. See next section, “Required Distributions upon Contract Owner’s Death.”

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a credit being applied, the credit will be forfeited and not included in the calculation of either the contract value, the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Required Distributions Upon Contract Owner’s Death

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We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

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If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary calculated as described under “Death Benefit Choices” in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

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Notwithstanding (a) and (b) above, if the sole contract owner’s sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Please see “Minimum Guaranteed Withdrawal Benefit Rider - Death of Owner” for a description of the impact of the owner’s death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see “Minimum Guaranteed Withdrawal Benefit Rider.”

THE INCOME PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

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•	Payment start date;
•	Income phase payment option (see the income phase payment options table in this section);
•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and
•	Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

Minimum Payment Amounts. The income phase payment option you select must result in:

•	A first income phase payment of at least $50; and
•	Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Betterment of Rates. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value) under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

•	The first day of the month following the annuitant’s 90th birthday; or
•	The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If there are

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surrender charges remaining on the income phase payment start date, your income phase payment option must be either a life annuity or have a period certain of at least 10 years. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted

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If you elect a life income payment option, we make a daily deduction for mortality and expense risks equal to 1.25% of amounts invested in the subaccounts. If variable income phase payments are selected, we make a daily deduction for expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make a deduction from the subaccounts you select, even though we no longer assume mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees and Expenses.”

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An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See “Fees and Expenses.”

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If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the seven year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division. See “Fees and Expenses.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code

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considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations.”

Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

Lifetime Income Phase Payment Option
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit—None: All payments end upon the annuitant’s death.

Life Income— Guaranteed Payments

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income— Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for:

a)    100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

b)    100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit—None: All payments end upon the death of both annuitants.

Life Income— Two Lives— Guaranteed Payments

Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income— Cash Refund Option (limited availability—fixed payments only)

Length of Payments: For as long as the annuitant lives.

Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump sum payment equal to the amount originally applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

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Life Income—Two Lives—Cash Refund Option (limited availability—fixed payments only)

Length of Payments: For as long as either annuitant lives.

Continuing Payments: 100% of the payment to continue after the first death.

Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.

Nonlifetime Income Phase Payment Option
Nonlifetime— Guaranteed Payments

Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected the premium bonus option). In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

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Free Look

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You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period under certain circumstances. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we exclude any premium credit and include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, at our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount (currently, the Liquid Assets Subaccount) during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services, Inc. (“DSI”), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ReliaStar of NY contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

DSI does not retain any commissions or compensation paid to it by ReliaStar of NY for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.00% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

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DSI has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

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In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers,

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including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement may take the form of:

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•	Marketing allowances;

•

Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•	Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

•	Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

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The following is a list of the top 25 selling firms that, during 2005, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

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1.	Morgan Stanley DW Inc.	14.	Investors Capital Corp.
2.	UBS Financial Services, Inc.	15.	PrimeVest Financial Services, Inc.
3.	Linsco/Private Ledger Corp.	16.	Centaurus Financial, Inc.
4.	Citigroup Global Markets Inc.	17.	McDonald Investments Inc.
5.	Wachovia Securities LLC	18.	RBC Dain Rauscher Inc.
6.	Wells Fargo Investments, LLC	19.	Commonwealth Financial Network
7.	Planning Corporation of America	20.	Mutual Service Corporation
8.	National Planning Corporation	21.	Lincoln Financial Advisors Corporation
9.	Merrill Lynch, Pierce, Fenner & Smith Inc.	22.	NFP Securities, Inc.
10.	ING Financial Partners, Inc.	23.	Compass Brokerage, Inc.
11.	A. G. Edwards & Sons, Inc.	24.	Citicorp Investment Services
12.	Financial Network Investment Corporation	25.	Securities America, Inc.
13.	ING Financial Advisors, LLC

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DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. DSI may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

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Affiliated selling firms may include Bancnorth Investment Group, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Financial Markets LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.

OTHER INFORMATION

Voting Rights

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We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account NY-B as a party.

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ReliaStar of NY is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

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Directed Services, Inc., the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services, Inc. is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

•	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

•	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

•	We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

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We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

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The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

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Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Tax Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan’s terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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Taxation of Non-Qualified Contracts

Taxation Prior to Distribution

We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

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Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on your policy income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

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Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro-rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the

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Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See “Death Benefit Choices” for additional information on required distributions from non-qualified contracts.

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Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGIB and MGWB, could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½

•	made on or after the death of a contract owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax

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purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•	Then, from any remaining “income on the contract;” and

•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

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Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

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Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner’s income when a

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taxable distribution occurs.

Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number of if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

General

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

Distributions – General

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For qualified plans under Section 401(a) and 403(b), the Tax Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Tax Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70½. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70½. Roth IRAs under Section 408A do not require distributions at any time before the contract owner’s death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

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Direct Rollovers

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If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Tax Code, or is a tax-sheltered annuity under section 403(b) of the Tax Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any “eligible rollover distribution” from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Tax Code, qualified annuity plan under section 403(a) of the Tax Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government

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sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Tax Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Corporate and Self-Employed Pension and Profit Sharing Plans

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Section 401(a) of the Tax Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

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Individual Retirement Annuities – General

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Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

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Individual Retirement Annuities – Distributions
All distributions from a traditional IRA are taxed as received unless either one of the following is true:

•	The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

•	Start date for distributions;

•	The time period in which all amounts in your account(s) must be distributed; and

•	Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

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•	Over your life or the joint lives of you and your designated beneficiary; or

•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA – See below) plans. Different distribution requirements apply after your death.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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•	Over the life of the designated beneficiary; or

•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or

•	December 31 of the calendar year in which you would have attained age 70½.

Roth IRAs – General

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Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

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Roth IRAs – Distributions

A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

•	Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

•	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-

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time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities – General

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The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Tax Code section 403(b) plans. Section 403(b) of the Tax Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

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In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant’s right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.

Tax Sheltered Annuities – Loans

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Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Tax Code (“TSA”). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Tax Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

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Any outstanding loan balance impacts the following:

•

Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

•	Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

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•	Riders:

•

Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

•

Minimum Guaranteed Income Benefit (“MGIB”) Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

•

Minimum Guaranteed Withdrawal Benefit (“MGWB”) Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

Tax Sheltered Annuities – Distributions
All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

•	The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

•	You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

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The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

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Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

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Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative

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developments and their effect on the Contract.

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The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act

The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (401(a), 401(k), 403(a), 403(b), governmental 457(b) and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

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Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

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Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, a charge may be deducted from the separate account to provide for payment of such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Introduction
Description of ReliaStar Life Insurance Company of New York
Safekeeping of Assets
The Administrator
Independent Registered Public Accounting Firm
Distribution of Contracts
IRA Partial Withdrawal Option
Other Information
Financial Statements of ReliaStar Life Insurance Company of New York

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Financial Statements of Separate Account NY-B of ReliaStar Life Insurance Company of New York

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

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus or the most recent annual and/or quarterly report of ReliaStar Life Insurance Company of New York. Send the form to our Customer Service Center at the address shown on the prospectus cover.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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PLEASE SEND ME:

•	A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B
•	A FREE COPY OF THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Social Security Number

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

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ING SmartDesign VA - NY – 139009  04/28/2006

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_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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ING SmartDesign VA - NY – 139009	SAI-1

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar of NY Separate Account NY-B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.05%

	2005	2004	2003
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.57	$11.03	$10.00
Value at end of period	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.15	$10.13	$10.00
Value at end of period	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	12,851	13,601	5,826
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$8.57	$8.40	$10.00
Value at end of period	$8.95	$8.57	$8.40
Number of accumulation units outstanding at end of period	8,570	9,001	5,687
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.95	$11.00	$10.00
Value at end of period	$12.46	$11.95	$11.00
Number of accumulation units outstanding at end of period	9,861	8,407	144
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.94	$10.79
Value at end of period	$13.66	$11.94
Number of accumulation units outstanding at end of period	11,813	12,165
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.66	$11.76
Value at end of period	$16.34	$13.66
Number of accumulation units outstanding at end of period	844	983

A1

Condensed Financial Information (continued)

	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.00
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	455
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$9.93	$8.61
Value at end of period	$10.85	$9.93
Number of accumulation units outstanding at end of period	6,400	880
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.54
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	1,062
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.99
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	56
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.29
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	10,617
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.67
Value at end of period	$15.17
Number of accumulation units outstanding at end of period	297
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.10	$11.82	$10.00
Value at end of period	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	2,059	1,643	1,642
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.01	$10.44	$10.00
Value at end of period	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	2,307	1,799	185
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.42
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	8,760

A2

A3

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.71	$8.62	$10.00
Value at end of period	$10.18	$9.71	$8.62
Number of accumulation units outstanding at end of period	3,879	3,878	2,679
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.23
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	1,435
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.92
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	1,889
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$25.15	$22.87	$10.00
Value at end of period	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	4,136
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$12.37	$10.87	$10.00
Value at end of period	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	202	3,726	1,123
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$21.45	$19.21	$10.00
Value at end of period	$22.44	$21.45	$19.21
Number of accumulation units outstanding at end of period	753	607	607
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.07	$13.56	$10.00
Value at end of period	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	8,560	8,679	2,680
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.85	$10.00

A4

Value at end of period	$11.20	$10.85
Number of accumulation units outstanding at end of period	6,615	6,112

A5

Condensed Financial Information (continued)

	2005	2004	2003
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$11.63
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	575
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.91	$11.12
Value at end of period	$12.32	$11.91
Number of accumulation units outstanding at end of period	2,548	1,256
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.79
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.02
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	540
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.17
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	598
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.33	$10.67	$10.00
Value at end of period	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	7,029	6,994	5,965
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.55
Value at end of period	$16.11
Number of accumulation units outstanding at end of period	583
ING VP CONVERTIBLE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.98	$12.17	$10.00
Value at end of period	$12.96	$12.98	$12.17
Number of accumulation units outstanding at end of period	3,142	3,141	837
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.12	$10.00
Value at end of period	$11.84	$11.12

A6

Number of accumulation units outstanding at end of period	143	65

A7

Condensed Financial Information (continued)

	2005	2004	2003
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$7.26
Value at end of period	$7.51
Number of accumulation units outstanding at end of period	920
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.88	$9.06	$10.00
Value at end of period	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	15,902	17,336	2,261
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.94	$11.24	$10.00
Value at end of period	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	5,208	5,699	2,393
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$14.02	$11.64	$10.00
Value at end of period	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	1,840	1,842	1,049
PIONEER SMALL COMPANY VCT PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.93	$9.75	$10.00
Value at end of period	$10.99	$10.93	$9.75
Number of accumulation units outstanding at end of period	2,802	2,853	913
PROFUND VP EUROPE 30
(Fund first available during March 2004)
Value at beginning of period	$9.45	$8.53
Value at end of period	$10.11	$9.45
Number of accumulation units outstanding at end of period	622	623
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$8.27	$8.75
Value at end of period	$7.54	$8.27
Number of accumulation units outstanding at end of period	528	528
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.84	$10.25	$10.00
Value at end of period	$12.04	$11.84	$10.25
Number of accumulation units outstanding at end of period	2,869	2,366	2,288
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
(Fund first available during January 2004)
Value at beginning of period	$13.22	$11.49
Value at end of period	$14.92	$13.22
Number of accumulation units outstanding at end of period	676	676

A8

A9

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.25%

	2005	2004	2003
AIM V.I. LEISURE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.24
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	4,579
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.43
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	14,990
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.48	$10.98	$10.00
Value at end of period	$14.38	$12.48	$10.98
Number of accumulation units outstanding at end of period	90,276	17,580	4,395
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.07	$10.08	$10.00
Value at end of period	$11.55	$11.07	$10.08
Number of accumulation units outstanding at end of period	33,603	16,686	3,715
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$8.51	$8.36	$10.00
Value at end of period	$8.87	$8.51	$8.36
Number of accumulation units outstanding at end of period	25,957	10,781	4,125
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.32
Value at end of period	$12.65
Number of accumulation units outstanding at end of period	25,902
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.92	$11.00	$10.00
Value at end of period	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	152,976	13,726	785
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.91	$10.78	$10.00
Value at end of period	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	154,103	25,130	788

A10

Condensed Financial Information (continued)

	2005	2004	2003
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.62	$11.62	$10.00
Value at end of period	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	72,215	12,995	753
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	22,953
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	18,273
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.10
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	5,240
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$21.30	$19.07
Value at end of period	$21.10	$21.30
Number of accumulation units outstanding at end of period	4,278	2,298
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$9.92	$9.10
Value at end of period	$10.81	$9.92
Number of accumulation units outstanding at end of period	58,095	1,602
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.02
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	1,028
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.25
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	23,794
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.37
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	804

A11

A12

Condensed Financial Information (continued)

	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.68
Value at end of period	$13.40
Number of accumulation units outstanding at end of period	24,945
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.77
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	4,030
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.36
Value at end of period	$13.12
Number of accumulation units outstanding at end of period	2,946
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86
Value at end of period	$13.74
Number of accumulation units outstanding at end of period	23,627
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.92
Value at end of period	$15.09
Number of accumulation units outstanding at end of period	3,543
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.02	$11.78	$10.00
Value at end of period	$15.02	$14.02	$11.78
Number of accumulation units outstanding at end of period	20,685	8,711	205
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.94	$10.41	$10.00
Value at end of period	$13.25	$12.94	$10.41
Number of accumulation units outstanding at end of period	47,104	3,327	361
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	33,333
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$12.42	$11.24
Value at end of period	$14.15	$12.42
Number of accumulation units outstanding at end of period	38,017	11,132

A13

A14

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.63	$8.56	$10.00
Value at end of period	$10.08	$9.63	$8.56
Number of accumulation units outstanding at end of period	79,625	5,212	1,377
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.80
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	160,030
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.65
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	183,023
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.98	$9.85
Value at end of period	$11.47	$10.98
Number of accumulation units outstanding at end of period	254,562	7,470
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.68
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	103,428
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$16.09	$16.10	$16.18
Value at end of period	$16.29	$16.09	$16.10
Number of accumulation units outstanding at end of period	22,134	13,566	7,332
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.22
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	47
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.22	$10.11
Value at end of period	$12.07	$11.22
Number of accumulation units outstanding at end of period	48,767	29,775
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$12.43
Number of accumulation units outstanding at end of period	25,653

A15

A16

Condensed Financial Information (continued)

	2005	2004	2003
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.91
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	1,111
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.59
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	1,112
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.62
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	10,251
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$24.63	$22.45	$10.00
Value at end of period	$25.03	$24.63	$22.45
Number of accumulation units outstanding at end of period	60,932	28,054	151
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.35
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	22,879
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	2,287
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$12.30	$11.14
Value at end of period	$13.76	$12.30
Number of accumulation units outstanding at end of period	24,471	4
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$21.01	$20.55
Value at end of period	$21.94	$21.01
Number of accumulation units outstanding at end of period	25,660	24,909
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.78	$13.31	$10.00
Value at end of period	$13.95	$13.78	$13.31

A17

Number of accumulation units outstanding at end of period	115,288	0	1,996

A18

Condensed Financial Information (continued)

	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.83	$10.00
Value at end of period	$11.16	$10.83
Number of accumulation units outstanding at end of period	34,470	8,911
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.44
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	2,028
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	40,622
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$11.69	$10.83
Value at end of period	$12.84	$11.69
Number of accumulation units outstanding at end of period	7,481	3,006
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.88	$11.00
Value at end of period	$12.26	$11.88
Number of accumulation units outstanding at end of period	8,106	3,134
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.30
Value at end of period	$11.51
Number of accumulation units outstanding at end of period	10,137
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.22
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	47,372
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.20	$9.75
Value at end of period	$11.49	$11.20
Number of accumulation units outstanding at end of period	60,200	10,114
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.94	$10.07
Value at end of period	$11.50	$10.94

A19

Number of accumulation units outstanding at end of period	8,201	8,352

A20

Condensed Financial Information (continued)

	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.02
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	5,179
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.26	$10.92
Value at end of period	$12.53	$12.26
Number of accumulation units outstanding at end of period	49,014	2,107
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.34
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	11,146
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.76
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	7,725
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.06
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	862
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.37
Value at end of period	$11.13
Number of accumulation units outstanding at end of period	17,656
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.92	$11.73
Value at end of period	$16.05	$13.92
Number of accumulation units outstanding at end of period	29,167	7,477
ING VP CONVERTIBLE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.89	$12.38
Value at end of period	$12.85	$12.89
Number of accumulation units outstanding at end of period	653	620
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.11	$10.23
Value at end of period	$11.80	$11.11

A21

Number of accumulation units outstanding at end of period	2,811	897

A22

Condensed Financial Information (continued)

	2005	2004	2003
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$7.21	$6.39
Value at end of period	$7.43	$7.21
Number of accumulation units outstanding at end of period	7,504	1,774
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.81	$9.01	$10.00
Value at end of period	$10.19	$9.81	$9.01
Number of accumulation units outstanding at end of period	29,599	15,049	491
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.85	$11.18	$10.00
Value at end of period	$14.06	$12.85	$11.18
Number of accumulation units outstanding at end of period	43,839	9,843	4,155
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$13.93	$11.58	$10.00
Value at end of period	$14.77	$13.93	$11.58
Number of accumulation units outstanding at end of period	37,399	10,443	2,811
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.06
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	60,873
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.71
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	2,080
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$8.77	$8.15
Value at end of period	$9.24	$8.77
Number of accumulation units outstanding at end of period	241	242
ING WELLS FARGO MID CAP DISCIPLINED
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.88
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	10,290
PIONEER SMALL COMPANY VCT PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.85	$9.62
Value at end of period	$10.89	$10.85
Number of accumulation units outstanding at end of period	677	677

A23

A24

Condensed Financial Information (continued)

	2005	2004	2003
PROFUND VP BULL
(Fund first available during November 2004)
Value at beginning of period	$8.91	$8.33
Value at end of period	$9.04	$8.91
Number of accumulation units outstanding at end of period	1,602	1,119
PROFUND VP EUROPE 30
(Fund first available during March 2004)
Value at beginning of period	$9.23
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	473
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$8.25	$9.05
Value at end of period	$7.50	$8.25
Number of accumulation units outstanding at end of period	2,733	1,394
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.16
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	1,705

A25

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.40%

	2005	2004	2003
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.35
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	144
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.42	$11.21
Value at end of period	$14.28	$12.42
Number of accumulation units outstanding at end of period	5,555	1,231
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.60
Value at end of period	$20.65
Number of accumulation units outstanding at end of period	34,284
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.90	$10.99	$10.00
Value at end of period	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	17,220	14,245	4,172
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.89	$10.77	$10.00
Value at end of period	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	11,074	5,860	571
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.59	$11.62	$10.00
Value at end of period	$16.02	$13.59	$11.62
Number of accumulation units outstanding at end of period	7,336	6,356	441
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.03
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	968
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.27
Value at end of period	$18.81
Number of accumulation units outstanding at end of period	102,568
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during September 2005)

A26

Value at beginning of period	$10.94
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	43,512

A27

Condensed Financial Information (continued)

	2005	2004	2003
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$20.98	$18.52
Value at end of period	$20.75	$20.98
Number of accumulation units outstanding at end of period	14,372	16,643
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.65
Value at end of period	$13.42
Number of accumulation units outstanding at end of period	27,762
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.13
Value at end of period	$30.06
Number of accumulation units outstanding at end of period	4,618
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$10.41	$9.01	$10.00
Value at end of period	$11.87	$10.41	$9.01
Number of accumulation units outstanding at end of period	5,088	4,230	4,441
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.46
Value at end of period	$13.91
Number of accumulation units outstanding at end of period	26,141
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.44
Value at end of period	$15.04
Number of accumulation units outstanding at end of period	2,171
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.97	$11.75	$10.00
Value at end of period	$14.94	$13.97	$11.75
Number of accumulation units outstanding at end of period	91	91	91
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.89	$10.76
Value at end of period	$13.18	$12.89
Number of accumulation units outstanding at end of period	1,282	1,282
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$11.85
Value at end of period	$11.86

A28

Number of accumulation units outstanding at end of period	844

A29

Condensed Financial Information (continued)

	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.56	$8.52	$7.05
Value at end of period	$10.00	$9.56	$8.52
Number of accumulation units outstanding at end of period	12,859	14,910	13,655
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.52
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	1,838
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$15.66
Value at end of period	$15.87
Number of accumulation units outstanding at end of period	35,755
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.32	$10.45	$8.07
Value at end of period	$11.77	$11.32	$10.45
Number of accumulation units outstanding at end of period	10,904	16,266	15,713
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.26	$13.76
Value at end of period	$16.39	$15.26
Number of accumulation units outstanding at end of period	249,677	264,564
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.22
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	13,119
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.90
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	3,478
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$24.98
Value at end of period	$25.40
Number of accumulation units outstanding at end of period	74,655
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$24.26	$22.14	$19.23
Value at end of period	$24.62	$24.26	$22.14
Number of accumulation units outstanding at end of period	70,128	123,720	140,750

A30

A31

Condensed Financial Information (continued)

	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.70
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	1,109
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$11.51
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	2,496
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$20.70	$18.60	$15.14
Value at end of period	$21.58	$20.70	$18.60
Number of accumulation units outstanding at end of period	30,283	84,872	99,425
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.57	$13.12	$12.71
Value at end of period	$13.71	$13.57	$13.12
Number of accumulation units outstanding at end of period	24,148	25,642	22,933
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.00
Value at end of period	$11.13	$10.82
Number of accumulation units outstanding at end of period	50,072	52,834
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.05
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	286
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.89
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	224
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$12.88
Value at end of period	$12.79
Number of accumulation units outstanding at end of period	191
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.45	$11.71	$8.55
Value at end of period	$12.83	$12.45	$11.71

A32

Number of accumulation units outstanding at end of period	71,969	77,240	78,502

A33

Condensed Financial Information (continued)

	2005	2004	2003
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.30
Value at end of period	$21.99
Number of accumulation units outstanding at end of period	40,860
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$39.69
Value at end of period	$42.17
Number of accumulation units outstanding at end of period	19,047
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$28.60	$25.24
Value at end of period	$29.30	$28.60
Number of accumulation units outstanding at end of period	28,121	29,517
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.24	$8.45
Value at end of period	$9.71	$9.24
Number of accumulation units outstanding at end of period	17,814	18,513
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.21
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	282
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$9.88
Value at end of period	$10.59
Number of accumulation units outstanding at end of period	2,662
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.43
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	2,521
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$25.81
Value at end of period	$28.01
Number of accumulation units outstanding at end of period	54,898
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$51.76	$38.11

A34

Value at end of period	$59.61	$51.76
Number of accumulation units outstanding at end of period	3,524	6,049

A35

Condensed Financial Information (continued)

	2005	2004	2003
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$7.15	$6.63	$5.21
Value at end of period	$7.36	$7.15	$6.63
Number of accumulation units outstanding at end of period	2,603	2,603	2,602
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.76	$8.98	$10.00
Value at end of period	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	308	119	119
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.78	$11.36
Value at end of period	$13.97	$12.78
Number of accumulation units outstanding at end of period	1,215	1,215
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$13.85	$11.54	$10.00
Value at end of period	$14.67	$13.85	$11.54
Number of accumulation units outstanding at end of period	93	93	94
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$6.84
Value at end of period	$7.34
Number of accumulation units outstanding at end of period	3,164
ING WELLS FARGO MID CAP DISCIPLINED
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.62
Value at end of period	$22.56
Number of accumulation units outstanding at end of period	35,042
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$8.23	$9.66
Value at end of period	$7.47	$8.23
Number of accumulation units outstanding at end of period	7,148	8,895
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.68	$10.15	$7.21
Value at end of period	$11.84	$11.68	$10.15
Number of accumulation units outstanding at end of period	609	523	525

A36

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.45%

	2005	2004
AIM V.I. LEISURE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.04
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	772
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.73
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	14,166
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.30	$11.14
Value at end of period	$12.99	$11.30
Number of accumulation units outstanding at end of period	35,137	1,345
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.91	$9.83
Value at end of period	$11.35	$10.91
Number of accumulation units outstanding at end of period	20,862	264
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$10.36
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	2,998
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.30
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	5,523
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.89	$10.21
Value at end of period	$11.30	$10.89
Number of accumulation units outstanding at end of period	142,343	2,440
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.26	$10.41
Value at end of period	$12.83	$11.26
Number of accumulation units outstanding at end of period	125,911	224

A37

Condensed Financial Information (continued)

	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.51	$10.55
Value at end of period	$13.64	$11.51
Number of accumulation units outstanding at end of period	67,679	16
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.50
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	20,800
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.52
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	3,411
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.80
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	3,415
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$11.25
Value at end of period	$11.14
Number of accumulation units outstanding at end of period	13,428
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.80	$10.68
Value at end of period	$11.76	$10.80
Number of accumulation units outstanding at end of period	10,895	1,405
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.17
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	2,084
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.66
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	15,156
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.07
Value at end of period	$13.38
Number of accumulation units outstanding at end of period	6,864

A38

A39

Condensed Financial Information (continued)

	2005	2004
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.39
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	783
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.82
Value at end of period	$13.55
Number of accumulation units outstanding at end of period	7,787
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.95
Value at end of period	$13.72
Number of accumulation units outstanding at end of period	6,112
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.86
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	25,237
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.50
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	5,388
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.23
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	33,494
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.40
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	11,474
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$12.35
Value at end of period	$13.60
Number of accumulation units outstanding at end of period	35,544
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.16
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	33,816

A40

A41

Condensed Financial Information (continued)

	2005	2004
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.49	$11.48
Value at end of period	$12.20	$11.49
Number of accumulation units outstanding at end of period	119,203	1,932
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.26	$10.38
Value at end of period	$11.85	$11.26
Number of accumulation units outstanding at end of period	273,761	3,560
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.01	$10.67
Value at end of period	$11.48	$11.01
Number of accumulation units outstanding at end of period	399,915	3,617
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.77	$10.76
Value at end of period	$11.18	$10.77
Number of accumulation units outstanding at end of period	301,114	4,693
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.01
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	127,891
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.83
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	20,150
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10
Value at end of period	$12.41
Number of accumulation units outstanding at end of period	9,405
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.73
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	9,551
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.67
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	5,202

A42

A43

Condensed Financial Information (continued)

	2005	2004
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.40
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	624
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.56
Value at end of period	$11.42
Number of accumulation units outstanding at end of period	1,872
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.75	$10.10
Value at end of period	$10.90	$10.75
Number of accumulation units outstanding at end of period	50,510	270
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	14,119
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	5,989
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$11.11
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	22,381
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$10.82
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	16,140
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.14	$10.03
Value at end of period	$10.24	$10.14
Number of accumulation units outstanding at end of period	39,356	2,181
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.38
Value at end of period	$10.80

A44

Number of accumulation units outstanding at end of period	33,091

A45

Condensed Financial Information (continued)

	2005	2004
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.66
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	392
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.14
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	32,914
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$10.49
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	15,673
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.42
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	22,207
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.66
Value at end of period	$11.49
Number of accumulation units outstanding at end of period	2,400
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.52
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	28,588
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.02	$10.23
Value at end of period	$11.29	$11.02
Number of accumulation units outstanding at end of period	30,296	196
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.82	$10.25
Value at end of period	$11.36	$10.82
Number of accumulation units outstanding at end of period	2,213	17
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.86
Value at end of period	$11.97

A46

Number of accumulation units outstanding at end of period	14,395

A47

Condensed Financial Information (continued)

	2005	2004
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.15	$11.04
Value at end of period	$11.37	$11.15
Number of accumulation units outstanding at end of period	35,581	2,038
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.68
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,179
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.52
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	705
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.17
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	22,841
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.39
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	4,381
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.29
Value at end of period	$13.66
Number of accumulation units outstanding at end of period	28,640
ING VP CONVERTIBLE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.68	$10.01
Value at end of period	$10.63	$10.68
Number of accumulation units outstanding at end of period	1,873	113
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$10.95	$10.85
Value at end of period	$11.62	$10.95
Number of accumulation units outstanding at end of period	6,840	1,383
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.75
Value at end of period	$11.43

A48

Number of accumulation units outstanding at end of period	4,111

A49

Condensed Financial Information (continued)

	2005	2004
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.98	$10.94
Value at end of period	$11.38	$10.98
Number of accumulation units outstanding at end of period	48,122	1,371
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.42	$10.21
Value at end of period	$12.47	$11.42
Number of accumulation units outstanding at end of period	49,449	3,081
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.73	$10.32
Value at end of period	$12.41	$11.73
Number of accumulation units outstanding at end of period	47,961	2,843
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.08
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	21,449
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.81
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	4,186
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.15
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	2,677
ING WELLS FARGO MID CAP DISCIPLINED
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.88
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	734
PIONEER SMALL COMPANY VCT PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.30	$11.28
Value at end of period	$11.32	$11.30
Number of accumulation units outstanding at end of period	1,996	1,996
PROFUND VP BULL
(Fund first available during November 2004)
Value at beginning of period	$10.20
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	297

A50

A51

Condensed Financial Information (continued)

	2005	2004
PROFUND VP EUROPE 30
(Fund first available during March 2004)
Value at beginning of period	$10.76
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	1,392
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$8.68
Value at end of period	$8.57
Number of accumulation units outstanding at end of period	81
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.76	$11.74
Value at end of period	$11.92	$11.76
Number of accumulation units outstanding at end of period	3,634	1,278

A52

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.55%

	2005	2004
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.98
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.35	$10.90
Value at end of period	$14.19	$12.35
Number of accumulation units outstanding at end of period	18,592	21,263
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.96	$10.01
Value at end of period	$11.39	$10.96
Number of accumulation units outstanding at end of period	61,281	68,041
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$8.42	$8.30
Value at end of period	$8.75	$8.42
Number of accumulation units outstanding at end of period	60,628	66,650
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.87	$10.98
Value at end of period	$12.31	$11.87
Number of accumulation units outstanding at end of period	8,190	9,381
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.86	$10.77
Value at end of period	$13.50	$11.86
Number of accumulation units outstanding at end of period	15,255	17,305
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.56	$11.61
Value at end of period	$13.62	$13.56
Number of accumulation units outstanding at end of period	28,586	3,680
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.20
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	39

A53

Condensed Financial Information (continued)

	2005	2004
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$20.65	$18.73
Value at end of period	$20.39	$20.65
Number of accumulation units outstanding at end of period	1,134	1,041
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$9.90	$9.89
Value at end of period	$10.76	$9.90
Number of accumulation units outstanding at end of period	3,739	2,030
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.47
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	510
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.20
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	215
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.27
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	10,617
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.68
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	207
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.47	$11.02
Value at end of period	$13.06	$11.47
Number of accumulation units outstanding at end of period	501	544
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.86
Value at end of period	$14.99
Number of accumulation units outstanding at end of period	1,831
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.91	$11.72
Value at end of period	$14.86	$13.91
Number of accumulation units outstanding at end of period	5,765	5,866

A54

A55

Condensed Financial Information (continued)

	2005	2004
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.84	$10.36
Value at end of period	$13.11	$12.84
Number of accumulation units outstanding at end of period	2,535	2,162
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.42
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	39,406
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$12.32	$10.97
Value at end of period	$13.99	$12.32
Number of accumulation units outstanding at end of period	4,669	5,691
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.50	$8.60
Value at end of period	$9.92	$9.50
Number of accumulation units outstanding at end of period	7,508	7
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.47
Value at end of period	$11.22
Number of accumulation units outstanding at end of period	21,386
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$15.28	$15.38
Value at end of period	$15.46	$15.28
Number of accumulation units outstanding at end of period	8,026	2,064
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.32
Value at end of period	$12.01
Number of accumulation units outstanding at end of period	213
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.21
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	1,710
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.89
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	101

A56

A57

Condensed Financial Information (continued)

	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$23.89	$21.84
Value at end of period	$24.21	$23.89
Number of accumulation units outstanding at end of period	16,011	16,599
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.41
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	3,823
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	2,988
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$20.00
Value at end of period	$21.22
Number of accumulation units outstanding at end of period	280
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.37	$12.94
Value at end of period	$13.48	$13.37
Number of accumulation units outstanding at end of period	10,875	14,478
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81	$10.00
Value at end of period	$11.10	$10.81
Number of accumulation units outstanding at end of period	8,675	8,034
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.65
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.89
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	138
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$11.65	$10.81
Value at end of period	$12.75	$11.65

A58

Number of accumulation units outstanding at end of period	1,877	1,836

A59

Condensed Financial Information (continued)

	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.73
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	225
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.18	$10.63
Value at end of period	$11.44	$11.18
Number of accumulation units outstanding at end of period	38	107
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.91	$9.98
Value at end of period	$11.45	$10.91
Number of accumulation units outstanding at end of period	3,467	360
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.17	$10.59
Value at end of period	$12.40	$12.17
Number of accumulation units outstanding at end of period	8,435	8,289
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.89	$11.57
Value at end of period	$15.97	$13.89
Number of accumulation units outstanding at end of period	529	640
ING VP CONVERTIBLE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.75	$12.02
Value at end of period	$12.67	$12.75
Number of accumulation units outstanding at end of period	3,198	3,198
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$10.90
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	3,521
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$7.10	$6.31
Value at end of period	$7.30	$7.10
Number of accumulation units outstanding at end of period	1,028	1,029
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.71	$8.95
Value at end of period	$10.05	$9.71
Number of accumulation units outstanding at end of period	9,343	12,634

A60

A61

Condensed Financial Information (continued)

	2005	2004
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.72	$11.10
Value at end of period	$13.88	$12.72
Number of accumulation units outstanding at end of period	13,571	16,319
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$13.78	$11.50
Value at end of period	$14.57	$13.78
Number of accumulation units outstanding at end of period	14,278	15,134
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$8.67	$8.08
Value at end of period	$9.12	$8.67
Number of accumulation units outstanding at end of period	3,849	2,373
PIONEER SMALL COMPANY VCT PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.74	$9.63
Value at end of period	$10.75	$10.74
Number of accumulation units outstanding at end of period	2,422	2,439
PROFUND VP EUROPE 30
(Fund first available during March 2004)
Value at beginning of period	$9.28	$8.51
Value at end of period	$9.88	$9.28
Number of accumulation units outstanding at end of period	244	244
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$8.21	$8.80
Value at end of period	$7.45	$8.21
Number of accumulation units outstanding at end of period	414	414
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.62	$10.11
Value at end of period	$11.76	$11.62
Number of accumulation units outstanding at end of period	1,919	3,628
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
(Fund first available during January 2004)
Value at beginning of period	$12.99	$11.24
Value at end of period	$14.59	$12.99
Number of accumulation units outstanding at end of period	48	48

A62

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.60%

	2005	2004
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.13
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	1,433
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.29	$10.52
Value at end of period	$12.96	$11.29
Number of accumulation units outstanding at end of period	7,002	224
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.83
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	2,749
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.88	$10.05
Value at end of period	$11.28	$10.88
Number of accumulation units outstanding at end of period	11,387	1,493
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.25	$10.28
Value at end of period	$12.80	$11.25
Number of accumulation units outstanding at end of period	13,796	1,946
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.34
Value at end of period	$13.61
Number of accumulation units outstanding at end of period	1,245
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.74
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	6,304
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.25
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	1,364
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.65

A63

Value at end of period	$11.15
Number of accumulation units outstanding at end of period	1,038

A64

Condensed Financial Information (continued)

	2005	2004
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$10.98
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	1,125
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.79
Value at end of period	$11.73
Number of accumulation units outstanding at end of period	484
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.63
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	22
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.46
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	1,890
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.95
Value at end of period	$13.36
Number of accumulation units outstanding at end of period	1,405
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.97
Value at end of period	$13.71
Number of accumulation units outstanding at end of period	2,248
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.36
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	694
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.59
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	2,826
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.84	$10.73
Value at end of period	$12.08	$11.84
Number of accumulation units outstanding at end of period	1,248	90

Condensed Financial Information (continued)

	2005	2004
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.51
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	9,045
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$11.96	$10.43
Value at end of period	$13.57	$11.96
Number of accumulation units outstanding at end of period	7,306	245
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.36
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	3,141
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.51
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	16,966
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.56
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	925
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.01	$10.83
Value at end of period	$11.46	$11.01
Number of accumulation units outstanding at end of period	41,114	2,781
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.88
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	536
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.01
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	1,930
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.27
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	3,069

Condensed Financial Information (continued)

	2005	2004
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.77
Value at end of period	$12.23
Number of accumulation units outstanding at end of period	5,915
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.21
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	3,147
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.98
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	988
ING MFS MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.98
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	1,008
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.74	$10.14
Value at end of period	$10.88	$10.74
Number of accumulation units outstanding at end of period	7,898	1,480
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.48
Value at end of period	$11.38
Number of accumulation units outstanding at end of period	945
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	220
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$11.62
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	3,799
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$10.64
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	690
Condensed Financial Information (continued)

	2005	2004
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.26
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	3,730
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.50	$10.18
Value at end of period	$10.78	$10.50
Number of accumulation units outstanding at end of period	436	68
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.72
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	2,342
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$12.04
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	2,922
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.45
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	5,445
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.63
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	9,574
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.14	$10.40
Value at end of period	$11.34	$11.14
Number of accumulation units outstanding at end of period	6,100	174
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.65
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	1,378
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.11
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	629
Condensed Financial Information (continued)

	2005	2004
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.64
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	24
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.42
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	1,317
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.63
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	3,358
ING VP CONVERTIBLE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.68	$10.18
Value at end of period	$10.61	$10.68
Number of accumulation units outstanding at end of period	658	413
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.82
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	1,014
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.41	$10.44
Value at end of period	$12.45	$11.41
Number of accumulation units outstanding at end of period	3,109	119
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.01
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	2,246
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.13
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	346
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.01
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	21

Condensed Financial Information (continued)

	2005	2004
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.22
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	118

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.75%

	2005	2004
AIM V.I. LEISURE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.86	$10.64
Value at end of period	$11.51	$11.86
Number of accumulation units outstanding at end of period	374	373
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.27
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	4,020
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.27	$10.84
Value at end of period	$14.06	$12.27
Number of accumulation units outstanding at end of period	46,372	16,055
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.88	$9.96
Value at end of period	$11.29	$10.88
Number of accumulation units outstanding at end of period	102,475	44,415
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$8.37	$8.26
Value at end of period	$8.67	$8.37
Number of accumulation units outstanding at end of period	54,544	42,365
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.86
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	1,168
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.84	$10.98
Value at end of period	$12.25	$11.84
Number of accumulation units outstanding at end of period	57,095	42,363
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.83	$10.76
Value at end of period	$13.44	$11.83
Number of accumulation units outstanding at end of period	46,983	30,615

Condensed Financial Information (continued)

	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.53	$11.60
Value at end of period	$13.59	$13.53
Number of accumulation units outstanding at end of period	885	14,401
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.72
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	719
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.30
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	1,900
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$20.23	$18.36
Value at end of period	$19.94	$20.23
Number of accumulation units outstanding at end of period	914	809
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$9.88	$8.97
Value at end of period	$10.72	$9.88
Number of accumulation units outstanding at end of period	11,260	1,230
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.44
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	107
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.09
Value at end of period	$11.99
Number of accumulation units outstanding at end of period	1,774
ING FMRSM EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.26
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	7,839
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.18
Value at end of period	$13.35
Number of accumulation units outstanding at end of period	416

Condensed Financial Information (continued)

	2005	2004
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.45	$11.01
Value at end of period	$13.01	$11.45
Number of accumulation units outstanding at end of period	544	545
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.83
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	2,294
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.83	$12.24
Value at end of period	$14.92	$13.83
Number of accumulation units outstanding at end of period	3,482	345
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.84	$11.68
Value at end of period	$14.75	$13.84
Number of accumulation units outstanding at end of period	16,332	12,188
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.77	$10.74
Value at end of period	$13.01	$12.77
Number of accumulation units outstanding at end of period	8,103	1,982
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.56
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	42,720
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$12.26	$11.10
Value at end of period	$13.89	$12.26
Number of accumulation units outstanding at end of period	3,537	930
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.42	$8.06
Value at end of period	$9.81	$9.42
Number of accumulation units outstanding at end of period	26,069	9,569
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.87
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	14,814

Condensed Financial Information (continued)

	2005	2004
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.91
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	11,921
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.94	$10.09
Value at end of period	$11.37	$10.94
Number of accumulation units outstanding at end of period	53,520	2,634
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.70
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	5,794
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.80	$14.87
Value at end of period	$14.94	$14.80
Number of accumulation units outstanding at end of period	30,531	18,611
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.19	$9.92
Value at end of period	$11.97	$11.19
Number of accumulation units outstanding at end of period	5,760	524
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.36
Value at end of period	$12.39
Number of accumulation units outstanding at end of period	7,995
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.19
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	3,081
ING MERCURY LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.00
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	751
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.52	$8.02
Value at end of period	$8.50	$8.52
Number of accumulation units outstanding at end of period	1,966	2,044

Condensed Financial Information (continued)

	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$23.40	$21.43
Value at end of period	$23.66	$23.40
Number of accumulation units outstanding at end of period	28,026	15,923
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.57
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	14,002
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$11.98
Number of accumulation units outstanding at end of period	3,300
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$12.14	$10.74
Value at end of period	$13.51	$12.14
Number of accumulation units outstanding at end of period	18,655	2,249
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$19.96	$18.00
Value at end of period	$20.74	$19.96
Number of accumulation units outstanding at end of period	14,131	1,698
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.09	$12.71
Value at end of period	$13.18	$13.09
Number of accumulation units outstanding at end of period	27,791	16,547
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.80	$10.00
Value at end of period	$11.07	$10.80
Number of accumulation units outstanding at end of period	24,715	14,808
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.64
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	1,354
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.63
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	10,960

Condensed Financial Information (continued)

	2005	2004
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$11.62	$11.31
Value at end of period	$12.69	$11.62
Number of accumulation units outstanding at end of period	3,150	2,601
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.80	$11.65
Value at end of period	$12.12	$11.80
Number of accumulation units outstanding at end of period	5,101	4,783
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.61
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	779
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.54
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	3,518
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.16	$10.03
Value at end of period	$11.40	$11.16
Number of accumulation units outstanding at end of period	36,317	17,573
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.16
Value at end of period	$11.41
Number of accumulation units outstanding at end of period	1,723
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$10.85
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	1,867
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.10	$10.55
Value at end of period	$12.30	$12.10
Number of accumulation units outstanding at end of period	4,566	2,111
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.64
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	6,628
Condensed Financial Information (continued)

	2005	2004
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.77
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	655
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.87
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	791
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.87	$10.86
Value at end of period	$15.92	$13.87
Number of accumulation units outstanding at end of period	8,708	4,329
ING VP CONVERTIBLE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.67	$11.97
Value at end of period	$12.56	$12.67
Number of accumulation units outstanding at end of period	7,870	8,077
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$11.07	$10.01
Value at end of period	$11.71	$11.07
Number of accumulation units outstanding at end of period	2,202	273
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$7.04	$6.77
Value at end of period	$7.22	$7.04
Number of accumulation units outstanding at end of period	3,137	126
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.64	$8.90
Value at end of period	$9.96	$9.64
Number of accumulation units outstanding at end of period	16,141	9,183
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.63	$11.05
Value at end of period	$13.75	$12.63
Number of accumulation units outstanding at end of period	22,970	16,939
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$13.69	$11.44
Value at end of period	$14.44	$13.69
Number of accumulation units outstanding at end of period	31,178	22,926

Condensed Financial Information (continued)

	2005	2004
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.01
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	4
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$8.61	$7.98
Value at end of period	$9.04	$8.61
Number of accumulation units outstanding at end of period	6,223	0
PIONEER SMALL COMPANY VCT PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.66	$9.59
Value at end of period	$10.65	$10.66
Number of accumulation units outstanding at end of period	4,031	3,774
PROFUND VP BULL
(Fund first available during November 2004)
Value at beginning of period	$8.75	$8.29
Value at end of period	$8.83	$8.75
Number of accumulation units outstanding at end of period	2,452	2,451
PROFUND VP EUROPE 30
(Fund first available during March 2004)
Value at beginning of period	$9.21	$8.68
Value at end of period	$9.78	$9.21
Number of accumulation units outstanding at end of period	985	848
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$8.19	$9.03
Value at end of period	$7.41	$8.19
Number of accumulation units outstanding at end of period	3,253	1,230
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.53	$10.06
Value at end of period	$11.65	$11.53
Number of accumulation units outstanding at end of period	1,465	967
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
(Fund first available during January 2004)
Value at beginning of period	$12.90	$10.85
Value at end of period	$14.46	$12.90
Number of accumulation units outstanding at end of period	100	100

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.90%

	2005	2004
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.24
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	174
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$12.20	$11.12
Value at end of period	$13.97	$12.20
Number of accumulation units outstanding at end of period	4,502	4,505
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.83	$9.92
Value at end of period	$11.21	$10.83
Number of accumulation units outstanding at end of period	841	269
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$8.32	$8.23
Value at end of period	$8.61	$8.32
Number of accumulation units outstanding at end of period	3,848	3,847
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.11
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	162
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.82	$10.97
Value at end of period	$12.21	$11.82
Number of accumulation units outstanding at end of period	5,943	4,853
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.81	$10.75
Value at end of period	$13.39	$11.81
Number of accumulation units outstanding at end of period	4,313	4,629
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.50	$11.60
Value at end of period	$16.02	$13.50
Number of accumulation units outstanding at end of period	758	455

Condensed Financial Information (continued)

	2005	2004
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.72
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	182
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$19.93	$17.68
Value at end of period	$19.61	$19.93
Number of accumulation units outstanding at end of period	217	218
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.54
Value at end of period	$13.68
Number of accumulation units outstanding at end of period	156
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$13.78	$12.93
Value at end of period	$14.67	$13.78
Number of accumulation units outstanding at end of period	1,271	1,630
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.72	$10.80
Value at end of period	$12.94	$12.72
Number of accumulation units outstanding at end of period	2,941	2,941
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.41
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	3,771
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.36	$8.38
Value at end of period	$9.74	$9.36
Number of accumulation units outstanding at end of period	446	448
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.88
Value at end of period	$11.15
Number of accumulation units outstanding at end of period	2,257
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.44	$14.57
Value at end of period	$14.56	$14.44
Number of accumulation units outstanding at end of period	1,031	1,549

Condensed Financial Information (continued)

	2005	2004
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.53
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	169
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.19
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	5,573
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$23.04	$21.14
Value at end of period	$23.26	$23.04
Number of accumulation units outstanding at end of period	1,350	472
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$12.89	$12.53
Value at end of period	$12.96	$12.89
Number of accumulation units outstanding at end of period	2,428	2,003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.78	$10.00
Value at end of period	$11.04	$10.78
Number of accumulation units outstanding at end of period	2,129	1,526
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.34
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	189
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$11.59	$11.59
Value at end of period	$12.64	$11.59
Number of accumulation units outstanding at end of period	164	134
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	906
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.87
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	568
Condensed Financial Information (continued)

	2005	2004
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.56	$11.33
Value at end of period	$13.66	$12.56
Number of accumulation units outstanding at end of period	2,791	2,791
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$13.61	$11.40
Value at end of period	$14.34	$13.61
Number of accumulation units outstanding at end of period	1,374	1,348
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$8.57	$8.27
Value at end of period	$8.98	$8.57
Number of accumulation units outstanding at end of period	442	360
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$8.17	$8.26
Value at end of period	$7.39	$8.17
Number of accumulation units outstanding at end of period	1,990	2,621
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.47	$10.50
Value at end of period	$11.57	$11.47
Number of accumulation units outstanding at end of period	1,565	2,009

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 1.95%

	2005	2004
AIM V.I. LEISURE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	7,494
COLONIAL SMALL CAP VALUE FUND
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.11
Value at end of period	$11.32
Number of accumulation units outstanding at end of period	5,994
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.28	$10.45
Value at end of period	$12.90	$11.28
Number of accumulation units outstanding at end of period	19,175	1,350
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.89	$10.11
Value at end of period	$11.28	$10.89
Number of accumulation units outstanding at end of period	13,897	1,969
FIDELITY® VIP GROWTH PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$10.56
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	500
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.16
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	5,949
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.87	$10.13
Value at end of period	$11.22	$10.87
Number of accumulation units outstanding at end of period	67,163	565
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.24	$10.12
Value at end of period	$12.74	$11.24
Number of accumulation units outstanding at end of period	93,650	1,205

Condensed Financial Information (continued)

	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.49	$10.33
Value at end of period	$13.62	$11.49
Number of accumulation units outstanding at end of period	28,586	2,179
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.52
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	7,892
ING CAPITAL GUARDIAN SMALL/MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.12
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	4,954
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.18
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	111
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$11.25	$9.97
Value at end of period	$11.06	$11.25
Number of accumulation units outstanding at end of period	3,388	187
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.78	$10.47
Value at end of period	$11.68	$10.78
Number of accumulation units outstanding at end of period	4,500	497
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	1,033
ING FMRSM DIVERSIFIED MIDCAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.45
Value at end of period	$11.97
Number of accumulation units outstanding at end of period	5,245
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	291

Condensed Financial Information (continued)

	2005	2004
ING GOLDMAN SACHS TOLLKEEPER® PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.82
Value at end of period	$11.37
Number of accumulation units outstanding at end of period	4,888
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.80
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	42
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.50
Value at end of period	$13.67
Number of accumulation units outstanding at end of period	6,864
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.64	$11.43
Value at end of period	$12.54	$11.64
Number of accumulation units outstanding at end of period	8,586	573
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.17	$10.38
Value at end of period	$11.88	$11.17
Number of accumulation units outstanding at end of period	1,746	124
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.83	$10.64
Value at end of period	$12.03	$11.83
Number of accumulation units outstanding at end of period	19,006	38
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.41
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	1,781
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$11.94	$11.56
Value at end of period	$13.51	$11.94
Number of accumulation units outstanding at end of period	12,212	450
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.52	$11.03
Value at end of period	$11.97	$11.52
Number of accumulation units outstanding at end of period	24,888	1,415

Condensed Financial Information (continued)

	2005	2004
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.47	$10.96
Value at end of period	$12.12	$11.47
Number of accumulation units outstanding at end of period	35,452	23,485
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.24	$10.82
Value at end of period	$11.77	$11.24
Number of accumulation units outstanding at end of period	52,281	4
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.00	$10.17
Value at end of period	$11.41	$11.00
Number of accumulation units outstanding at end of period	96,248	30,274
ING LIFESTYLE MODERATE PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$10.74
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	12,101
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$9.98	$9.99
Value at end of period	$10.06	$9.98
Number of accumulation units outstanding at end of period	23,926	9,833
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.40
Value at end of period	$12.17
Number of accumulation units outstanding at end of period	10,016
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.19
Value at end of period	$12.37
Number of accumulation units outstanding at end of period	2,313
ING MERCURY LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.87
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	194
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.73	$10.07
Value at end of period	$10.83	$10.73
Number of accumulation units outstanding at end of period	29,106	7,039

Condensed Financial Information (continued)

	2005	2004
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.14
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	9,115
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$11.96
Number of accumulation units outstanding at end of period	1,796
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$11.66	$11.42
Value at end of period	$12.95	$11.66
Number of accumulation units outstanding at end of period	18,154	4
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$11.00
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	496
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.12	$10.07
Value at end of period	$10.17	$10.12
Number of accumulation units outstanding at end of period	17,455	5,993
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.49	$10.46
Value at end of period	$10.73	$10.49
Number of accumulation units outstanding at end of period	13,314	994
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.11
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	102
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.36
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	22,987
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during March 2004)
Value at beginning of period	$11.03	$9.99
Value at end of period	$12.03	$11.03
Number of accumulation units outstanding at end of period	4,480	382
Condensed Financial Information (continued)

	2005	2004
ING SALOMON BROTHERS ALL CAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.80
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	1,001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.65
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	14,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.02
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	17,281
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.81	$10.60
Value at end of period	$11.29	$10.81
Number of accumulation units outstanding at end of period	15,128	914
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.05
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	1,350
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.13	$10.34
Value at end of period	$11.29	$11.13
Number of accumulation units outstanding at end of period	20,154	43
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.65
Value at end of period	$10.82
Number of accumulation units outstanding at end of period	1,947
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.61
Value at end of period	$12.59
Number of accumulation units outstanding at end of period	3,355
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.34
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	5,004

Condensed Financial Information (continued)

	2005	2004
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.67
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	406
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$11.85	$10.79
Value at end of period	$13.57	$11.85
Number of accumulation units outstanding at end of period	9,696	1,991
ING VP CONVERTIBLE PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.67	$10.04
Value at end of period	$10.55	$10.67
Number of accumulation units outstanding at end of period	3,388	371
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$9.94
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	6,853
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.01
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	1,337
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.96	$10.21
Value at end of period	$11.30	$10.96
Number of accumulation units outstanding at end of period	9,284	2,182
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.40	$10.26
Value at end of period	$12.39	$11.40
Number of accumulation units outstanding at end of period	12,724	2
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.71	$10.46
Value at end of period	$12.33	$11.71
Number of accumulation units outstanding at end of period	4,559	1,902
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.07
Value at end of period	$10.06
Number of accumulation units outstanding at end of period	2,553

Condensed Financial Information (continued)

	2005	2004
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.33
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	9,557
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.73	$10.11
Value at end of period	$11.24	$10.73
Number of accumulation units outstanding at end of period	49	49
PIONEER SMALL COMPANY VCT PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.28	$10.84
Value at end of period	$11.25	$11.28
Number of accumulation units outstanding at end of period	925	91
PROFUND VP EUROPE 30
(Fund first available during March 2004)
Value at beginning of period	$11.31	$10.57
Value at end of period	$11.99	$11.31
Number of accumulation units outstanding at end of period	2,708	38
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during March 2004)
Value at beginning of period	$9.42	$9.62
Value at end of period	$8.51	$9.42
Number of accumulation units outstanding at end of period	10,503	794
PROFUND VP SMALL CAP
(Fund first available during September 2003)
Value at beginning of period	$11.20
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	1,152

CONDENSED FINANCIAL INFORMATION

Separate Account Annual Charges of 2.10%

	2005	2004
AIM V.I. LEISURE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.71
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	1,026
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.27	$11.03
Value at end of period	$12.87	$11.27
Number of accumulation units outstanding at end of period	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.92
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	791
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.86	$10.64
Value at end of period	$11.20	$10.86
Number of accumulation units outstanding at end of period	959	143
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during October 2003)
Value at beginning of period	$11.23	$10.90
Value at end of period	$12.71	$11.23
Number of accumulation units outstanding at end of period	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.59
Value at end of period	$13.59
Number of accumulation units outstanding at end of period	885
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$11.49
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	1,562
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.07
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	764
ING LIFESTYLE GROWTH PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$11.10
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	1,449
Condensed Financial Information (continued)

	2005	2004
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$10.03
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	878
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.70
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	1,148
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during August 2003)
Value at beginning of period	$11.75
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	813
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during August 2003)
Value at beginning of period	$11.56
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	103
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.82
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	1,743
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.64
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	912
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.99
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	105
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.05
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	797
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (SERVICE CLASS)
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.86
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	109
Condensed Financial Information (continued)

	2005	2004
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.78
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	170

A65

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

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Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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List of Fund Name Changes
Former Fund Name	Current Fund Name
ING JPMorgan Fleming International Portfolio	ING JPMorgan International Portfolio
ING Salomon Brothers All Cap Portfolio	ING Legg Mason Partners All Cap Portfolio
ING Salomon Brothers Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio

Fund Name and Investment Adviser/Subadviser	Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING AllianceBernstein Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Alliance Capital Management, L.P.	Seeks long-term growth of capital.

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ING SmartDesign VA - NY – 139009	B-1

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ING American Funds Growth Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds Growth-Income Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow and provide you with income over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING American Funds International Portfolio Investment Adviser: ING Investments, LLC Investment Adviser to Master Funds: Capital Research Management Company

Seeks to make your investment grow over time. The Portfolio operates as a “feeder fund” which invests all of its assets in the “master fund” which is Class 2 shares of the International Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

ING Capital Guardian U.S. Equities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Capital Guardian Trust Company	Seeks long-term growth of capital and income.
ING EquitiesPlus Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500®”).
ING Evergreen Health Sciences Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Diversified Mid Cap Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital.
ING FMRSM Earnings Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.

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ING SmartDesign VA - NY – 139009	B-2

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ING Franklin Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
ING Global Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Clarion Real Estate Securities, L.P.	A non-diversified portfolio that seeks to provide investors with high total return.
ING Global Resources Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.	A non-diversified portfolio that seeks long-term capital appreciation.

ING Goldman Sachs TollkeeperSM Portfolio* (Class S)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Goldman Sachs Asset Management, L.P.

*   oldman Sachs TollkeeperSM is a service mark of Goldman Sachs & Co.

Seeks long-term growth of capital.
ING Janus Contrarian Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Janus Capital Management, LLC	A non-diversified portfolio that seeks capital appreciation.
ING JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
ING JPMorgan Small Cap Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
ING JPMorgan Value Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Julius Baer Investment Management LLC	Seeks long-term growth of capital.

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ING SmartDesign VA - NY – 139009	B-3

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ING Legg Mason Partner All Cap Portfolio (Class S)

(formerly ING Salomon Brothers All Cap Portfolio)

Investment Adviser: Directed Services, Inc.

Investment Subadviser: Salomon Brothers Asset Management Inc.

A non-diversified portfolio that seeks capital appreciation through investment in securities which it believes has above-average capital appreciation potential.
ING Legg Mason Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Legg Mason Capital Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING LifeStyle Aggressive Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital.
ING LifeStyle Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and some current income.
ING LifeStyle Moderate Growth Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and a low to moderate level of current income.
ING LifeStyle Moderate Portfolio (Class S1) Investment Adviser: ING Investments, LLC Asset Allocation Consultants: Ibbotson Associates and ING Investment Management Co.	Seeks growth of capital and current income.
ING Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Co.

Seeks high level of current income consistent with the preservation of capital and liquidity. Inverts in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the subadviser to present minimal credit risks.

ING Lord Abbett Affiliated Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.
ING MarketPro Portfolio (Class S) Investment Adviser: ING Investments, LLC	Seeks capital appreciation and secondarily, income.
ING Marsico Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.

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ING SmartDesign VA - NY – 139009	B-4

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ING Marsico International Opportunities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING MFS Mid Cap Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING MFS Utilities Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Oppenheimer Main Street Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING PIMCO Core Bond Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING PIMCO High Yield Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ING Pioneer Fund Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.

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ING SmartDesign VA - NY – 139009	B-5

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ING Pioneer Mid Cap Value Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Templeton Global Advisors	Seeks capital appreciation.
ING Van Kampen Equity Growth Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Global Franchise Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks long-term capital appreciation.
ING Van Kampen Growth and Income Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	Seeks long-term growth of capital and income.
ING Van Kampen Real Estate Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Van Kampen	A non-diversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING VP Index Plus International Equity Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Wells Fargo Mid Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital growth.

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ING SmartDesign VA - NY – 139009	B-6

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ING Wells Fargo Small Cap Disciplined Portfolio (Class S) Investment Adviser: Directed Services, Inc. Investment Subadviser: Wells Capital Management	Seeks long-term capital appreciation.
ING Partners, Inc. 151 Farmington Avenue, Hartford, CT 06156-8962
ING Baron Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Columbia Small Cap Value II Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Columbia Management Advisors, LLC	Seeks long-term growth of capital.
ING Davis Venture Value Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Davis Selected Advisers, L.P.	A non-diversified portfolio that seeks long-term growth of capital.

ING JPMorgan International Portfolio (Service Class)

(formerly ING JPMorgan Fleming International Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: J.P. Morgan Asset Management (London) Limited

Seeks long-term growth of capital.

ING Legg Mason Partners Aggressive Growth Portfolio

(Service Class)

(formerly ING Salomon Brothers Aggressive Growth Portfolio)

Investment Adviser: ING Life Insurance and Annuity Company

Investment Subadviser: Salomon Brothers Asset Management Inc.

Seeks long-term growth of capital.
ING Neuberger Berman Partners Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.

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ING SmartDesign VA - NY – 139009	B-7

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ING Neuberger Berman Regency Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Neuberger Berman Management Inc.	Seeks capital growth.
ING Oppenheimer Global Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Templeton Foreign Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
ING UBS U.S. Large Cap Equity Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING UBS U.S. Small Cap Growth Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term capital appreciation.
ING Van Kampen Comstock Portfolio (Service Class) Investment Adviser: ING Life Insurance and Annuity Company Investment Subadviser: Van Kampen	Seeks capital growth and income.
ING Variable Insurance Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING GET U.S. Core Portfolio Investment Adviser: ING Investment Management Co.

Seeks to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period.

ING Variable Portfolios, Inc. 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Index Plus LargeCap Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.

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ING SmartDesign VA - NY – 139009	B-8

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ING VP Index Plus MidCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class S) Investment Advisor: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING Variable Products Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING VP Financial Services Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP SmallCap Opportunities Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING VP Intermediate Bond Portfolio
ING VP Intermediate Bond Portfolio (Class S) Investment Adviser: ING Investments, LLC Investment Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
Fidelity® Variable Insurance Products 82 Devonshire Street, Boston, MA 02109

Fidelity® VIP Contrafund® Portfolio (Service Class 2)

Investment Adviser: Fidelity Management & Research Company

Investment Subadviser: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Investment Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500® Index (S&P 500®).

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ING SmartDesign VA - NY – 139009	B-9

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Franklin Templeton Variable Insurance Products Trust 100 Fountain Parkway, St. Petersburg, FL 33716-1205
Mutual Shares Securities Fund (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
ProFunds VP 3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
ProFund VP Bull Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index®.
ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Small-Cap Investment Adviser: ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

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ING SmartDesign VA - NY – 139009	B-10

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APPENDIX C

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ReliaStar Life Insurance Company of New York (“ReliaStar of NY”). The Fixed Interest Division is part of the ReliaStar of NY General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

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Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28, 2006. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply.

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You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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ING SmartDesign VA - NY – 139009	C-1

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APPENDIX D

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 – 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $420 ($7,000 x .06). The amount of the withdrawal paid to you will be $10,080 ($10,500 - $420). This example does not take into account deduction of any premium taxes.

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ING SmartDesign VA - NY - 139009	D-1

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APPENDIX E

MGWB Excess Withdrawal Amount Examples

The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for transfers and withdrawals in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal Amount”).

Example # 1: Contract Value is greater than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $120,000, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account (“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $110,000 ($120,000 - $10,000).
The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $71,061.95 ($73,000 * (1 - $3,000 / $113,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $97,345.13 ($100,000 * (1 - $3,000 / $113,000)). The MAW is then recalculated to be 7% of the new EPA, $6,814.15 ($97,345.13 * 7%).

Example # 2: Contract Value is less than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $60,000, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account (“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $50,000 ($60,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $68,867.92 ($73,000 * (1 - $3,000 / $53,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $94,339.62 ($100,000 * (1 - $3,000 / $53,000)). The MAW is then recalculated to be 7% of the new EPA, $6,603.77 ($94,339.62 * 7%).

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ING SmartDesign VA - NY – 139009	E-1

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Example # 3: Contract Value is equal to the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $80,000, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account (“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $70,000 ($80,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $70,000.00 ($73,000 * (1 - $3,000 / $73,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $95,890.41 ($100,000 * (1 - $3,000 / $73,000)). The MAW is then recalculated to be 7% of the new EPA, $6,712.32 ($95,890.41 * 7%).

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ING SmartDesign VA - NY – 139009	E-2

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APPENDIX F

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%
	Rider Charge	0.0%	0.75%

65	Contract Value	$100,000	$89,167
	Annuity Factor	5.51	5.51
	Monthly Income	$551.00	$491.31
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	Annuity Factor	n/a	4.17
	MGIB Income	n/a	$820.30

Income	$551.00	$820.30

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$134,392	$122,019
	Annuity Factor	5.51	5.51
	Monthly Income	$740.50	$672.32
	MGIB Rollup	n/a	$196,715

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MGIB Ratchet	n/a	$122,019
Annuity Factor	n/a	4.17

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MGIB Income	n/a	$820.30

Income	$740.50	$820.30

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ING SmartDesign VA - NY – 139009	F-1

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Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%
	Rider Charge	0.0%	0.75%

65	Contract Value	$215,892	$200,423
	Annuity Factor	5.51	5.51
	Monthly Income	$1,189.57	$1,104.33
	MGIB Rollup	n/a	$196,715

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MGIB Ratchet	n/a	$200,423
Annuity Factor	n/a	4.17

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MGIB Income	n/a	$835.76

Income	$1,189.57	$1,104.33

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

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ING SmartDesign VA - NY – 139009	F-2

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APPENDIX G

Projected Schedule of

ING GET U.S. Core Portfolio Offerings

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	Offering Dates	Guarantee Dates

ING GET U.S. Core Portfolio – Series 12	03/02/06 – 06/21/06	06/22/06 – 06/20/13

ING GET U.S. Core Portfolio – Series 13	06/22/06 – 12/20/06	12/21/06 – 12/19/13

ING GET U.S. Core Portfolio – Series 14	12/21/06 – 06/20/07	06/21/07 – 06/19/14

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ING SmartDesign VA - NY – 139009	G-1

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ReliaStar Life Insurance Company of New York

ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.

ING SmartDesign VA - NY - 139009	04/28/2006

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Statement of Additional Information

ING SMARTDESIGN VARIABLE ANNUITY - NY

Deferred Combination Variable and Fixed Annuity Contract

Issued by

SEPARATE ACCOUNT NY-B

of

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein. The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar Life Insurance Company of New York, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION:

April 28, 2006

Table of Contents

Item	Page

Introduction	1
Description of ReliaStar Life Insurance Company of New York	1
Safekeeping of Assets	1
The Administrator	1
Independent Registered Public Accounting Firm	1
Distribution of Contracts	1
Performance Information	3
Other Information	3
Financial Statements of ReliaStar Life Insurance Company of New York	4
Financial Statements of Separate Account NY-B	4

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account NY-B.

Description of ReliaStar Life Insurance Company of New York

ReliaStar of New York (“ReliaStar of NY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name, The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health insurance. Until October 1, 2003, ReliaStar of NY was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company (“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands. ReliaStar of NY’s financial statements appear in the Statement of Additional Information.

ING also owns Directed Services, Inc. the investment manager of ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of ING Investors Trust and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns Baring International Investment Limited, another portfolio manager of ING Investors Trust. Our principle office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Safekeeping of Assets

ReliaStar of NY acts as its own custodian for Separate Account NY-B.

The Administrator

On November 8, 1996, First Golden American Life Insurance Company of New York (“First Golden”) and ING USA Annuity and Life Insurance Company (“ING USA”) entered into an administrative service agreement pursuant to which ING USA agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into ReliaStar of NY (“merger date”), the expenses incurred by ING USA in relation to this service agreement will be reimbursed by ReliaStar of NY on an allocated cost basis. As of the merger date, ReliaStar of NY will be obligated to reimburse these expenses. For the years ended December 31, 2005, 2004 and 2003, ReliaStar of NY incurred expenses of $0, $0 and $0, respectively, under the agreement with ING USA.

Also on November 8, 1996, First Golden, ING USA and Directed Services, Inc. (“DSI”) entered into a service agreement pursuant to which First Golden and ING USA agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, ReliaStar of NY will provide its personnel to provide such services. ReliaStar of NY expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by ReliaStar of NY’s employees on behalf of DSI. For the year ended December 31, 2005, there were no charges to ING USA and DSI for these services.

Independent Registered Public Accounting Firm

Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, an Independent Registered Public Accounting Firm, performs annual audits of ReliaStar of NY and Separate Account NY-B.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. (“DSI”), an affiliate of ReliaStar of NY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ReliaStar of NY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2005, 2004 and 2003 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $6,964,000,$2,244,000, and $1,328,000, respectively. As of the merger date, ReliaStar of NY became the depositor for these variable insurance products. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Published Ratings

From time to time, the rating of ReliaStar of NY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A++ to F. An A++ and a A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under “Performance Information.” Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

Illustration of Calculation of AUV

Example 1.

1.	AUV, beginning of period	$10.00000000
2.	Value of securities, beginning of period	$10.00000000
3.	Change in value of securities	0.10000000
4.	Gross investment return (3) divided by (2)	0.01000000
5.	Less daily mortality and expense charge	0.00003446
6.	Less asset based administrative charge	0.00000411
7.	Net investment return (4) minus (5) minus (6)	0.00996163
8.	Net investment factor (1.000000) plus (7)	1.00996163
9.	AUV, end of period (1) multiplied by (8)	$10.09961430

Illustration of Purchase of Units (Assuming No State Premium Tax)

Example 2.

1.	Initial Premium Payment	$1,000
2.	AUV on effective date of purchase (see Example 1)	$10.00000000
3.	Number of Units purchased [(1) divided by (2)]	100.00000000
4.	AUV for valuation date following purchase (see Example 1)	$10.09961430

5.	Contract Value in account for valuation date following
purchase [(3) multiplied by (4)]	$1,009.96

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

3

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

4

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

The audited financial statements of ReliaStar Life Insurance Company of New York are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Audited Financial Statements of ReliaStar Life Insurance Company of New York

Statements of Operations for the years ended December 31, 2005, 2004, and 2003

Balance Sheets as of December 31, 2005, 2004 and 2003

Statements of Changes in Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003

Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

Notes to Financial Statements

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B

The audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account NY - B

are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account NY - B

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the year ended December 31, 2005

Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004

Notes to Financial Statements

5

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Index to Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Financial Statements:

Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Balance Sheets as of December 31, 2005 and 2004	C-4

Statements of Changes in Shareholder's Equity for the years ended
December 31, 2005, 2004, and 2003	C-6

Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ReliaStar Life Insurance Company of New York

We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York as of December 31, 2005 and 2004, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ReliaStar Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004. As discussed in Note 16 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to the settlement of investment securities for the years ended December 31, 2004 and 2003.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$116.6	$120.6	$122.5
Fee income	101.5	99.1	98.3
Premiums	78.0	66.3	63.5
Net realized capital gains	9.5	9.3	10.6
Other income	0.3	0.7	0.3
Total revenue	305.9	296.0	295.2
Benefits and expenses:
Interest credited and other benefits
to policyholders/contractowners	182.6	189.6	148.0
Operating expenses	61.7	49.6	36.1
Amortization of deferred policy acquisition costs
and value of business acquired	7.3	9.4	30.9
Interest expense	0.1	-	-
Total benefits and expenses	251.7	248.6	215.0
Income before income taxes and cumulative effect
of change in accounting principle	54.2	47.4	80.2
Income tax expense	17.4	16.6	26.3
Income before cumulative effect of change
in accounting principle	36.8	30.8	53.9
Cumulative effect of change in accounting
principle, net of tax	-	0.8	-
Net income	$36.8	$31.6	$53.9

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $1,608.4 at 2005 and $1,553.2 at 2004)	$1,611.9	$1,613.1
Equity securities, available-for-sale, at fair value
(cost of $4.8 at 2005 and $6.9 at 2004)	4.5	7.6
Mortgage loans on real estate	191.0	213.0
Policy loans	93.4	90.9
Short-term investments	5.0	-
Other investments	19.9	17.0
Securities pledged
(amortized cost of $118.6 at 2005 and $149.7 at 2004)	115.1	148.5
Total investments	2,040.8	2,090.1
Cash and cash equivalents	41.5	33.5
Short-term investments under securities loan agreement	17.3	49.0
Accrued investment income	18.2	19.2
Receivable for securities sold	3.5	-
Premiums receivable	8.6	9.1
Reinsurance recoverable	100.3	84.2
Deferred policy acquisition costs	92.7	77.7
Value of business acquired	43.3	33.7
Due from affiliates	0.5	1.6
Deferred income taxes	39.2	32.5
Other assets	7.3	4.1
Assets held in separate accounts	653.7	537.7
Total assets	$3,066.9	$2,972.4

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$1,803.5	$1,772.5
Payable for securities purchased	4.4	-
Payable under securities loan agreement	17.3	49.0
Borrowed money	97.7	100.4
Notes payable	-	2.3
Due to affiliates	11.8	5.3
Current income taxes	0.1	16.2
Other liabilities	40.5	37.4
Liabilities related to separate accounts	653.7	537.7
Total liabilities	2,629.0	2,520.8
Shareholder's equity:
Common stock (1,377,863 shares authorized, issued
and outstanding; $2 per share value)	2.8	2.8
Additional paid-in capital	1,152.2	1,172.7
Accumulated other comprehensive (loss) income	(0.4)	29.6
Retained earnings (deficit)	(716.7)	(753.5)
Total shareholder's equity	437.9	451.6
Total liabilities and shareholder's equity	$3,066.9	$2,972.4

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$1,225.6	$35.4	$(838.0)	$425.8
Comprehensive income:
Net income	-	-	-	53.9	53.9
Other comprehensive income,
net of tax:
Change in net unrealized gain
(loss) on securities ($0.8 pretax)	-	-	0.4	-	0.4
Total comprehensive income					54.3
Dividends paid	-	(25.5)	-	-	(25.5)
Balance at December 31, 2003	2.8	1,200.1	35.8	(784.1)	454.6
Comprehensive income:
Net income	-	-	-	31.6	31.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities ($(11.7) pretax)	-	-	(7.4)	-	(7.4)
Total comprehensive income					24.2
Dividends paid	-	(27.2)	-	-	(27.2)
Other	-	(0.2)	1.2	(1.0)	-
Balance at December 31, 2004	2.8	1,172.7	29.6	(753.5)	451.6
Comprehensive income:
Net income	-	-	-	36.8	36.8
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities ($(45.6) pretax)	-	-	(30.0)	-	(30.0)
Total comprehensive income					6.8
Dividends paid	-	(20.8)	-	-	(20.8)
Employee share-based payments	-	0.3	-	-	0.3
Balance at December 31, 2005	$2.8	$1,152.2	$(0.4)	$(716.7)	$437.9

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
		(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income	$36.8	$31.6	$53.9
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs,
value of business acquired, and sales inducements	(18.5)	(18.8)	(28.1)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	7.4	9.8	30.9
Future policy benefits, claims reserves, and
interest credited	13.0	58.6	7.0
Net realized capital gains	(9.5)	(9.3)	(10.6)
Change in:
Reinsurance recoverable	(16.1)	(19.1)	(18.6)
Other receivables and asset accruals	(0.7)	1.0	(0.1)
Due to/from affiliates	7.6	16.8	(6.2)
Other payables and accruals	(13.0)	(7.8)	(22.5)
Other	11.3	3.1	7.0
Net cash provided by operating activities	18.3	65.9	12.7

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	2,221.2	2,495.2	2,761.3
Equity securities, available-for-sale	2.2	-	-
Mortgage loans on real estate	37.0	24.5	44.3
Acquisition of:
Fixed maturities, available-for-sale	(2,237.8)	(2,531.1)	(2,879.3)
Equity securities, available-for-sale	(0.1)	-	-
Mortgage loans on real estate	(14.6)	(27.3)	(10.0)
Short-term investments	(5.3)	0.1	0.9
Other	(5.1)	(8.5)	(2.6)
Net cash used for investing activities	(2.5)	(47.1)	(85.4)

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
		(Restated)	(Restated)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$220.6	$217.0	$186.9
Maturities and withdrawals from investment contracts	(202.6)	(186.9)	(162.5)
Short-term loans	(5.0)	1.2	28.3
Dividends to parent	(20.8)	(27.2)	(25.5)
Other	-	0.1	-
Net cash (used for) provided by financing activities	(7.8)	4.2	27.2
Net increase (decrease) in cash and cash equivalents	8.0	23.0	(45.5)
Cash and cash equivalents, beginning of year	33.5	10.5	56.0
Cash and cash equivalents, end of year	41.5	33.5	10.5
Supplemental cash flow information:
Income taxes paid, net	$25.1	$9.5	$29.5
Interest paid	$3.2	$1.5	$1.9

The accompanying notes are an integral part of these financial statements.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies
Basis of Presentation

ReliaStar Life Insurance Company of New York (“RLNY” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of New York and provides financial products and services in the United States. RLNY is authorized to conduct its insurance business in the District of Columbia and all states.

RLNY is a direct, wholly-owned subsidiary of ReliaStar Life Insurance Company (“ReliaStar Life” or “Parent”), which is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut holding and management company. Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING".

Until October 1, 2003, the Company was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company (“Security-Connecticut Life”), a Minnesota domiciled insurance company, which provided financial products and services in the United States. Effective October 1, 2003, Security-Connecticut merged with and into ReliaStar Life.

Description of Business

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, group life and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax-advantaged savings for retirement and protection in the event of death.

The Company has one operating segment, ING U.S. Financial Services.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments” (“EITF 03-1”) adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1:	Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2:	Evaluate whether an impairment is other-than-temporary.
Step 3:	If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments’” (“FSP EITF 03-1-1”), which delayed the EITF 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $0.4 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue No. 04-5, "Investor's Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights" ("EITF 04-5"), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46R: "Consolidation of Variable Interest Entities" ("FIN 46R"). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on RLNY as of December 31, 2005, as the Company's investments in limited partnerships are generally considered variable interest entities and are accounted for using the cost or equity methods of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS No. 123R"), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first interim or annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provision of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB No. 25”), and related Interpretations, as permitted by FAS No. 123. No stock based employee compensation cost was recognized in the Statement of Operations during 2004 and 2003, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, was $0.2 lower than if it had continued to account for share-based payments under APB No. 25. The fair value of shares granted during 2005 was $0.2 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes to valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position (“SOP”) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), on January 1, 2004. SOP 03-1 established several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and the revenues and expenses related to such arrangements be consolidated with the respective line items in the Statements of Operations. In addition, SOP 03-1 requires additional liabilities be established for certain guaranteed death benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners and policyholders must be recognized on the balance sheet separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company evaluated all requirements of SOP 03-1 and determined that it is affected by SOP 03-1’s requirements to account for certain separate account arrangements as general account arrangements, to establish additional liabilities for certain guaranteed benefits and for products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function, and to defer, amortize, and recognize separately, sales inducements to contractowners and policyholders. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(10.8), before tax or $(7.0), net of $3.8 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company’s policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the implementation of Technical Practice Aid 6300.05 – 6300.08, “Q&As Related to the Implementation of SOP 03-1, ‘Accounting and Reporting by Insurance Enterprises, for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”’ (the “TPA”).

The TPA, which was approved in September 2004, provided additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provided additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA was retroactive to the original implementation date of SOP 03-1, January 1, 2004, and was reported as an adjustment to the SOP 03-1 cumulative effect change in accounting principle. The adoption of the TPA resulted in an adjustment of the Company’s cumulative effect change in accounting principle by $7.8, net of $4.2 of income tax.

The implementation of SOP 03-1 raised questions regarding the interpretation of the requirements of FAS No. 97 “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the FASB issued FASB Staff Position No. FAS 97-1, “Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, ‘Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,’ Permit or Require Accrual of an Unearned Revenue Liability” (“FSP FAS 97-1”), effective for fiscal periods beginning subsequent to the date the guidance was

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004. The adoption of FSP FAS 97-1 did not have an impact on the Company’s financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB issued FIN 46R to make certain technical revision and address certain implementation issues that had arisen. FIN 46R provides a new framework for identifying Variable Interest Entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $799.0 and $643.6 as of December 31, 2005 and 2004, respectively. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $801.9 and $628.8, respectively, represents the maximum exposure to loss on the investment in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133 “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•       Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occur by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassifications and Changes to Prior Year Presentation footnote).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20). Under EITF Issue No. 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down charged to realized loss. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standards & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits (“GMWBs”) without life contingency and guaranteed minimum accumulation benefits (“GMABs”) represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The option component of an equity indexed annuity also represents an embedded derivative. These embedded derivatives and swap contracts reinsuring cost of insurance charges are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on instruments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company may enter into interest rate, equity market credit, default, total return, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also may purchase options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative investment contracts are included in Other investments or Other liabilities, as appropriate, on the Balance Sheets. The derivative contracts with insurance enterprises are included in Other assets on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also has issued certain retail annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets and the changes in the fair value are recorded in Interest credited and other benefits to policyholders/contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS No. 60 applies to traditional life insurance products, primarily whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for universal and traditional life insurance contracts, deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for universal life and variable products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Unearned revenue reserves represent contractual charges deemed to be earned in future periods. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Reserve interest rates vary by product up to 8.0% for 2005, 2004, and 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2005, 2004, and 2003, reserve interest discount rates ranged from 4.8% to 8.8%.

Reserves for equity indexed annuities are computed in accordance with FAS No. 97 and FAS No. 133. Accordingly, the aggregate initial liability is equal to the deposit received (plus a bonus, if applicable), and is split into a host component, and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value reported in the Statements of Operations.

Under SOP 03-1, the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The SOP 03-1 reserve for life insurance products is calculated using the same assumptions used in the determination of estimated gross profits, according to which, deferred acquisition costs are amortized. The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce losses in later policy years.

The SOP 03-1 reserve for annuities with guaranteed minimum death benefits (“GMDBs”) is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The annuities with GMABs and with GMWBs where the guarantee does not involve life contingency are considered to be derivatives under FAS No. 133. The additional liabilities for these guarantees are recognized at fair value in the Statements of Operations.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SOP 03-1 reserve for the guaranteed minimum income benefits (“GMIB”) and GMWBs where the guarantee involves life contingency, is determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised. In addition, the calculation of the GMIB and GMWB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

Sales Inducements

Sales inducements represent benefits paid to contractowners and policyholders for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contracts expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately from DAC on the Balance Sheets in accordance with SOP 03-1. Beginning in 2004, sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodology and assumptions consistent with those used for amortization of DAC. Sales inducements are recorded in Other assets on the Balance Sheets.

Revenue Recognition

For universal life and certain annuity contracts, charges assessed against contractowners and policyholders funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as a premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to policyholders/contractowners in the Statements of Operations.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners and policyholders who bear the

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners and policyholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate account assets supporting variable options under universal life and variable annuity contracts are invested, as designated by the contractowner, policyholder, or participant under a contract in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses, of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the Statements of Operations with the general account beginning January 1, 2004, in accordance with the SOP 03-1 requirements. At December 31, 2005 and 2004, unrealized gains/losses, on assets supporting a guaranteed interest option were minimal and are reflected in Stockholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to losses from its life insurance and annuity business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$35.5	$0.2	$0.2	$35.5
State, municipalities, and political
subdivisions	1.5	0.1	-	1.6

U.S. corporate securities:
Public utilities	170.7	3.9	2.6	172.0
Other corporate securities	612.3	14.8	8.6	618.5
Total U.S. corporate securities	783.0	18.7	11.2	790.5

Foreign securities:
Government	17.3	0.7	0.1	17.9
Other	177.8	3.0	4.7	176.1
Total foreign securities	195.1	3.7	4.8	194.0

Residential mortgage-backed securities	410.7	0.4	7.1	404.0
Commercial mortgaged-backed securities	188.8	3.1	2.7	189.2
Other asset-backed securities	112.4	0.9	1.1	112.2

Total fixed maturities, including fixed
maturities pledged	1,727.0	27.1	27.1	1,727.0
Less: fixed maturities pledged	118.6	-	3.5	115.1

Total fixed maturities	1,608.4	27.1	23.6	1,611.9
Equity securities	4.8	0.2	0.5	4.5

Total investments, available-for-sale	$1,613.2	$27.3	$24.1	$1,616.4

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$56.2	$0.4	$0.2	$56.4
State, municipalities, and political subdivisions	1.6	0.1	-	1.7

U.S. corporate securities:
Public utilities	154.3	7.9	0.8	161.4
Other corporate securities	695.2	35.9	3.0	728.1
Total U.S. corporate securities	849.5	43.8	3.8	889.5

Foreign securities:
Government	28.0	0.6	0.2	28.4
Other	168.0	6.6	1.9	172.7
Total foreign securities	196.0	7.2	2.1	201.1

Residential mortgage-backed securities	373.5	2.5	2.1	373.9
Commercial mortgaged-backed securities	119.0	8.2	0.3	126.9
Other asset-backed securities	107.1	6.1	1.1	112.1

Total fixed maturities, including fixed
maturities pledged	1,702.9	68.3	9.6	1,761.6
Less: fixed maturities pledged	149.7	0.3	1.5	148.5

Total fixed maturities	1,553.2	68.0	8.1	1,613.1
Equity securities	6.9	0.7	-	7.6

Total investments, available-for-sale	$1,560.1	$68.7	$8.1	$1,620.7

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation was $(0.3) and $59.4, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005 and 2004, were related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the fair value of fixed maturities, including fixed maturities pledged to creditors, in unrealized loss position at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$5.0	$3.3	$7.9	$16.2
Mortgage and other asset-backed
securities	5.8	3.3	1.8	10.9
Total unrealized loss	$10.8	$6.6	$9.7	$27.1
Fair value	$547.2	$261.4	$246.1	$1,054.7

2004

Interest rate or spread widening	$1.0	$2.0	$3.1	$6.1
Mortgage and other asset-backed
securities	1.7	0.5	1.3	3.5
Total unrealized loss	$2.7	$2.5	$4.4	$9.6
Fair value	$335.4	$131.8	$78.6	$545.8

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value at December 31, 2005. In addition, this category includes 100 securities, which have an average quality rating of A. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in prevailing market interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$51.9	$52.1
After one year through five years	412.7	415.4
After five years through ten years	350.7	349.6
After ten years	199.8	204.5
Mortgage-backed securities	599.5	593.2
Other asset-backed securities	112.4	112.2
Less: fixed maturities pledged	118.6	115.1
Fixed maturities, excluding fixed maturities pledged	$1,608.4	$1,611.9

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005.

At December 31, 2005 and 2004, fixed maturities with fair values of $2.8 and $6.0, respectively, were on deposit as required by regulatory authorities.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $98.4 and $100.7, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $97.7 and $100.4 at December 31, 2005 and 2004, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities in reverse repurchase agreements was $4.1 and $32.0, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar roll, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005			2004		2003
			No. of		No. of		No. of
	Impairment		Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$0.3		3	$0.8	1	$2.7	2
Residential mortgage-
backed	0.1		1	-	-	-	-
Foreign(1)	-	*	1	-	-	-	-
U.S. Treasuries/Agencies	-	*	1	-	-	-	-
Equity securities	-		-	-	-	0.1	1
Limited partnerships	-	*	1	0.1	2	-	-
Other asset-backed	1.0		2	-	-	2.0	6
Total	$1.4		9	$0.9	3	$4.8	9

(1) Primarily U.S. Dollar denominated
* Less than $0.1

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $0.4 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
			No. of
	Impairment		Securities
U.S. corporate	$0.3		2
Residential mortgage-backed	0.1		1
U.S. Treasuries/Agencies	-	*	1
Total	$0.4		4

* Less than $0.1

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturity securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $0.4 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

The remaining fair value of investments with other-than-temporary impairments at December 31, 2005 and 2004 was $10.4 and $4.0, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$97.0	$98.9	$101.8
Equity securities, available-for-sale	0.8	0.2	0.1
Mortgage loans on real estate	15.7	16.5	18.7
Policy loans	6.3	7.0	5.8
Short-term investments and
cash equivalents	1.0	0.3	0.8
Other	1.6	0.6	(1.2)
Gross investment income	122.4	123.5	126.0
Less: investment expenses	(5.8)	(2.9)	(3.5)
Net investment income	$116.6	$120.6	$122.5

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments, and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003 were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$7.8	$9.3	$10.2
Equity securities, available-for-sale	0.1	-	(0.1)
Derivatives	1.6	0.1	-
Other	-	(0.1)	0.5
Pretax realized capital gains	$9.5	$9.3	$10.6
After-tax realized capital gains	$6.2	$6.0	$6.9

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$1,076.2	$1,300.8	$1,677.2
Gross gains	18.5	14.7	23.7
Gross losses	9.2	4.7	13.5

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market value. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily limited partnerships) approximate the fair value of the assets.

Investment contract liabilities (included in Future policy benefits and claims reserves)

Deferred annuities: Fair value is estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date is calculated as the account balance, less applicable surrender charges.

Supplementary contracts without life contingencies and immediate annuities: Fair value is estimated using discounted cash flow analyses. The discount rate is based upon Treasury rates plus a pricing margin.

Other investment contracts: The carrying amounts for these financial instruments, which includes retirement plan deposits, approximate the liabilities' fair value.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,727.0	1,727.0	$1,761.6	$1,761.6
Equity securities, available-for-sale	4.5	4.5	7.6	7.6
Mortgage loans on real estate	191.0	199.9	213.0	231.5
Policy loans	93.4	93.4	90.9	90.9
Cash, cash equivalents, Short-term
investments, and Short-term investments
under securities loan agreement	63.8	63.8	82.5	82.5
Other investments	19.9	19.9	17.0	17.0
Assets held in separate accounts	653.7	653.7	537.7	537.7
Liabilities:
Investment contract liabilities:
Deferred annuities	373.5	369.5	379.5	377.6
Supplementary contracts and
immediate annuities	40.6	40.6	31.5	31.5
Liabilities related to separate accounts	653.7	653.7	537.7	537.7

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Options
S&P Options are used to hedge against an increase
in the S&P Index. Such increase may result in
increased payments to contract holders of equity
indexed annuity contracts, and the options offset
this increased expense. Both the options and
the embedded derivative reserve are carried at fair
value. The change in value of the options are
recorded in Net realized capital gains (losses);
the change in value of the embedded derivative
is recorded in Interest credited and other benefits
to policyholders/contractowners.	$24.3	$8.0	$0.8	$0.3

Swaps
The swap contracts with insurance enterprises are
used to reinsure cost of insurance charges on certain
life products. Swaps represent contracts that require
the exchange of cash flows at regular interim periods,
typically monthly or quarterly.	N/A*	N/A*	$2.0	$-

Embedded Derivatives
The Company also has issued certain retail annuity
products that contain embedded derivatives whose
market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates,
or credit ratings/spreads.	N/A*	N/A*	$3.2	$0.2

*N/A - not applicable.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Cost and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$61.3
Deferrals of commissions and expenses	23.4
Amortization:
Amortization	(11.6)
Interest accrued at 4% - 7%	3.2
Net amortization included in the Statements of Operations	(8.4)
Change in unrealized gains and losses on available-for-sale securities	(1.6)
Balance at December 31, 2003	74.7
Deferrals of commissions and expenses	14.2
Amortization:
Amortization	(13.5)
Interest accrued at 4% - 7%	3.8
Net amortization included in the Statements of Operations	(9.7)
Change in unrealized gains and losses on available-for-sale securities	0.1
Implementation of SOP and TPA	(1.6)
Balance at December 31, 2004	77.7
Deferral of commissions and expenses	17.3
Amortization:
Amortization	(7.7)
Interest accrued at 4% - 7%	4.0
Net amortization included in the Statements of Operations	(3.7)
Change in unrealized gains and losses on available-for-sale securities	1.4
Balance at December 31, 2005	$92.7

The estimated amount of DAC to be amortized, net of interest, is $4.5, $4.8 $5.0, $5.3, and $4.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$48.2
Deferrals of commissions and expenses	4.7
Amortization:
Amortization	(26.6)
Interest accrued at 7%	4.1
Net amortization included in the Statements of Operations	(22.5)
Change in unrealized gains and losses on available-for-sale securities	6.0
Balance at December 31, 2003	36.4
Deferrals of commissions and expenses	3.5
Amortization:
Amortization	(2.5)
Interest accrued at 5% - 7%	2.8
Net amortization included in the Statements of Operations	0.3
Change in unrealized gains and losses on available-for-sale securities	3.7
Implementation of SOP and TPA	(10.2)
Balance at December 31, 2004	33.7
Deferral of commissions and expenses	0.5
Amortization:
Amortization	(5.6)
Interest accrued at 5% - 7%	2.0
Net amortization included in the Statements of Operations	(3.6)
Change in unrealized gains and losses on available-for-sale securities	12.7
Balance at December 31, 2005	$43.3

The estimated amount of VOBA to be amortized, net of interest, is $3.7, $3.0, $2.8, $2.8, and $2.6, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA – Life Products

As part of the regular analysis of DAC/VOBA, at the end of each of the years ended December 31, 2005, 2004, and 2003, the Company unlocked its long-term rate of return assumptions due to assumption changes that may include mortality, lapse, expense and interest amounts and portfolio return. The impact of unlocking on the amortization of DAC/VOBA before tax was a decrease of $2.0, in 2005, a decrease of $9.8, in 2004, and an increase of $5.5, in 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Analysis of DAC/VOBA – Annuity Products

As a part of the regular analysis of DAC\VOBA, at the end of the third quarter of 2005 the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns from 8.5% to 8.125% (gross before fund management fees, mortality, expense, and other policy charges) as of September 30, 2005, reflecting a blended return of equity and other sub-accounts. However, actual equity market experience was very close to long-term assumptions, and no material change to the rate of DAC\VOBA amortization in 2005 was associated with such experience. Actual variable annuity contractowner withdrawal rates have been slower than long-term assumptions. Correspondingly, at the end of the third quarter of 2005, the Company revised its assumptions regarding policyholder withdrawal behavior for some of its variable annuity contracts in-force. The total unlocking associated with withdrawal behavior for 2005, resulting from both the change in assumptions at September 30, 2005 and from preceding differences of actual withdrawal experience from assumptions in place, was a deceleration of $0.2.

The actual separate account return exhibited by the variable funds associated with the Company’s liabilities in 2004 exceeded the long-term assumption, thereby producing deceleration of DAC/VOBA amortization of $0.1 for the year ended December 31, 2004.

During 2003, the Company reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees, mortality, expense, and other policy charges) reflecting a blended return of equity and other sub-accounts. The 2004 unlocking adjustment was driven by this change in the separate account returns assumption along with other prospective assumption changes. For the year ended December 31, 2003, the Company recorded an acceleration of DAC/VOBA amortization totaling $5.4.

Analysis of DAC/VOBA – Group Products

In the last quarter of 2005, the Company revised its long-term assumptions associated with group products earned rates from 6.0% to 5.5%. The decrease in earned rates led to lower anticipated margins on these products. The negative effect of reduced margins was largely off-set by lower expected credited rates. The change in assumptions resulted in acceleration of DAC/VOBA amortization of $0.1 for the year ended December 31, 2005. The Company did not unlock its DAC/VOBA assumptions related to group products during 2004 and 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior notice/approval of the insurance regulatory authorities of the State of New York for payment of any dividend, which, when combined with other dividends paid within the calendar year, exceeds the lesser of (1) ten percent (10%) of the Company’s statutory surplus at prior year end or (2) the Company’s prior year statutory net gain from operations, not including realized capital gains.

The Company paid $20.8, $27.2 and $25.5, in dividends on its common stock to its parent during 2005, 2004, and 2003, respectively.

The Insurance Department of the State of New York (the “Department”), recognizes as net income, capital, and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net gain from operations, excluding realized capital gains and losses was $36.0, $21.0, and $42.8, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus $282.9 and $260.9 at December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The Company tests its universal life FAS 97 products to determine the presence of tail losses, which would indicate the need to calculate and report an additional liability under SOP 03-1. Tail losses could arise from cost-of-insurance charges in later policy years that are inadequate to cover the cost of excess death benefits, the presence of secondary guarantees, or both. The Company tests for the presence of significant tail losses using the anticipated profit streams under a range of scenarios. If the product fails the test, as indicated by material tail losses, then an SOP 03-1 reserve is calculated, and the product is subject to SOP 03-1 going forward. In addition, SOP 03-1 reserves are calculated in cases where the product passes the SOP 03-1 test (i.e. significant tail losses are not present), but the product contains a secondary guarantee.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The additional liability for universal life products was $33.0 and $17.5 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, the separate account liability for annuities subject to SOP 03-1 due to minimum guaranteed benefits was $0.2.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $321.5 and $213.9, respectively.

7.	Sales Inducements

During the year ended December 31, 2005, the Company capitalized and amortized $0.7 and $0.1, respectively, of sales inducements. During the year ended December 31, 2004, the Company capitalized and amortized $1.1 and $0.4, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains (losses), was $1.9 and $1.3 as of December 31, 2005 and 2004, respectively.

8.	Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Balance at January 1	$12.8	$14.3	$20.4
Less: Reinsurance recoverable	7.3	9.0	16.8
Net balance at January 1	5.5	5.3	3.6
Incurred related to:
Current year	16.4	7.9	4.0
Prior years	2.4	(1.9)	0.3
Total incurred	18.8	6.0	4.3
Paid related to:
Current year	11.7	4.2	-
Prior years	5.2	1.6	2.6
Total paid	16.9	5.8	2.6
Net balance at December 31	7.4	5.5	5.3
Plus: Reinsurance recoverables	8.0	7.3	9.0
Balance at December 31	$15.4	$12.8	$14.3

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The liability for unpaid accident and health claims is included in Future policy benefits and claims reserves on the Balance Sheets.

9.	Income Taxes

The Company files a consolidated federal income tax return with its parent, ReliaStar Life. The Company has a federal tax allocation agreement with its parent whereby the Company is charged for taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Current tax expense:
Federal	$8.5	$25.0	$20.9
Total current tax expense	8.5	25.0	20.9

Federal	8.9	(8.4)	5.4
Total deferred tax expense (benefit)	8.9	(8.4)	5.4
Total income tax expense	$17.4	$16.6	$26.3

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$54.2	$47.4	$80.2
Tax rate	35%	35%	35%
Income tax at federal statutory rate	19.0	16.6	28.1
Tax effect of:
Refinement of deferred tax balances	(1.4)	-	(1.5)
Other	(0.2)	-	(0.3)
Income tax expense	$17.4	$16.6	$26.3

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004 are presented below.

	2005	2004
Deferred tax assets:
Insurance reserves	$46.7	$48.2
Investment losses	2.4	5.8
Legal reserve	4.6	4.9
Premiums	5.7	5.5
Compensation items	1.7	-
Other	1.4	3.9
Total gross assets	62.5	68.3
Deferred tax liabilities:
Present value of future profits	(15.2)	(12.3)
Deferred policy acquisition costs	(6.7)	(1.3)
Net unrealized capital gains	(0.2)	(20.6)
Other	(1.2)	(1.6)
Total gross liabilities	(23.3)	(35.8)
Net deferred income tax asset	$39.2	$32.5

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Under prior law, the Company was allowed to defer from taxation a portion of income. Deferred income of $11.3 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. The Company made a dividend distribution of $20.8 from the Policyholder’s Surplus Account which eliminated any potential tax.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

10.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $2.5, $1.9, and $0.9, for the years ended 2005, 2004, and 2003, respectively, and were included in Operating expenses on the Statements of Operations.

Defined Contribution Plans

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The Company matching contribution charges associated with the Savings Plan were $0.9, $0.7, and $0.3, for the years ended December 31, 2005, 2004, and 2003, respectively, and were included in Operating expenses on the Statements of Operations.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. No benefits charges were allocated to the Company related to all of these plans for the years ended December 31, 2005, 2004, and 2003.

11.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•

Underwriting agreement with Directed Services, Inc. (“DSI”), an affiliated broker-dealer, for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2005, 2004, and 2003, commission expenses were incurred in the amounts of $6.9, $2.2, and $1.3, respectively.

•

Investment advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, effective January 1, 2001 and amended September 1, 2004, in which IIM provides asset management, administrative and accounting services for RLNY’s general account. The Company records a fee, which is paid quarterly, based on the value of the general account assets under management. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $2.6, $1.3, and $1.5 respectively.

•

Administrative services agreement between the Company, ING North America and its U.S. insurance company affiliates dated March 1, 2003, and amended effective August 1, 2004. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $39.6, $34.5, and $18.5, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

The Company currently has a concentration of reinsurance with ReliaStar Life. RLNY cedes life business to its parent, under two reinsurance agreements. Both agreements were put in place to reinsure amounts in excess of RLNY’s stated retention and continue to accept new business on an ongoing basis. The first reinsurance agreement, effective April 1, 1984, transfers the mortality risk on a yearly-renewable-term basis on Individual Ordinary Life, Waiver of Premium Disability, and Accidental Death insurance directly issued by the Company or its predecessor. Under the second reinsurance agreement, effective January 15, 1996, ReliaStar Life coinsures all risk on level term life insurance products directly issued by the Company or its predecessor. Under both reinsurance agreements, reinsurance premiums are paid annually in advance and are accounted for and settled on a quarterly or more frequent basis. Payment in settlement of the reinsurance under a claim approved and paid by the Company for a life reinsured under these agreements is made by the reinsurer upon receipt of the claim papers. The reserves ceded under these agreements were $17.9 and $9.1, as of December 31, 2005 and 2004, respectively.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc.(“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, either party can borrow from the other up to 5% of the Company’s statutory admitted assets as of the preceding December 31. Interest on any RLNY borrowing or on any ING AIH borrowing is charged at a rate which is the lowest rate among quotes from recognized U.S. commercial paper dealers for the prevailing interest rate of U.S. commercial paper available for purchase with duration equal to the duration of the borrowing under the reciprocal loan agreement. Under this agreement, the Company incurred minimal interest expense and earned no interest for the years ended December 31, 2005, 2004, and 2003. The Company had no balances receivable or payable with ING AIH at December 31, 2005 and 2004.

Tax Allocation Agreement

The Company files a consolidated federal income tax return with its parent, ReliaStar Life. The Company has a federal tax allocation agreement with its parent whereby the Company is charged for taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the statutory tax rate.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Capital Transactions

The Company paid $20.8, $27.2, and $25.5, in dividends on its common stock to its Parent during 2005, 2004, and 2003, respectively.

The Company did not receive capital contributions in 2005, 2004, and 2003.

12.	Financing Agreements

The Company maintains a $30.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, the Company had no amounts outstanding under the revolving loan facility.

The Company also maintains a $30.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, the Company had no amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, the Company also maintained a $30.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, the Company had $2.3 payable under this facility.

13.	Reinsurance

The Company utilizes excess or quota share treaties to reduce its exposure to large losses. The Company will only retain amounts not exceeding the Company’s retention limits as stated below.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005, the Company had reinsurance treaties with 35 unaffiliated reinsurers and 5 affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its life insurance and variable annuity contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

The Company’s retention limit is $0.3 per insurable life for individual retail coverage. For group coverage and individual payroll deduction coverage, the retention limits are $0.8 and $0.5, respectively, per life with per occurrence limitations, subject to certain maximums. Reinsurance premiums, commissions, and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risk assumed. The Company obtained letters of credit for reinsurers that are not registered in the State of New York. Letters of credit totaling $2.5 were obtained from various banks, including Dresdner Bank AG, Bank of America and Royal Bank of Canada. In addition, the Company obtained a $10.0 letter of credit from a pool of 17 banks that provides coverage to the Company and its affiliates for the reinsurance contract with Security Life of Denver International Ltd., an affiliate.

Reinsurance ceded in force for life mortality risks were $13,527.8 and $13,659.2 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurer	$22.1	$23.8
Payable for reinsurance premiums	(27.8)	(27.6)
Reinsurance ceded	96.2	77.5
Other	9.8	10.5
Total	$100.3	$84.2

Included in the accompanying financial statements are net policy benefit recoveries of $49.0, $20.6, and $20.0, for the years ended December 31, 2005, 2004, and 2003, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to policyholders/contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Premiums and deposits ceded under
reinsurance	$51.6	$41.4	$36.0
Reinsurance recoveries	(1.5)	19.2	13.6

14.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases, the longest term of which expires in 2010.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $0.2, $0.2, and $0.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2008 are estimated to be $0.1 in each year. Minimal payments are estimated for years ended December 31, 2009 and 2010, and no future net minimum payment is estimated thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $10.2, $0.7 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $15.4, $1.2 of which was with related parties. During 2005 and 2004, $0.5 and $1.4, respectively, was funded to related parties under off-balance sheet commitments.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financial Guarantees

In the third quarter of 2005, the Company purchased a 3-year credit-linked note arrangement, whereby the Company agreed to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then recover any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2005, the maximum potential future exposure to the Company under the guarantee was $3.0.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”), and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

15.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) at December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$-	$58.7	$75.2
Equity securities, available-for-sale	(0.3)	0.7	(0.2)
DAC/VOBA adjustments on,
available-for-sale securities	-	(14.1)	(17.9)
Other investments	-	(1.2)	(1.3)
Subtotal	(0.3)	44.1	55.8
Less: deferred income taxes	0.1	15.7	20.0
Net unrealized capital (losses) gains	(0.4)	28.4	35.8
Other	-	1.2	-
Accumulated other comprehensive
income (loss)	$(0.4)	$29.6	$35.8

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital (losses) gains on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004 and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(58.7)	$(16.5)	$(3.3)
Equity securities, available-for-sale	(1.0)	0.9	(0.2)
DAC/VOBA adjustments on
available-for-sale securities	14.1	3.8	4.4
Other investments	-	0.1	(0.1)
Subtotal	(45.6)	(11.7)	0.8
Less: deferred income taxes	(15.6)	(4.3)	0.4
Net change in unrealized capital
(losses) gains	$(30.0)	$(7.4)	$0.4

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in unrealized gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding (losses) gains
arising the year (1)	$(22.1)	$(2.7)	$4.9
Less: reclassification adjustments
for (losses) gains and other items
included in net income(2)	7.9	4.7	4.5
Net unrealized (losses) gains on securities	$(30.0)	$(7.4)	$0.4

(1)	Pretax unrealized holding (losses) gains arising during the year were $(33.5), $(3.5), and $7.5, for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for realized gains (losses) and other items included in net income were $12.0, $7.3, and $6.9, for the years ended December 31, 2005, 2004, and 2003, respectively.

ReliaStar Life Insurance Company of New York

(A wholly-owned subsidiary of ReliaStar Life Insurance Company)

Notes to Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the years ended December 31, 2004 and 2003 to reflect the correct balances, primarily related to receivables and payables for securities. The Company has labeled the Statements of Cash Flows for the years ended December 31, 2004 and 2003 as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Restated

Net cash provided by operating activities	$72.9	$(7.0)	$65.9
Net cash used in investing activities	(54.1)	7.0	(47.1)

2003
Net cash provided by operating activities	$5.9	$6.8	$12.7
Net cash used in investing activities	(78.6)	(6.8)	(85.4)

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company of New York
Separate Account NY-B
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series II Shares
AIM V.I. Financial Services Fund - Series I Shares
AIM V.I. Growth Fund - Series II Shares
AIM V.I. Health Sciences Fund - Series I Shares
AIM V.I. Leisure Fund - Series I Shares
AIM V.I. Utilities Fund - Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B
AllianceBernstein VPSF Large Cap Growth Class B
AllianceBernstein VPSF Value Class B
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Greenwich Street Series Fund:
Appreciation Portfolio
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Class S
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Earnings Growth Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING Goldman Sachs TollkeeperSM Portfolio - Service Class
ING International Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
ING LifeStyle Growth Portfolio - Service 1 Class
ING LifeStyle Moderate Growth Portfolio - Service 1 Class

ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Service 1 Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service Class
ING Mercury Large Cap Growth Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service Class
ING MFS Mid Cap Growth Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Salomon Brothers All Cap Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
ING JPMorgan Fleming International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Capital Opportunities Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S
ING VP Financial Services Portfolio - Class S
ING VP MagnaCap Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Janus Aspen Series:
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B

PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Admin Class
Pioneer Variable Contracts Trust:
Pioneer Fund VCT Portfolio - Class II
Pioneer Small Company VCT Portfolio - Class II
ProFunds VP:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II
SP William Blair International Growth Portfolio - Class II
Putnam Variable Trust:
Putnam VT Discovery Growth - Class IB Shares
Putnam VT Growth and Income Fund - Class IB Shares
Putnam VT International Growth and Income Fund - Class IB Shares
Smith Barney Allocation Series, Inc.:
Smith Barney Select Balanced
Smith Barney Select Growth
Smith Barney Select High Growth
Travelers Series Fund, Inc.:
Smith Barney High Income
Smith Barney International All Cap Growth
Smith Barney Large Cap Value SB
Smith Barney Money Market SB
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of New York Separate Account NY-B at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Leisure Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class 2	Appreciation Portfolio

Assets
Investments in mutual funds at fair value	$275	$4,669	$3,122	$1,401	$2,798

Total assets	275	4,669	3,122	1,401	2,798

Liabilities
Payable to related parties	—	—	1	—	1

Total liabilities	—	—	1	—	1

Net assets	$275	$4,669	$3,121	$1,401	$2,797

Total number of mutual fund shares	23,180	152,145	124,021	42,082	115,486

Cost of mutual fund shares	$281	$4,160	$2,933	$1,270	$2,534

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$1,477	$10,808	$9,575	$5,459	$2,366

Total assets	1,477	10,808	9,575	5,459	2,366

Liabilities
Payable to related parties	—	1	1	1	—

Total liabilities	—	1	1	1	—

Net assets	$1,477	$10,807	$9,574	$5,458	$2,366

Total number of mutual fund shares	77,602	183,771	247,282	283,733	203,088

Cost of mutual fund shares	$1,144	$9,714	$9,115	$4,686	$2,097

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$659	$662	$1,324	$77	$1,952

Total assets	659	662	1,324	77	1,952

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$659	$662	$1,324	$77	$1,952

Total number of mutual fund shares	53,992	36,649	123,868	7,029	147,511

Cost of mutual fund shares	$554	$628	$1,278	$75	$1,879

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class	ING International Portfolio - Service Class	ING Janus Contrarian Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$420	$894	$112	$226	$272

Total assets	420	894	112	226	272

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$420	$894	$112	$226	$272

Total number of mutual fund shares	39,692	43,944	15,569	21,651	21,358

Cost of mutual fund shares	$411	$835	$113	$188	$231

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$1,148	$2,518	$1,770	$2,083	$3,032

Total assets	1,148	2,518	1,770	2,083	3,032

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$1,148	$2,518	$1,770	$2,083	$3,032

Total number of mutual fund shares	78,225	201,287	164,778	159,520	285,808

Cost of mutual fund shares	$888	$2,520	$1,729	$2,034	$2,811

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$5,318	$10,166	$12,711	$6,310	$941

Total assets	5,318	10,166	12,711	6,310	941

Liabilities
Payable to related parties	1	1	1	1	—

Total liabilities	1	1	1	1	—

Net assets	$5,317	$10,165	$12,710	$6,309	$941

Total number of mutual fund shares	435,201	851,451	1,097,682	554,962	87,821

Cost of mutual fund shares	$5,070	$9,675	$12,200	$6,086	$1,012

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$4,092	$201	$5,972	$1,817	$267

Total assets	4,092	201	5,972	1,817	267

Liabilities
Payable to related parties	—	—	1	—	—

Total liabilities	—	—	1	—	—

Net assets	$4,092	$201	$5,971	$1,817	$267

Total number of mutual fund shares	4,092,022	16,766	377,979	147,027	23,138

Cost of mutual fund shares	$4,092	$186	$8,305	$1,653	$252

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Mercury Large Cap Value Portfolio - Service Class	ING MFS Mid Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class

Assets
Investments in mutual funds at fair value	$152	$2,187	$8,272	$988	$2,789

Total assets	152	2,187	8,272	988	2,789

Liabilities
Payable to related parties	—	1	2	—	1

Total liabilities	—	1	2	—	1

Net assets	$152	$2,186	$8,270	$988	$2,788

Total number of mutual fund shares	12,312	182,523	453,737	88,212	159,907

Cost of mutual fund shares	$146	$2,866	$7,900	$999	$3,289

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING PIMCO Core Bond Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$4,308	$2,518	$77	$1,473	$1,496

Total assets	4,308	2,518	77	1,473	1,496

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$4,307	$2,518	$77	$1,473	$1,496

Total number of mutual fund shares	402,257	246,596	6,947	133,899	112,484

Cost of mutual fund shares	$4,365	$2,517	$75	$1,440	$1,292

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$2,834	$4,382	$1,139	$560	$217

Total assets	2,834	4,382	1,139	560	217

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$2,834	$4,382	$1,139	$560	$217

Total number of mutual fund shares	112,771	318,027	83,670	55,877	18,344

Cost of mutual fund shares	$2,593	$4,161	$1,108	$521	$205

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Global Franchise Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$429	$2,026	$2,090	$983	$793

Total assets	429	2,026	2,090	983	793

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$429	$2,026	$2,090	$983	$793

Total number of mutual fund shares	30,935	74,859	67,477	63,361	49,390

Cost of mutual fund shares	$416	$1,779	$1,891	$1,023	$780

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$11	$26	$842	$920	$24

Total assets	11	26	842	920	24

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$11	$26	$842	$920	$24

Total number of mutual fund shares	589	2,879	63,135	65,836	866

Cost of mutual fund shares	$11	$25	$768	$908	$22

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$268	$2,432	$777	$380	$2,273

Total assets	268	2,432	777	380	2,273

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$268	$2,432	$777	$380	$2,273

Total number of mutual fund shares	18,945	174,953	17,624	41,250	186,956

Cost of mutual fund shares	$233	$2,317	$718	$355	$2,203

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4

Assets
Investments in mutual funds at fair value	$377	$3,841	$6,282	$5,584	$4,385

Total assets	377	3,841	6,282	5,584	4,385

Liabilities
Payable to related parties	—	1	1	1	1

Total liabilities	—	1	1	1	1

Net assets	$377	$3,840	$6,281	$5,583	$4,384

Total number of mutual fund shares	10,486	380,649	627,592	558,970	420,812

Cost of mutual fund shares	$367	$3,808	$6,276	$5,593	$4,216

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9

Assets
Investments in mutual funds at fair value	$5,021	$4,065	$6,570	$2,946	$1,557

Total assets	5,021	4,065	6,570	2,946	1,557

Liabilities
Payable to related parties	1	1	1	—	—

Total liabilities	1	1	1	—	—

Net assets	$5,020	$4,064	$6,569	$2,946	$1,557

Total number of mutual fund shares	475,479	392,718	642,183	288,016	154,789

Cost of mutual fund shares	$4,767	$3,939	$6,448	$2,896	$1,557

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 10	ING VP Global Equity Dividend Portfolio	ING VP Index Plus LargeCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S

Assets
Investments in mutual funds at fair value	$2,822	$268	$3,370	$3,933	$3,809

Total assets	2,822	268	3,370	3,933	3,809

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$2,822	$268	$3,370	$3,933	$3,809

Total number of mutual fund shares	281,619	35,043	220,253	212,256	230,425

Cost of mutual fund shares	$2,838	$258	$3,241	$3,761	$3,679

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class S	ING VP Convertible Portfolio - Class S	ING VP Financial Services Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S

Assets
Investments in mutual funds at fair value	$148	$309	$387	$43	$241

Total assets	148	309	387	43	241

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$148	$309	$387	$43	$241

Total number of mutual fund shares	10,728	26,665	33,480	5,716	13,697

Cost of mutual fund shares	$144	$305	$369	$37	$224

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class S	Colonial Small Cap Value Fund VS Class B	PIMCO StocksPLUS® Growth and Income Admin Class	Pioneer Small Company VCT Portfolio - Class II	ProFund VP Bull

Assets
Investments in mutual funds at fair value	$1,099	$810	$138	$184	$86

Total assets	1,099	810	138	184	86

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$1,099	$810	$138	$184	$86

Total number of mutual fund shares	85,158	45,502	13,507	15,690	3,041

Cost of mutual fund shares	$1,130	$796	$118	$184	$85

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	ProFund VP Small-Cap	Putnam VT International Growth and Income Fund - Class IB Shares	Smith Barney Select Balanced

Assets
Investments in mutual funds at fair value	$89	$293	$193	$12	$3,022

Total assets	89	293	193	12	3,022

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$89	$293	$193	$12	$3,021

Total number of mutual fund shares	3,168	15,320	5,857	800	253,963

Cost of mutual fund shares	$89	$309	$198	$9	$2,938

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Smith Barney Select Growth	Smith Barney Select High Growth	Smith Barney High Income	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB

Assets
Investments in mutual funds at fair value	$1,382	$677	$215	$209	$790

Total assets	1,382	677	215	209	790

Liabilities
Payable to related parties	1	—	—	—	—

Total liabilities	1	—	—	—	—

Net assets	$1,381	$677	$215	$209	$790

Total number of mutual fund shares	128,767	51,772	30,130	14,602	41,776

Cost of mutual fund shares	$1,444	$664	$221	$275	$785

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

Smith Barney Money Market SB

Assets
Investments in mutual funds at fair value	$145

Total assets	145

Liabilities
Payable to related parties	—

Total liabilities	—

Net assets	$145

Total number of mutual fund shares	145,052

Cost of mutual fund shares	$145

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series II Shares	AIM V.I. Financial Services Fund - Series I Shares	AIM V.I. Growth Fund - Series II Shares	AIM V.I. Health Sciences Fund - Series I Shares	AIM V.I. Leisure Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$3

Total investment income	—	—	—	—	3
Expenses:
Mortality, expense risk and other charges	1	—	1	1	2
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	—	—	—

Total expenses	1	—	1	1	2

Net investment income (loss)	(1)	—	(1)	(1)	1

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	14	1	15	16	—
Capital gains distributions	—	—	—	—	5

Total realized gain (loss) on investments and capital gains distributions	14	1	15	16	5
Net unrealized appreciation (depreciation) of investments	(6)	(3)	(11)	(10)	(7)

Net realized and unrealized gain (loss) on investments	8	(2)	4	6	(2)

Net increase (decrease) in net assets resulting from operations	$7	$(2)	$3	$5	$(1)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Utilities Fund - Series I Shares	AllianceBernstein VPSF Growth and Income Class B	AllianceBernstein VPSF Large Cap Growth Class B	AllianceBernstein VPSF Value Class B

Net investment income (loss)
Income:
Dividends	$—	$15	$—	$4

Total investment income	—	15	—	4
Expenses:
Mortality, expense risk and other charges	3	12	3	2
Annual administrative charges	—	—	—	—
Contingent deferred sales charges	—	—	—	—
Other contract charges	—	—	—	—

Total expenses	3	12	3	2

Net investment income (loss)	(3)	3	(3)	2

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	56	60	24	14
Capital gains distributions	—	—	—	5

Total realized gain (loss) on investments and capital gains distributions	56	60	24	19
Net unrealized appreciation (depreciation) of investments	(11)	(62)	(11)	(11)

Net realized and unrealized gain (loss) on investments	45	(2)	13	8

Net increase (decrease) in net assets resulting from operations	$42	$1	$10	$10

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity- Income Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class 2	Appreciation Portfolio	ING AIM Mid Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$1	$25	$3	$24	$5

Total investment income	1	25	3	24	5
Expenses:
Mortality, expense risk and other charges	36	36	20	42	5
Annual administrative charges	—	1	—	2	—
Contingent deferred sales charges	—	—	—	1	—
Other contract charges	4	1	—	—	—

Total expenses	40	38	20	45	5

Net investment income (loss)	(39)	(13)	(17)	(21)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	46	20	10	105	(36)
Capital gains distributions	—	62	—	—	—

Total realized gain (loss) on investments and capital gains distributions	46	82	10	105	(36)
Net unrealized appreciation (depreciation) of investments	398	54	72	—	84

Net realized and unrealized gain (loss) on investments	444	136	82	105	48

Net increase (decrease) in net assets resulting from operations	$405	$123	$65	$84	$48

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$14	$13	$4

Total investment income	—	—	14	13	4
Expenses:
Mortality, expense risk and other charges	15	79	72	40	32
Annual administrative charges	—	1	1	1	1
Contingent deferred sales charges	—	1	—	—	—
Other contract charges	1	14	13	8	—

Total expenses	16	95	86	49	33

Net investment income (loss)	(16)	(95)	(72)	(36)	(29)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	58	11	6	8	(190)
Capital gains distributions	—	1	3	5	—

Total realized gain (loss) on investments and capital gains distributions	58	12	9	13	(190)
Net unrealized appreciation (depreciation) of investments	29	996	385	711	160

Net realized and unrealized gain (loss) on investments	87	1,008	394	724	(30)

Net increase (decrease) in net assets resulting from operations	$71	$913	$322	$688	$(59)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Capital Guardian U.S. Equities Portfolio - Service Class	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$3	$5	$—	$—	$—

Total investment income	3	5	—	—	—
Expenses:
Mortality, expense risk and other charges	9	7	9	—	9
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	2	—	2

Total expenses	9	7	11	—	11

Net investment income (loss)	(6)	(2)	(11)	—	(11)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	47	30	3	3	27
Capital gains distributions	—	—	40	—	32

Total realized gain (loss) on investments and capital gains distributions	47	30	43	3	59
Net unrealized appreciation (depreciation) of investments	(12)	(33)	40	2	47

Net realized and unrealized gain (loss) on investments	35	(3)	83	5	106

Net increase (decrease) in net assets resulting from operations	$29	$(5)	$72	$5	$95

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class	ING International Portfolio - Service Class	ING Janus Contrarian Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$1	$—	$5	$—

Total investment income	—	1	—	5	—
Expenses:
Mortality, expense risk and other charges	2	5	—	3	2
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	1	—	—	—

Total expenses	2	6	—	3	2

Net investment income (loss)	(2)	(5)	—	2	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	44	—	—	1
Capital gains distributions	1	9	3	10	—

Total realized gain (loss) on investments and capital gains distributions	1	53	3	10	1
Net unrealized appreciation (depreciation) of investments	10	42	(2)	6	32

Net realized and unrealized gain (loss) on investments	11	95	1	16	33

Net increase (decrease) in net assets resulting from operations	$9	$90	$1	$18	$31

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	8	19	7	13	20
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	1	4	1	2	3

Total expenses	9	23	8	15	23

Net investment income (loss)	(9)	(23)	(8)	(15)	(23)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	36	5	1	15	12
Capital gains distributions	—	115	—	132	2

Total realized gain (loss) on investments and capital gains distributions	36	120	1	147	14
Net unrealized appreciation (depreciation) of investments	149	(27)	41	25	150

Net realized and unrealized gain (loss) on investments	185	93	42	172	164

Net increase (decrease) in net assets resulting from operations	$176	$70	$34	$157	$141

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	ING LifeStyle Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Growth Portfolio - Service 1 Class	ING LifeStyle Moderate Portfolio - Service 1 Class	ING Limited Maturity Bond Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$1	$9	$27	$14	$54

Total investment income	1	9	27	14	54
Expenses:
Mortality, expense risk and other charges	27	58	80	37	15
Annual administrative charges	—	1	1	—	—
Contingent deferred sales charges	—	1	2	—	—
Other contract charges	5	12	13	8	—

Total expenses	32	72	96	45	15

Net investment income (loss)	(31)	(63)	(69)	(31)	39

Realized and unrealized gain (loss)on investments
Net realized gain (loss) on investments	11	13	11	8	(16)
Capital gains distributions	2	8	21	8	3

Total realized gain (loss) on investments and capital gains distributions	13	21	32	16	(13)
Net unrealized appreciation (depreciation) of investments	236	491	493	223	(24)

Net realized and unrealized gain (loss) on investments	249	512	525	239	(37)

Net increase (decrease) in net assets resulting from operations	$218	$449	$456	$208	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$82	$3	$—	$2	$—

Total investment income	82	3	—	2	—
Expenses:
Mortality, expense risk and other charges	44	3	69	7	1
Annual administrative charges	1	—	2	—	—
Contingent deferred sales charges	58	—	—	—	—
Other contract charges	5	—	2	1	—

Total expenses	108	3	73	8	1

Net investment income (loss)	(26)	—	(73)	(6)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	33	(248)	2	—
Capital gains distributions	—	—	—	21	—

Total realized gain (loss) on investments and capital gains distributions	—	33	(248)	23	—
Net unrealized appreciation (depreciation) of investments	—	(23)	706	165	16

Net realized and unrealized gain (loss) on investments	—	10	458	188	16

Net increase (decrease) in net assets resulting from operations	$(26)	$10	$385	$182	$15

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Mercury Large Cap Value Portfolio - Service Class	ING MFS Mid Cap Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$136	$7	$23

Total investment income	—	—	136	7	23
Expenses:
Mortality, expense risk and other charges	1	29	94	4	35
Annual administrative charges	—	1	2	—	1
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	6	1	1

Total expenses	1	30	102	5	37

Net investment income (loss)	(1)	(30)	34	2	(14)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(120)	41	2	(82)
Capital gains distributions	—	—	215	19	—

Total realized gain (loss) on investments and capital gains distributions	—	(120)	256	21	(82)
Net unrealized appreciation (depreciation) of investments	5	181	(190)	(11)	203

Net realized and unrealized gain (loss) on investments	5	61	66	10	121

Net increase (decrease) in net assets resulting from operations	$4	$31	$100	$12	$107

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO Core Bond Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING Salomon Brothers All Cap Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$94	$121	$—	$—	$6

Total investment income	94	121	—	—	6
Expenses:
Mortality, expense risk and other charges	42	27	—	8	17
Annual administrative charges	1	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	4	2	—	2	1

Total expenses	47	29	—	10	18

Net investment income (loss)	47	92	—	(10)	(12)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12	5	—	1	16
Capital gains distributions	26	4	—	—	—

Total realized gain (loss) on investments and capital gains distributions	38	9	—	1	16
Net unrealized appreciation (depreciation) of investments	(73)	(46)	2	33	33

Net realized and unrealized gain (loss) on investments	(35)	(37)	2	34	49

Net increase (decrease) in net assets resulting from operations	$12	$55	$2	$24	$37

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$12	$25	$8	$6	$—

Total investment income	12	25	8	6	—
Expenses:
Mortality, expense risk and other charges	20	37	15	6	1
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	1	4	—	—	—

Total expenses	21	41	15	6	1

Net investment income (loss)	(9)	(16)	(7)	—	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	47	28	(36)	1	2
Capital gains distributions	33	50	—	—	—

Total realized gain (loss) on investments and capital gains distributions	80	78	(36)	1	2
Net unrealized appreciation (depreciation) of investments	22	19	130	25	12

Net realized and unrealized gain (loss) on investments	102	97	94	26	14

Net increase (decrease) in net assets resulting from operations	$93	$81	$87	$26	$13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Global Franchise Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class	ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$16	$16	$6	$—

Total investment income	—	16	16	6	—
Expenses:
Mortality, expense risk and other charges	2	23	21	13	3
Annual administrative charges	—	1	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	3	—	1

Total expenses	2	24	24	13	4

Net investment income (loss)	(2)	(8)	(8)	(7)	(4)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	180	(30)	—
Capital gains distributions	—	—	44	—	—

Total realized gain (loss) on investments and capital gains distributions	—	—	224	(30)	—
Net unrealized appreciation (depreciation) of investments	14	142	25	78	13

Net realized and unrealized gain (loss) on investments	14	142	249	48	13

Net increase (decrease) in net assets resulting from operations	$12	$134	$241	$41	$9

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$4	$2	$—

Total investment income	—	—	4	2	—
Expenses:
Mortality, expense risk and other charges	—	—	7	13	—
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	2	1	—

Total expenses	—	—	9	14	—

Net investment income (loss)	—	—	(5)	(12)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	3	31	—
Capital gains distributions	—	—	—	65	—

Total realized gain (loss) on investments and capital gains distributions	—	—	3	96	—
Net unrealized appreciation (depreciation) of investments	—	1	68	(23)	—

Net realized and unrealized gain (loss) on investments	—	1	71	73	—

Net increase (decrease) in net assets resulting from operations	$—	$1	$66	$61	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$2	$17	$—	$2	$5

Total investment income	2	17	—	2	5
Expenses:
Mortality, expense risk and other charges	3	13	5	4	17
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	1	—
Other contract charges	—	3	1	1	3

Total expenses	3	16	6	6	20

Net investment income (loss)	(1)	1	(6)	(4)	(15)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4	5	1	4	9
Capital gains distributions	5	39	—	—	38

Total realized gain (loss) on investments and capital gains distributions	9	44	1	4	47
Net unrealized appreciation (depreciation) of investments	35	103	51	25	32

Net realized and unrealized gain (loss) on investments	44	147	52	29	79

Net increase (decrease) in net assets resulting from operations	$43	$148	$46	$25	$64

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4

Net investment income (loss)
Income:
Dividends	$—	$101	$203	$117	$79

Total investment income	—	101	203	117	79
Expenses:
Mortality, expense risk and other charges	1	84	152	123	100
Annual administrative charges	—	1	2	2	2
Contingent deferred sales charges	—	12	4	6	(3)
Other contract charges	—	—	—	—	—

Total expenses	1	97	158	131	99

Net investment income (loss)	(1)	4	45	(14)	(20)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	25	25	2	56
Capital gains distributions	—	164	165	8	25

Total realized gain (loss) on investments and capital gains distributions	—	189	190	10	81
Net unrealized appreciation (depreciation) of investments	10	(234)	(329)	(88)	(107)

Net realized and unrealized gain (loss) on investments	10	(45)	(139)	(78)	(26)

Net increase (decrease) in net assets resulting from operations	$9	$(41)	$(94)	$(92)	$(46)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9

Net investment income (loss)
Income:
Dividends	$53	$16	$4	$—	$—

Total investment income	53	16	4	—	—
Expenses:
Mortality, expense risk and other charges	115	95	129	39	12
Annual administrative charges	1	1	1	—	—
Contingent deferred sales charges	9	1	—	—	—
Other contract charges	—	—	—	—	—

Total expenses	125	97	130	39	12

Net investment income (loss)	(72)	(81)	(126)	(39)	(12)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	97	19	13	3	—
Capital gains distributions	89	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	186	19	13	3	—
Net unrealized appreciation (depreciation) of investments	(96)	78	122	50	—

Net realized and unrealized gain (loss) on investments	90	97	135	53	—

Net increase (decrease) in net assets resulting from operations	$18	$16	$9	$14	$(12)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 10	ING VP Global Equity Dividend Portfolio	ING VP Index Plus LargeCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$—	$5	$15	$6	$4

Total investment income	—	5	15	6	4
Expenses:
Mortality, expense risk and other charges	4	2	24	29	29
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	1
Other contract charges	—	—	4	4	4

Total expenses	4	2	28	33	34

Net investment income (loss)	(4)	3	(13)	(27)	(30)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(1)	19	37	43
Capital gains distributions	—	—	—	113	82

Total realized gain (loss) on investments and capital gains distributions	—	(1)	19	150	125
Net unrealized appreciation (depreciation) of investments	(16)	9	82	85	25

Net realized and unrealized gain (loss) on investments	(16)	8	101	235	150

Net increase (decrease) in net assets resulting from operations	$(20)	$11	$88	$208	$120

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Value Opportunity Portfolio - Class S	ING VP Convertible Portfolio - Class S	ING VP Financial Services Portfolio - Class S	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S

Net investment income (loss)
Income:
Dividends	$1	$7	$2	$1	$—

Total investment income	1	7	2	1	—
Expenses:
Mortality, expense risk and other charges	1	5	2	1	1
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	—	—	—

Total expenses	1	5	2	1	1

Net investment income (loss)	—	2	—	—	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	1	(1)	6	2
Capital gains distributions	—	—	5	7	—

Total realized gain (loss) on investments and capital gains distributions	3	1	4	13	2
Net unrealized appreciation (depreciation) of investments	1	(2)	16	(8)	3

Net realized and unrealized gain (loss) on investments	4	(1)	20	5	5

Net increase (decrease) in net assets resulting from operations	$4	$1	$20	$5	$4

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S	Janus Aspen Series Worldwide Growth Portfolio - Service Shares	Colonial Small Cap Value Fund VS Class B	PIMCO StocksPLUS® Growth and Income Admin Class

Net investment income (loss)
Income:
Dividends	$—	$36	$—	$—	$3

Total investment income	—	36	—	—	3
Expenses:
Mortality, expense risk and other charges	1	5	—	3	2
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	1	—	1	—

Total expenses	1	6	—	4	2

Net investment income (loss)	(1)	30	—	(4)	1

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	2	—	(5)
Capital gains distributions	—	2	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	2	2	—	(5)
Net unrealized appreciation (depreciation) of investments	11	(31)	(4)	14	6

Net realized and unrealized gain (loss) on investments	11	(29)	(2)	14	1

Net increase (decrease) in net assets resulting from operations	$10	$1	$(2)	$10	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Fund VCT Portfolio - Class II	Pioneer Small Company VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	3	1	1	4
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	—	—	—

Total expenses	—	3	1	1	4

Net investment income (loss)	—	(3)	(1)	(1)	(4)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	1	6	(5)	(15)
Capital gains distributions	—	18	—	4	—

Total realized gain (loss) on investments and capital gains distributions	2	19	6	(1)	(15)
Net unrealized appreciation (depreciation) of investments	(1)	(13)	(4)	(2)	(1)

Net realized and unrealized gain (loss) on investments	1	6	2	(3)	(16)

Net increase (decrease) in net assets resulting from operations	$1	$3	$1	$(4)	$(20)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ProFund VP Small-Cap	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II	Putnam VT Discovery Growth - Class IB Shares	Putnam VT Growth and Income Fund - Class IB Shares

Net investment income (loss)
Income:
Dividends	$—	$—	$1	$—	$—

Total investment income	—	—	1	—	—
Expenses:
Mortality, expense risk and other charges	2	1	5	—	—
Annual administrative charges	—	—	—	—	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	—	—	—

Total expenses	2	1	5	—	—

Net investment income (loss)	(2)	(1)	(4)	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7	15	70	2	4
Capital gains distributions	20	—	18	—	—

Total realized gain (loss) on investments and capital gains distributions	27	15	88	2	4
Net unrealized appreciation (depreciation) of investments	(18)	(12)	(57)	(2)	(4)

Net realized and unrealized gain (loss) on investments	9	3	31	—	—

Net increase (decrease) in net assets resulting from operations	$7	$2	$27	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Putnam VT International Growth and Income Fund - Class IB Shares	Smith Barney Select Balanced	Smith Barney Select Growth	Smith Barney Select High Growth	Smith Barney High Income

Net investment income (loss)
Income:
Dividends	$—	$69	$21	$3	$17

Total investment income	—	69	21	3	17
Expenses:
Mortality, expense risk and other charges	—	45	21	10	3
Annual administrative charges	—	1	2	1	—
Contingent deferred sales charges	—	—	—	—	—
Other contract charges	—	—	—	—	—

Total expenses	—	46	23	11	3

Net investment income (loss)	—	23	(2)	(8)	14

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(5)	(38)	21	(2)
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	—	(5)	(38)	21	(2)
Net unrealized appreciation (depreciation) of investments	1	13	87	16	(9)

Net realized and unrealized gain (loss) on investments	1	8	49	37	(11)

Net increase (decrease) in net assets resulting from operations	$1	$31	$47	$29	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB	Smith Barney Money Market SB	UBS U.S. Allocation Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$3	$12	$4	$—

Total investment income	3	12	4	—
Expenses:
Mortality, expense risk and other charges	3	13	2	—
Annual administrative charges	—	1	1	—
Contingent deferred sales charges	—	—	3	—
Other contract charges	—	—	—	—

Total expenses	3	14	6	—

Net investment income (loss)	—	(2)	(2)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1)	(25)	—	4
Capital gains distributions	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(1)	(25)	—	4
Net unrealized appreciation (depreciation) of investments	21	70	—	(3)

Net realized and unrealized gain (loss) on investments	20	45	—	1

Net increase (decrease) in net assets resulting from operations	$20	$43	$(2)	$1

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Demographic Trends Fund - Series II Shares	AIM V.I. Financial Services Fund - Series I Shares	AIM V.I. Growth Fund - Series II Shares	AIM V.I. Health Sciences Fund - Series I Shares

Net assets at January 1, 2004	$32	$21	$49	$55

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(1)	(2)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	2
Net unrealized appreciation (depreciation) of investments	4	2	8	5

Net increase (decrease) in net assets from operations	3	1	7	5
Changes from principal transactions:
Premiums	22	22	1	58
Surrenders and withdrawals	—	—	35	25
Death benefits	—	—	—	(14)
Transfers between Divisions (including fixed account), net	—	—	40	—

Increase (decrease) in net assets derived from principal transactions	22	22	76	69

Total increase (decrease) in net assets	25	23	83	74

Net assets at December 31, 2004	57	44	132	129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(1)	(1)
Net realized gain (loss) on investments and capital gains distributions	14	1	15	16
Net unrealized appreciation (depreciation) of investments	(6)	(3)	(11)	(10)

Net increase (decrease) in net assets from operations	7	(2)	3	5
Changes from principal transactions:
Premiums	86	1	15	—
Surrenders and withdrawals	(149)	(42)	(150)	(134)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(1)	—	—

Increase (decrease) in net assets derived from principal transactions	(64)	(42)	(135)	(134)

Total increase (decrease) in net assets	(57)	(44)	(132)	(129)

Net assets at December 31, 2005	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Leisure Fund - Series I Shares	AIM V.I. Utilities Fund - Series I Shares	AllianceBernstein VPSF Growth and Income Class B	AllianceBernstein VPSF Large Cap Growth Class B

Net assets at January 1, 2004	$1	$14	$82	$47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	(1)
Net realized gain (loss) on investments and capital gains distributions	—	1	3	2
Net unrealized appreciation (depreciation) of investments	1	10	55	8

Net increase (decrease) in net assets from operations	1	11	55	9
Changes from principal transactions:
Premiums	18	73	675	39
Surrenders and withdrawals	—	—	36	109
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	(2)	5

Increase (decrease) in net assets derived from principal transactions	18	73	709	153

Total increase (decrease) in net assets	19	84	764	162

Net assets at December 31, 2004	20	98	846	209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(3)	3	(3)
Net realized gain (loss) on investments and capital gains distributions	5	56	60	24
Net unrealized appreciation (depreciation) of investments	(7)	(11)	(62)	(11)

Net increase (decrease) in net assets from operations	(1)	42	1	10
Changes from principal transactions:
Premiums	267	143	340	—
Surrenders and withdrawals	(10)	(282)	(1,178)	(245)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(1)	(9)	26

Increase (decrease) in net assets derived from principal transactions	256	(140)	(847)	(219)

Total increase (decrease) in net assets	255	(98)	(846)	(209)

Net assets at December 31, 2005	$275	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AllianceBernstein VPSF Value Class B	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity- Income Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class 2

Net assets at January 1, 2004	$40	$230	$219	$180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(8)	(7)	(7)
Net realized gain (loss) on investments and capital gains distributions	1	9	4	3
Net unrealized appreciation (depreciation) of investments	9	93	114	47

Net increase (decrease) in net assets from operations	10	94	111	43
Changes from principal transactions:
Premiums	45	614	1,024	762
Surrenders and withdrawals	(11)	45	153	93
Death benefits	—	(43)	—	—
Transfers between Divisions (including fixed account), net	20	29	86	42

Increase (decrease) in net assets derived from principal transactions	54	645	1,263	897

Total increase (decrease) in net assets	64	739	1,374	940

Net assets at December 31, 2004	104	969	1,593	1,120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(39)	(13)	(17)
Net realized gain (loss) on investments and capital gains distributions	19	46	82	10
Net unrealized appreciation (depreciation) of investments	(11)	398	54	72

Net increase (decrease) in net assets from operations	10	405	123	65
Changes from principal transactions:
Premiums	197	3,183	1,469	313
Surrenders and withdrawals	(310)	90	(39)	(88)
Death benefits	—	—	(20)	—
Transfers between Divisions (including fixed account), net	(1)	22	(5)	(9)

Increase (decrease) in net assets derived from principal transactions	(114)	3,295	1,405	216

Total increase (decrease) in net assets	(104)	3,700	1,528	281

Net assets at December 31, 2005	$—	$4,669	$3,121	$1,401

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Appreciation Portfolio	ING AIM Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING American Funds Growth Portfolio

Net assets at January 1, 2004	$3,438	$332	$1,046	$35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(5)	(13)	(10)
Net realized gain (loss) on investments and capital gains distributions	90	(26)	(16)	(1)
Net unrealized appreciation (depreciation) of investments	146	48	182	96

Net increase (decrease) in net assets from operations	221	17	153	85
Changes from principal transactions:
Premiums	3	—	1	773
Surrenders and withdrawals	(424)	(29)	(103)	289
Death benefits	—	—	(170)	—
Transfers between Divisions (including fixed account), net	—	—	—	91

Increase (decrease) in net assets derived from principal transactions	(421)	(29)	(272)	1,153

Total increase (decrease) in net assets	(200)	(12)	(119)	1,238

Net assets at December 31, 2004	3,238	320	927	1,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	—	(16)	(95)
Net realized gain (loss) on investments and capital gains distributions	105	(36)	58	12
Net unrealized appreciation (depreciation) of investments	—	84	29	996

Net increase (decrease) in net assets from operations	84	48	71	913
Changes from principal transactions:
Premiums	14	192	571	8,378
Surrenders and withdrawals	(527)	(560)	(69)	249
Death benefits	(10)	—	(23)	(9)
Transfers between Divisions (including fixed account), net	(2)	—	—	3

Increase (decrease) in net assets derived from principal transactions	(525)	(368)	479	8,621

Total increase (decrease) in net assets	(441)	(320)	550	9,534

Net assets at December 31, 2005	$2,797	$—	$1,477	$10,807

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio	ING Capital Guardian Small/Mid Cap Portfolio - Service Class	ING Capital Guardian U.S. Equities Portfolio - Service Class

Net assets at January 1, 2004	$79	$22	$2,267	$483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(4)	(27)	(7)
Net realized gain (loss) on investments and capital gains distributions	6	3	(177)	8
Net unrealized appreciation (depreciation) of investments	69	61	329	37

Net increase (decrease) in net assets from operations	66	60	125	38
Changes from principal transactions:
Premiums	810	295	4	1
Surrenders and withdrawals	247	162	(94)	89
Death benefits	—	—	—	(6)
Transfers between Divisions (including fixed account), net	—	32	—	—

Increase (decrease) in net assets derived from principal transactions	1,057	489	(90)	84

Total increase (decrease) in net assets	1,123	549	35	122

Net assets at December 31, 2004	1,202	571	2,302	605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	(36)	(29)	(6)
Net realized gain (loss) on investments and capital gains distributions	9	13	(190)	47
Net unrealized appreciation (depreciation) of investments	385	711	160	(12)

Net increase (decrease) in net assets from operations	322	688	(59)	29
Changes from principal transactions:
Premiums	7,848	4,106	290	99
Surrenders and withdrawals	206	83	(167)	(75)
Death benefits	(9)	—	—	—
Transfers between Divisions (including fixed account), net	5	10	—	1

Increase (decrease) in net assets derived from principal transactions	8,050	4,199	123	25

Total increase (decrease) in net assets	8,372	4,887	64	54

Net assets at December 31, 2005	$9,574	$5,458	$2,366	$659

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Eagle Asset Capital Appreciation Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net assets at January 1, 2004	$358	$—	$—	$69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	(2)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	20
Net unrealized appreciation (depreciation) of investments	52	6	—	8

Net increase (decrease) in net assets from operations	51	6	—	26
Changes from principal transactions:
Premiums	49	80	—	—
Surrenders and withdrawals	(10)	—	—	73
Death benefits	(6)	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	33	80	—	73

Total increase (decrease) in net assets	84	86	—	99

Net assets at December 31, 2004	442	86	—	168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(11)	—	(11)
Net realized gain (loss) on investments and capital gains distributions	30	43	3	59
Net unrealized appreciation (depreciation) of investments	(33)	40	2	47

Net increase (decrease) in net assets from operations	(5)	72	5	95
Changes from principal transactions:
Premiums	291	1,018	47	1,191
Surrenders and withdrawals	(66)	147	25	497
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	1	—	1

Increase (decrease) in net assets derived from principal transactions	225	1,166	72	1,689

Total increase (decrease) in net assets	220	1,238	77	1,784

Net assets at December 31, 2005	$662	$1,324	$77	$1,952

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Earnings Growth Portfolio - Service Class	ING Global Resources Portfolio - Service Class	ING Goldman Sachs TollkeeperSM Portfolio - Service Class	ING International Portfolio - Service Class

Net assets at January 1, 2004	$—	$54	$—	$182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(1)
Net realized gain (loss) on investments and capital gains distributions	—	6	—	1
Net unrealized appreciation (depreciation) of investments	—	3	1	28

Net increase (decrease) in net assets from operations	—	9	1	28
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	47	12	(2)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	47	12	(2)

Total increase (decrease) in net assets	—	56	13	26

Net assets at December 31, 2004	—	110	13	208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(5)	—	2
Net realized gain (loss) on investments and capital gains distributions	1	53	3	10
Net unrealized appreciation (depreciation) of investments	10	42	(2)	6

Net increase (decrease) in net assets from operations	9	90	1	18
Changes from principal transactions:
Premiums	25	628	100	—
Surrenders and withdrawals	386	67	(1)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(1)	(1)	—

Increase (decrease) in net assets derived from principal transactions	411	694	98	—

Total increase (decrease) in net assets	420	784	99	18

Net assets at December 31, 2005	$420	$894	$112	$226

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		ING
		JPMorgan	ING	ING
		Emerging	JPMorgan	JPMorgan
	ING Janus	Markets	Small Cap	Value
	Contrarian	Equity	Equity	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2004	$40	$298	$21	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	(1)	—
Net realized gain (loss) on investments and capital gains distributions	—	4	2	—
Net unrealized appreciation (depreciation) of investments	7	46	23	—

Net increase (decrease) in net assets from operations	6	47	24	—
Changes from principal transactions:
Premiums	—	—	113	—
Surrenders and withdrawals	11	(10)	18	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	1	—

Increase (decrease) in net assets derived from principal transactions	11	(10)	132	—

Total increase (decrease) in net assets	17	37	156	—

Net assets at December 31, 2004	57	335	177	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(9)	(23)	(8)
Net realized gain (loss) on investments and capital gains distributions	1	36	120	1
Net unrealized appreciation (depreciation) of investments	32	149	(27)	41

Net increase (decrease) in net assets from operations	31	176	70	34
Changes from principal transactions:
Premiums	162	542	2,186	310
Surrenders and withdrawals	23	93	84	1,426
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	2	1	—

Increase (decrease) in net assets derived from principal transactions	184	637	2,271	1,736

Total increase (decrease) in net assets	215	813	2,341	1,770

Net assets at December 31, 2005	$272	$1,148	$2,518	$1,770

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

			ING LifeStyle
			Aggressive	ING LifeStyle
	ING Julius	ING Legg	Growth	Growth
	Baer Foreign	Mason Value	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Service 1	Service 1
	Service Class	Service Class	Class	Class

Net assets at January 1, 2004	$—	$159	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	—	—
Net realized gain (loss) on investments and capital gains distributions	1	2	—	—
Net unrealized appreciation (depreciation) of investments	25	47	13	1

Net increase (decrease) in net assets from operations	25	47	13	1
Changes from principal transactions:
Premiums	188	147	341	50
Surrenders and withdrawals	16	65	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	3	1	—	—

Increase (decrease) in net assets derived from principal transactions	207	213	341	50

Total increase (decrease) in net assets	232	260	354	51

Net assets at December 31, 2004	232	419	354	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(23)	(31)	(63)
Net realized gain (loss) on investments and capital gains distributions	147	14	13	21
Net unrealized appreciation (depreciation) of investments	25	150	236	491

Net increase (decrease) in net assets from operations	157	141	218	449
Changes from principal transactions:
Premiums	1,610	2,183	4,743	9,661
Surrenders and withdrawals	81	83	(11)	(82)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	3	206	13	86

Increase (decrease) in net assets derived from principal transactions	1,694	2,472	4,745	9,665

Total increase (decrease) in net assets	1,851	2,613	4,963	10,114

Net assets at December 31, 2005	$2,083	$3,032	$5,317	$10,165

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING Limited
	Growth	Moderate	Maturity	ING Liquid
	Portfolio -	Portfolio -	Bond	Assets
	Service 1	Service 1	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class

Net assets at January 1, 2004	$—	$—	$1,395	$720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	45	(29)
Net realized gain (loss) on investments and capital gains distributions	—	—	32	—
Net unrealized appreciation (depreciation) of investments	18	1	(75)	—

Net increase (decrease) in net assets from operations	17	1	2	(29)
Changes from principal transactions:
Premiums	764	16	12	801
Surrenders and withdrawals	2	50	(218)	(244)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	2	—	—	6

Increase (decrease) in net assets derived from principal transactions	768	66	(206)	563

Total increase (decrease) in net assets	785	67	(204)	534

Net assets at December 31, 2004	785	67	1,191	1,254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	(31)	39	(26)
Net realized gain (loss) on investments and capital gains distributions	32	16	(13)	—
Net unrealized appreciation (depreciation) of investments	493	223	(24)	—

Net increase (decrease) in net assets from operations	456	208	2	(26)
Changes from principal transactions:
Premiums	9,541	5,869	12	6,794
Surrenders and withdrawals	1,154	71	(264)	(3,904)
Death benefits	—	—	—	(27)
Transfers between Divisions (including fixed account), net	774	94	—	1

Increase (decrease) in net assets derived from principal transactions	11,469	6,034	(252)	2,864

Total increase (decrease) in net assets	11,925	6,242	(250)	2,838

Net assets at December 31, 2005	$12,710	$6,309	$941	$4,092

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Lord		ING Marsico	ING Mercury
	Abbett	ING Marsico	International	Large Cap
	Affiliated	Growth	Opportunities	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2004	$180	$4,447	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(63)	—	—
Net realized gain (loss) on investments and capital gains distributions	3	(386)	—	—
Net unrealized appreciation (depreciation) of investments	13	896	—	—

Net increase (decrease) in net assets from operations	14	447	—	—
Changes from principal transactions:
Premiums	2	62	—	—
Surrenders and withdrawals	7	(452)	—	—
Death benefits	(16)	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(7)	(390)	—	—

Total increase (decrease) in net assets	7	57	—	—

Net assets at December 31, 2004	187	4,504	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(73)	(6)	(1)
Net realized gain (loss) on investments and capital gains distributions	33	(248)	23	—
Net unrealized appreciation (depreciation) of investments	(23)	706	165	16

Net increase (decrease) in net assets from operations	10	385	182	15
Changes from principal transactions:
Premiums	68	1,370	1,138	65
Surrenders and withdrawals	(64)	(261)	497	188
Death benefits	—	(27)	—	—
Transfers between Divisions (including fixed account), net	—	—	—	(1)

Increase (decrease) in net assets derived from principal transactions	4	1,082	1,635	252

Total increase (decrease) in net assets	14	1,467	1,817	267

Net assets at December 31, 2005	$201	$5,971	$1,817	$267

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Mercury	ING MFS
	Large Cap	Mid Cap	ING MFS	ING MFS
	Value	Growth	Total Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2004	$—	$2,217	$4,012	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(33)	20	—
Net realized gain (loss) on investments and capital gains distributions	—	(689)	64	—
Net unrealized appreciation (depreciation) of investments	—	998	320	—

Net increase (decrease) in net assets from operations	—	276	404	—
Changes from principal transactions:
Premiums	—	6	860	—
Surrenders and withdrawals	—	(250)	(338)	—
Death benefits	—	—	(261)	—
Transfers between Divisions (including fixed account), net	—	—	30	—

Increase (decrease) in net assets derived from principal transactions	—	(244)	291	—

Total increase (decrease) in net assets	—	32	695	—

Net assets at December 31, 2004	—	2,249	4,707	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(30)	34	2
Net realized gain (loss) on investments and capital gains distributions	—	(120)	256	21
Net unrealized appreciation (depreciation) of investments	5	181	(190)	(11)

Net increase (decrease) in net assets from operations	4	31	100	12
Changes from principal transactions:
Premiums	135	69	3,632	501
Surrenders and withdrawals	12	(158)	(141)	474
Death benefits	—	(4)	(40)	—
Transfers between Divisions (including fixed account), net	1	(1)	12	1

Increase (decrease) in net assets derived from principal transactions	148	(94)	3,463	976

Total increase (decrease) in net assets	152	(63)	3,563	988

Net assets at December 31, 2005	$152	$2,186	$8,270	$988

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Main Street	Core Bond	High Yield	Fund
	Portfolio® -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2004	$2,420	$825	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	21	27	—
Net realized gain (loss) on investments and capital gains distributions	(139)	23	(2)	—
Net unrealized appreciation (depreciation) of investments	400	(6)	46	—

Net increase (decrease) in net assets from operations	245	38	71	—
Changes from principal transactions:
Premiums	34	545	152	—
Surrenders and withdrawals	(342)	(139)	792	—
Death benefits	(7)	—	—	—
Transfers between Divisions (including fixed account), net	—	187	1	—

Increase (decrease) in net assets derived from principal transactions	(315)	593	945	—

Total increase (decrease) in net assets	(70)	631	1,016	—

Net assets at December 31, 2004	2,350	1,456	1,016	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	47	92	—
Net realized gain (loss) on investments and capital gains distributions	(82)	38	9	—
Net unrealized appreciation (depreciation) of investments	203	(73)	(46)	2

Net increase (decrease) in net assets from operations	107	12	55	2
Changes from principal transactions:
Premiums	633	3,014	1,464	30
Surrenders and withdrawals	(298)	(206)	(5)	45
Death benefits	(3)	(25)	(23)	—
Transfers between Divisions (including fixed account), net	(1)	56	11	—

Increase (decrease) in net assets derived from principal transactions	331	2,839	1,447	75

Total increase (decrease) in net assets	438	2,851	1,502	77

Net assets at December 31, 2005	$2,788	$4,307	$2,518	$77

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Pioneer	ING Salomon	ING T. Rowe	ING T. Rowe
	Mid Cap	Brothers All	Price Capital	Price Equity
	Value	Cap Portfolio	Appreciation	Income
	Portfolio -	- Service	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class

Net assets at January 1, 2004	$—	$968	$964	$1,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(13)	(8)	(6)
Net realized gain (loss) on investments and capital gains distributions	—	(1)	75	26
Net unrealized appreciation (depreciation) of investments	—	75	56	130

Net increase (decrease) in net assets from operations	—	61	123	150
Changes from principal transactions:
Premiums	—	68	3	103
Surrenders and withdrawals	—	(19)	(133)	45
Death benefits	—	(10)	(88)	(17)
Transfers between Divisions (including fixed account), net	—	15	—	—

Increase (decrease) in net assets derived from principal transactions	—	54	(218)	131

Total increase (decrease) in net assets	—	115	(95)	281

Net assets at December 31, 2004	—	1,083	869	1,336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(12)	(9)	(16)
Net realized gain (loss) on investments and capital gains distributions	1	16	80	78
Net unrealized appreciation (depreciation) of investments	33	33	22	19

Net increase (decrease) in net assets from operations	24	37	93	81
Changes from principal transactions:
Premiums	1,365	461	1,654	2,857
Surrenders and withdrawals	84	(94)	218	129
Death benefits	—	(8)	—	(31)
Transfers between Divisions (including fixed account), net	—	17	—	10

Increase (decrease) in net assets derived from principal transactions	1,449	376	1,872	2,965

Total increase (decrease) in net assets	1,473	413	1,965	3,046

Net assets at December 31, 2005	$1,473	$1,496	$2,834	$4,382

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING		ING Van	ING Van
	Templeton		Kampen	Kampen
	Global	ING UBS U.S.	Equity	Global
	Growth	Allocation	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2004	$1,043	$166	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	(84)	—	—	—
Net unrealized appreciation (depreciation) of investments	185	20	—	—

Net increase (decrease) in net assets from operations	92	20	—	—
Changes from principal transactions:
Premiums	—	69	—	—
Surrenders and withdrawals	(90)	16	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(90)	85	—	—

Total increase (decrease) in net assets	2	105	—	—

Net assets at December 31, 2004	1,045	271	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	—	(1)	(2)
Net realized gain (loss) on investments and capital gains distributions	(36)	1	2	—
Net unrealized appreciation (depreciation) of investments	130	25	12	14

Net increase (decrease) in net assets from operations	87	26	13	12
Changes from principal transactions:
Premiums	58	237	167	402
Surrenders and withdrawals	(36)	26	36	15
Death benefits	(14)	—	—	—
Transfers between Divisions (including fixed account), net	(1)	—	1	—

Increase (decrease) in net assets derived from principal transactions	7	263	204	417

Total increase (decrease) in net assets	94	289	217	429

Net assets at December 31, 2005	$1,139	$560	$217	$429

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van		ING Wells
	Kampen	ING Van	Fargo Mid	ING Baron
	Growth and	Kampen Real	Cap	Small Cap
	Income	Estate	Disciplined	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2004	$1,924	$302	$1,063	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	2	(10)	—
Net realized gain (loss) on investments and capital gains distributions	(58)	21	(123)	—
Net unrealized appreciation (depreciation) of investments	241	117	228	—

Net increase (decrease) in net assets from operations	172	140	95	—
Changes from principal transactions:
Premiums	1	158	—	—
Surrenders and withdrawals	(491)	70	(223)	—
Death benefits	(104)	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(594)	228	(223)	—

Total increase (decrease) in net assets	(422)	368	(128)	—

Net assets at December 31, 2004	1,502	670	935	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(8)	(7)	(4)
Net realized gain (loss) on investments and capital gains distributions	—	224	(30)	—
Net unrealized appreciation (depreciation) of investments	142	25	78	13

Net increase (decrease) in net assets from operations	134	241	41	9
Changes from principal transactions:
Premiums	274	1,456	69	709
Surrenders and withdrawals	118	(284)	(50)	75
Death benefits	—	—	(12)	—
Transfers between Divisions (including fixed account), net	(2)	7	—	—

Increase (decrease) in net assets derived from principal transactions	390	1,179	7	784

Total increase (decrease) in net assets	524	1,420	48	793

Net assets at December 31, 2005	$2,026	$2,090	$983	$793

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

			ING	ING
	ING Davis	ING	JPMorgan	JPMorgan
	Venture	Fundamental	Fleming	Mid Cap
	Value	Research	International	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2004	$—	$—	$—	$54

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(3)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	14
Net unrealized appreciation (depreciation) of investments	—	—	5	33

Net increase (decrease) in net assets from operations	—	—	5	44
Changes from principal transactions:
Premiums	—	—	56	259
Surrenders and withdrawals	—	—	(1)	79
Death benefits	—	—	(14)	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	41	338

Total increase (decrease) in net assets	—	—	46	382

Net assets at December 31, 2004	—	—	46	436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(5)	(12)
Net realized gain (loss) on investments and capital gains distributions	—	—	3	96
Net unrealized appreciation (depreciation) of investments	—	1	68	(23)

Net increase (decrease) in net assets from operations	—	1	66	61
Changes from principal transactions:
Premiums	—	22	664	399
Surrenders and withdrawals	11	4	60	24
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(1)	6	—

Increase (decrease) in net assets derived from principal transactions	11	25	730	423

Total increase (decrease) in net assets	11	26	796	484

Net assets at December 31, 2005	$11	$26	$842	$920

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

				ING Salomon
	ING MFS	ING	ING	Brothers
	Capital	Oppenheimer	Oppenheimer	Aggressive
	Opportunities	Global	Global	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2004	$—	$—	$28	$5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	(1)
Net realized gain (loss) on investments and capital gains distributions	—	—	2	—
Net unrealized appreciation (depreciation) of investments	1	—	9	7

Net increase (decrease) in net assets from operations	1	—	10	6
Changes from principal transactions:
Premiums	19	—	15	38
Surrenders and withdrawals	(3)	—	27	14
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	30

Increase (decrease) in net assets derived from principal transactions	16	—	42	82

Total increase (decrease) in net assets	17	—	52	88

Net assets at December 31, 2004	17	—	80	93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	1	(6)
Net realized gain (loss) on investments and capital gains distributions	—	9	44	1
Net unrealized appreciation (depreciation) of investments	—	35	103	51

Net increase (decrease) in net assets from operations	—	43	148	46
Changes from principal transactions:
Premiums	7	5	2,172	584
Surrenders and withdrawals	(1)	219	29	55
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1	1	3	(1)

Increase (decrease) in net assets derived from principal transactions	7	225	2,204	638

Total increase (decrease) in net assets	7	268	2,352	684

Net assets at December 31, 2005	$24	$268	$2,432	$777

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1

Net assets at January 1, 2004	$—	$116	$—	$5,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(66)
Net realized gain (loss) on investments and capital gains distributions	—	1	—	40
Net unrealized appreciation (depreciation) of investments	—	29	—	93

Net increase (decrease) in net assets from operations	—	28	—	67
Changes from principal transactions:
Premiums	71	113	—	—
Surrenders and withdrawals	—	5	—	(662)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	2	—	—

Increase (decrease) in net assets derived from principal transactions	71	120	—	(662)

Total increase (decrease) in net assets	71	148	—	(595)

Net assets at December 31, 2004	71	264	—	4,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(15)	(1)	4
Net realized gain (loss) on investments and capital gains distributions	4	47	—	189
Net unrealized appreciation (depreciation) of investments	25	32	10	(234)

Net increase (decrease) in net assets from operations	25	64	9	(41)
Changes from principal transactions:
Premiums	317	1,896	341	(7)
Surrenders and withdrawals	(38)	46	27	(740)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	5	3	—	(1)

Increase (decrease) in net assets derived from principal transactions	284	1,945	368	(748)

Total increase (decrease) in net assets	309	2,009	377	(789)

Net assets at December 31, 2005	$380	$2,273	$377	$3,840

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 4	ING GET U.S. Core Portfolio - Series 5

Net assets at January 1, 2004	$10,476	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(182)	(128)	(82)	(45)
Net realized gain (loss) on investments and capital gains distributions	71	(10)	47	13
Net unrealized appreciation (depreciation) of investments	257	79	276	350

Net increase (decrease) in net assets from operations	146	(59)	241	318
Changes from principal transactions:
Premiums	(24)	279	116	208
Surrenders and withdrawals	(2,547)	618	(956)	283
Death benefits	—	—	(108)	—
Transfers between Divisions (including fixed account), net	(1)	5,809	6,421	5,896

Increase (decrease) in net assets derived from principal transactions	(2,572)	6,706	5,473	6,387

Total increase (decrease) in net assets	(2,426)	6,647	5,714	6,705

Net assets at December 31, 2004	8,050	6,647	5,714	6,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	(14)	(20)	(72)
Net realized gain (loss) on investments and capital gains distributions	190	10	81	186
Net unrealized appreciation (depreciation) of investments	(329)	(88)	(107)	(96)

Net increase (decrease) in net assets from operations	(94)	(92)	(46)	18
Changes from principal transactions:
Premiums	—	(4)	(62)	(6)
Surrenders and withdrawals	(1,674)	(869)	(977)	(1,696)
Death benefits	—	(98)	(244)	—
Transfers between Divisions (including fixed account), net	(1)	(1)	(1)	(1)

Increase (decrease) in net assets derived from principal transactions	(1,675)	(972)	(1,284)	(1,703)

Total increase (decrease) in net assets	(1,769)	(1,064)	(1,330)	(1,685)

Net assets at December 31, 2005	$6,281	$5,583	$4,384	$5,020

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	48	—	—	—

Net increase (decrease) in net assets from operations	40	—	—	—
Changes from principal transactions:
Premiums	50	—	—	—
Surrenders and withdrawals	1,869	—	—	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	3,326	—	—	—

Increase (decrease) in net assets derived from principal transactions	5,245	—	—	—

Total increase (decrease) in net assets	5,285	—	—	—

Net assets at December 31, 2004	5,285	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(81)	(126)	(39)	(12)
Net realized gain (loss) on investments and capital gains distributions	19	13	3	—
Net unrealized appreciation (depreciation) of investments	78	122	50	—

Net increase (decrease) in net assets from operations	16	9	14	(12)
Changes from principal transactions:
Premiums	(14)	71	1	87
Surrenders and withdrawals	(854)	2,377	403	118
Death benefits	(363)	—	—	—
Transfers between Divisions (including fixed account), net	(6)	4,112	2,528	1,364

Increase (decrease) in net assets derived from principal transactions	(1,237)	6,560	2,932	1,569

Total increase (decrease) in net assets	(1,221)	6,569	2,946	1,557

Net assets at December 31, 2005	$4,064	$6,569	$2,946	$1,557

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 10	ING VP Global Equity Dividend Portfolio	ING VP Index Plus LargeCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S

Net assets at January 1, 2004	$—	$21	$89	$194

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(2)	(5)
Net realized gain (loss) on investments and capital gains distributions	—	—	1	2
Net unrealized appreciation (depreciation) of investments	—	4	42	78

Net increase (decrease) in net assets from operations	—	4	41	75
Changes from principal transactions:
Premiums	—	15	408	452
Surrenders and withdrawals	—	—	12	32
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	20	1

Increase (decrease) in net assets derived from principal transactions	—	15	440	485

Total increase (decrease) in net assets	—	19	481	560

Net assets at December 31, 2004	—	40	570	754

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	3	(13)	(27)
Net realized gain (loss) on investments and capital gains distributions	—	(1)	19	150
Net unrealized appreciation (depreciation) of investments	(16)	9	82	85

Net increase (decrease) in net assets from operations	(20)	11	88	208
Changes from principal transactions:
Premiums	96	214	2,410	2,728
Surrenders and withdrawals	1,360	4	309	240
Death benefits	—	—	(12)	(9)
Transfers between Divisions (including fixed account), net	1,386	(1)	5	12

Increase (decrease) in net assets derived from principal transactions	2,842	217	2,712	2,971

Total increase (decrease) in net assets	2,822	228	2,800	3,179

Net assets at December 31, 2005	$2,822	$268	$3,370	$3,933

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class S	ING VP Value Opportunity Portfolio - Class S	ING VP Convertible Portfolio - Class S	ING VP Financial Services Portfolio - Class S

Net assets at January 1, 2004	$173	$5	$29	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	—	1	—
Net realized gain (loss) on investments and capital gains distributions	9	—	6	—
Net unrealized appreciation (depreciation) of investments	97	3	3	1

Net increase (decrease) in net assets from operations	99	3	10	1
Changes from principal transactions:
Premiums	486	26	147	43
Surrenders and withdrawals	27	2	7	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	32	—	24	—

Increase (decrease) in net assets derived from principal transactions	545	28	178	43

Total increase (decrease) in net assets	644	31	188	44

Net assets at December 31, 2004	817	36	217	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	—	2	—
Net realized gain (loss) on investments and capital gains distributions	125	3	1	4
Net unrealized appreciation (depreciation) of investments	25	1	(2)	16

Net increase (decrease) in net assets from operations	120	4	1	20
Changes from principal transactions:
Premiums	2,730	36	83	257
Surrenders and withdrawals	131	72	3	67
Death benefits	(9)	—	—	—
Transfers between Divisions (including fixed account), net	20	—	5	(1)

Increase (decrease) in net assets derived from principal transactions	2,872	108	91	323

Total increase (decrease) in net assets	2,992	112	92	343

Net assets at December 31, 2005	$3,809	$148	$309	$387

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S

Net assets at January 1, 2004	$37	$—	$24	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	(1)	—
Net unrealized appreciation (depreciation) of investments	5	4	3	—

Net increase (decrease) in net assets from operations	5	3	2	—
Changes from principal transactions:
Premiums	27	—	—	—
Surrenders and withdrawals	—	56	(4)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	27	56	(4)	—

Total increase (decrease) in net assets	32	59	(2)	—

Net assets at December 31, 2004	69	59	22	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(1)	30
Net realized gain (loss) on investments and capital gains distributions	13	2	—	2
Net unrealized appreciation (depreciation) of investments	(8)	3	11	(31)

Net increase (decrease) in net assets from operations	5	4	10	1
Changes from principal transactions:
Premiums	26	—	138	1,025
Surrenders and withdrawals	(100)	(21)	71	73
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	1	—	—

Increase (decrease) in net assets derived from principal transactions	(74)	(20)	209	1,098

Total increase (decrease) in net assets	(69)	(16)	219	1,099

Net assets at December 31, 2005	$—	$43	$241	$1,099

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen Series Worldwide Growth Portfolio - Service Shares	Colonial Small Cap Value Fund VS Class B	PIMCO StocksPLUS® Growth and Income Admin Class	Pioneer Fund VCT Portfolio - Class II

Net assets at January 1, 2004	$23	$—	$172	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	—
Net realized gain (loss) on investments and capital gains distributions	—	—	(9)	—
Net unrealized appreciation (depreciation) of investments	1	—	23	1

Net increase (decrease) in net assets from operations	1	—	15	1
Changes from principal transactions:
Premiums	21	—	—	13
Surrenders and withdrawals	1	—	(20)	—
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	22	—	(20)	13

Total increase (decrease) in net assets	23	—	(5)	14

Net assets at December 31, 2004	46	—	167	14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4)	1	—
Net realized gain (loss) on investments and capital gains distributions	2	—	(5)	2
Net unrealized appreciation (depreciation) of investments	(4)	14	6	(1)

Net increase (decrease) in net assets from operations	(2)	10	2	1
Changes from principal transactions:
Premiums	—	691	—	15
Surrenders and withdrawals	(44)	108	(31)	(31)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	1	—	1

Increase (decrease) in net assets derived from principal transactions	(44)	800	(31)	(15)

Total increase (decrease) in net assets	(46)	810	(29)	(14)

Net assets at December 31, 2005	$—	$810	$138	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer Small Company VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity

Net assets at January 1, 2004	$23	$25	$9	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	—	(1)
Net realized gain (loss) on investments and capital gains distributions	—	2	1	1
Net unrealized appreciation (depreciation) of investments	11	4	1	(14)

Net increase (decrease) in net assets from operations	10	5	2	(14)
Changes from principal transactions:
Premiums	103	30	223	31
Surrenders and withdrawals	3	10	1	110
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	6

Increase (decrease) in net assets derived from principal transactions	106	40	224	147

Total increase (decrease) in net assets	116	45	226	133

Net assets at December 31, 2004	139	70	235	133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(1)	(4)
Net realized gain (loss) on investments and capital gains distributions	19	6	(1)	(15)
Net unrealized appreciation (depreciation) of investments	(13)	(4)	(2)	(1)

Net increase (decrease) in net assets from operations	3	1	(4)	(20)
Changes from principal transactions:
Premiums	42	48	52	189
Surrenders and withdrawals	(1)	(33)	(194)	(9)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	1	—	—	—

Increase (decrease) in net assets derived from principal transactions	42	15	(142)	180

Total increase (decrease) in net assets	45	16	(146)	160

Net assets at December 31, 2005	$184	$86	$89	$293

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ProFund VP Small-Cap	Jennison Portfolio - Class II	SP William Blair International Growth Portfolio - Class II	Putnam VT Discovery Growth - Class IB Shares

Net assets at January 1, 2004	$67	$72	$166	$14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(4)	—
Net realized gain (loss) on investments and capital gains distributions	6	(1)	(2)	1
Net unrealized appreciation (depreciation) of investments	7	8	51	1

Net increase (decrease) in net assets from operations	12	6	45	2
Changes from principal transactions:
Premiums	36	—	169	18
Surrenders and withdrawals	23	1	7	(8)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	59	1	176	10

Total increase (decrease) in net assets	71	7	221	12

Net assets at December 31, 2004	138	79	387	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	(4)	—
Net realized gain (loss) on investments and capital gains distributions	27	15	88	2
Net unrealized appreciation (depreciation) of investments	(18)	(12)	(57)	(2)

Net increase (decrease) in net assets from operations	7	2	27	—
Changes from principal transactions:
Premiums	71	—	80	—
Surrenders and withdrawals	(2)	(82)	(495)	(26)
Death benefits	(20)	—	—	—
Transfers between Divisions (including fixed account), net	(1)	1	1	—

Increase (decrease) in net assets derived from principal transactions	48	(81)	(414)	(26)

Total increase (decrease) in net assets	55	(79)	(387)	(26)

Net assets at December 31, 2005	$193	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Putnam VT Growth and Income Fund - Class IB Shares	Putnam VT International Growth and Income Fund - Class IB Shares	Smith Barney Select Balanced	Smith Barney Select Growth

Net assets at January 1, 2004	$23	$1	$4,364	$1,715

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(50)	(25)
Net realized gain (loss) on investments and capital gains distributions	—	—	60	(4)
Net unrealized appreciation (depreciation) of investments	2	1	207	136

Net increase (decrease) in net assets from operations	2	1	217	107
Changes from principal transactions:
Premiums	—	9	6	1
Surrenders and withdrawals	(3)	—	(1,008)	(181)
Death benefits	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(3)	9	(1,002)	(180)

Total increase (decrease) in net assets	(1)	10	(785)	(73)

Net assets at December 31, 2004	22	11	3,579	1,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	23	(2)
Net realized gain (loss) on investments and capital gains distributions	4	—	(5)	(38)
Net unrealized appreciation (depreciation) of investments	(4)	1	13	87

Net increase (decrease) in net assets from operations	—	1	31	47
Changes from principal transactions:
Premiums	—	—	7	—
Surrenders and withdrawals	(3)	—	(591)	(308)
Death benefits	(20)	—	(3)	—
Transfers between Divisions (including fixed account), net	1	—	(2)	—

Increase (decrease) in net assets derived from principal transactions	(22)	—	(589)	(308)

Total increase (decrease) in net assets	(22)	1	(558)	(261)

Net assets at December 31, 2005	$—	$12	$3,021	$1,381

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Smith Barney Select High Growth	Smith Barney High Income	Smith Barney International All Cap Growth	Smith Barney Large Cap Value SB

Net assets at January 1, 2004	$854	$321	$235	$1,173

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	13	(1)	1
Net realized gain (loss) on investments and capital gains distributions	7	(69)	(5)	(7)
Net unrealized appreciation (depreciation) of investments	68	78	38	96

Net increase (decrease) in net assets from operations	62	22	32	90
Changes from principal transactions:
Premiums	1	—	—	—
Surrenders and withdrawals	(116)	(122)	(43)	(215)
Death benefits	(24)	—	(8)	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	(139)	(122)	(51)	(215)

Total increase (decrease) in net assets	(77)	(100)	(19)	(125)

Net assets at December 31, 2004	777	221	216	1,048

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	14	—	(2)
Net realized gain (loss) on investments and capital gains distributions	21	(2)	(1)	(25)
Net unrealized appreciation (depreciation) of investments	16	(9)	21	70

Net increase (decrease) in net assets from operations	29	3	20	43
Changes from principal transactions:
Premiums	10	—	—	—
Surrenders and withdrawals	(139)	(9)	(26)	(289)
Death benefits	—	—	(1)	(13)
Transfers between Divisions (including fixed account), net	—	—	—	1

Increase (decrease) in net assets derived from principal transactions	(129)	(9)	(27)	(301)

Total increase (decrease) in net assets	(100)	(6)	(7)	(258)

Net assets at December 31, 2005	$677	$215	$209	$790

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Smith Barney Money Market SB	UBS U.S. Allocation Portfolio - Class I

Net assets at January 1, 2004	$298	$13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	—
Net realized gain (loss) on investments and capital gains distributions	—	—
Net unrealized appreciation (depreciation) of investments	—	2

Net increase (decrease) in net assets from operations	(21)	2
Changes from principal transactions:
Premiums	—	17
Surrenders and withdrawals	(114)	—
Death benefits	—	—
Transfers between Divisions (including fixed account), net	—	—

Increase (decrease) in net assets derived from principal transactions	(114)	17

Total increase (decrease) in net assets	(135)	19

Net assets at December 31, 2004	163	32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—
Net realized gain (loss) on investments and capital gains distributions	—	4
Net unrealized appreciation (depreciation) of investments	—	(3)

Net increase (decrease) in net assets from operations	(2)	1
Changes from principal transactions:
Premiums	—	1
Surrenders and withdrawals	(16)	(34)
Death benefits	—	—
Transfers between Divisions (including fixed account), net	—	—

Increase (decrease) in net assets derived from principal transactions	(16)	(33)

Total increase (decrease) in net assets	(18)	(32)

Net assets at December 31, 2005	$145	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

1.	Organization

ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) was established by First Golden American Life Insurance Company of New York (“First Golden”) to support the operations of variable annuity contracts (“Contracts”). The Account became a separate account of ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) as a result of the merger of First Golden into RLNY effective April 1, 2002. RLNY is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be chargeable with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2005, the Account had, under ING GoldenSelect, ING SmartDesign, and Empire PrimElite Contracts, 101 investment divisions (the “Divisions”), 20 of which invest in independently managed mutual funds and 81 of which invest a mutual funds managed by an affiliate, either Directed Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated Series (“Series,” which may also be referred to as “Portfolio”) of various investment trusts (the “Trusts”). Investment Divisions at December 31, 2005 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Greenwich Street Series Fund:
Appreciation Portfolio
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio

ING Investors Trust (continued):
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING Eagle Asset Capital Appreciation Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Class S*
ING Evergreen Omega Portfolio - Service Class**
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Earnings Growth Portfolio - Service Class**
ING Global Resources Portfolio - Service Class
ING Goldman Sachs TollkeeperSM Portfolio - Service Class

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

ING Investors Trust (continued):
ING International Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class**
ING Julius Baer Foreign Portfolio - Service Class*
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class*
ING LifeStyle Growth Portfolio - Service 1 Class*
ING LifeStyle Moderate Growth Portfolio - Service 1 Class*
ING LifeStyle Moderate Portfolio - Service 1 Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service Class**
ING Mercury Large Cap Growth Portfolio - Service Class**
ING Mercury Large Cap Value Portfolio - Service Class**
ING MFS Mid Cap Growth Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class**
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class*
ING Pioneer Fund Portfolio - Service Class**
ING Pioneer Mid Cap Value Portfolio - Service Class**
ING Salomon Brothers All Cap Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Service Class**
ING Van Kampen Global Franchise Portfolio - Service Class**
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class**
ING Davis Venture Value Portfolio - Service Class**
ING Fundamental Research Portfolio - Service Class**
ING JPMorgan Fleming International Portfolio - Service Class*

ING Partners, Inc. (continued)
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Capital Opportunities Portfolio - Initial Class*
ING Oppenheimer Global Portfolio - Initial Class**
ING Oppenheimer Global Portfolio - Service Class
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class*
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class**
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3*
ING GET U.S. Core Portfolio - Series 4*
ING GET U.S. Core Portfolio - Series 5*
ING GET U.S. Core Portfolio - Series 6*
ING GET U.S. Core Portfolio - Series 7**
ING GET U.S. Core Portfolio - Series 8**
ING GET U.S. Core Portfolio - Series 9**
ING GET U.S. Core Portfolio - Series 10**
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S
ING VP Financial Services Portfolio - Class S*
ING VP MidCap Opportunities Portfolio - Class S*
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S**
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B**
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Admin Class
Pioneer Variable Contracts Trust:
Pioneer Small Company VCT Portfolio - Class II
ProFunds VP:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity*
ProFund VP Small-Cap
Putnam Variable Trust:
Putnam VT International Growth and Income Fund - Class IB Shares
Smith Barney Allocation Series, Inc.:
Smith Barney Select Balanced
Smith Barney Select Growth
Smith Barney Select High Growth

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Travelers Series Fund, Inc.:
Smith Barney High Income
Smith Barney International All Cap Growth
Smith Barney Large Cap Value SB
Smith Barney Money Market SB

*	Division was added in 2004
**	Division was added in 2005

The names of certain Divisions and Trusts were changed during 2005. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

Greenwich Street Series Fund:	Greenwich Street Series Fund:
Appreciation Portfolio	Greenwich Appreciation Portfolio
ING Investors Trust:	ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio	ING Alliance Mid Cap Growth Portfolio
ING Global Resources Portfolio - Service Class	ING Hard Assets Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class	ING Janus Special Equity Portfolio - Service Class
ING JP Morgan Emerging Markets Equity Portfolio - Service Class	ING Developing World Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING Salomon Brothers Investors Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Service Class	ING Mercury Focus Value Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class	ING Capital Guardian Managed Global Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class	ING UBS U.S. Balanced Portfolio - Service Class
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING Jennison Equity Opportunities Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan International Portfolio - Service Class
ING Variable Insurance Trust:	ING Variable Insurance Trust:
ING VP Global Equity Dividend Portfolio	ING VP Worldwide Growth Portfolio

During 2005, the following Divisions were closed to contractowners:

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series II Shares
AIM V.I. Financial Services Fund - Series I Shares
AIM V.I. Growth Fund - Series II Shares
AIM V.I. Health Sciences Fund - Series I Shares
AIM V.I. Utilities Fund - Series I Shares
Alliance Bernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B
AllianceBernstein VPSF Large Cap Growth Class B
AllianceBernstein VPSF Value Class B
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class
ING Variable Portfolios, Inc.:
ING VP MagnaCap Portfolio - Class S

Janus Aspen Series:
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
Pioneer Variable Contracts Trust:
Pioneer Fund VCT Portfolio - Class II
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II
SP William Blair International Growth Portfolio - Class II
Putnam Variable Trust:
Putnam VT Discovery Growth Class IB Shares
Putnam VT Discovery Growth and Income Fund - Class IB Shares
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

The following Divisions were available to contractowners during 2005 but did not have any activity as of December 31, 2005:

ING Investors Trust:
ING MarketPro Portfolio - Class I
ING MarketPro Portfolio - Class S
ING MarketStyle Growth Portfolio - Class I
ING MarketStyle Moderate Growth Portfolio - Class I
ING MarketStyle Moderate Portfolio - Class I
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of RLNY.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Contractowner Reserves

All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the contractowners’ aggregate account values invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover RLNY’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks as, specified in the contract.

Asset Based Administrative Charges

A daily charge at an annual rate of 0.15% of assets attributable to the Contracts is deducted for asset based administration fees.

Administrative Charges

An administrative charge of $30 per Contract year is deducted from the accumulation value of the Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Contingent Deferred Sales Charges

A contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. For DVA Plus Contracts, the Surrender Charge is imposed at a rate of 7% during the first year of purchase, declining to 6%, 5%, 4%, 3%, 2%, and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively. For Empire VA Contracts, the Surrender Charge is imposed at a rate of 6% during the first year of purchase, declining to 5% and 4% in the second and third years, respectively. For SmartDesign VA Contracts, the Surrender Charge is imposed at a rate of 6% in the year of purchase through the fourth year, declining to 5%, 4%, and 3% in the fifth, sixth, and seventh years, respectively.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the payment by RLNY depends on the contractowner’s state of residence and currently ranges up to 3.5% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.60% is deducted daily from the accumulation value for contractowners who select the Optional Asset-Based Premium Credit feature.

4.	Related Party Transactions

During the year ended December 31, 2005, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, and ING VP Intermediate Bond Portfolio. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.56% to 0.85% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.14% to 1.35% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series II Shares	$290	$355	$23	$2
AIM V.I. Financial Services Fund - Series I Shares	1	43	22	1
AIM V.I. Growth Fund - Series II Shares	15	151	78	3
AIM V.I. Health Sciences Fund - Series I Shares	—	135	83	16
AIM V.I. Leisure Fund - Series I Shares	274	12	18	—
AIM V.I. Utilities Fund - Series I Shares	158	300	76	3
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B	348	1,192	726	20
AllianceBernstein VPSF Large Cap Growth Class B	232	455	176	23
AllianceBernstein VPSF Value Class B	206	313	68	13
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,413	157	691	55
Fidelity® VIP Equity-Income Portfolio - Service Class 2	1,614	159	1,278	21
Fidelity® VIP Growth Portfolio - Service Class 2	318	119	916	26
Greenwich Street Series Fund:
Appreciation Portfolio	38	583	48	485
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	210	578	—	35
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	735	272	99	384
ING American Funds Growth Portfolio	8,623	95	1,240	97
ING American Funds Growth-Income Portfolio	8,067	85	1,125	77
ING American Funds International Portfolio	4,212	43	515	30
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	263	169	32	149
ING Capital Guardian U.S. Equities Portfolio - Service Class	191	174	186	109
ING Eagle Asset Capital Appreciation Portfolio - Service Class	424	202	109	77
ING Evergreen Health Sciences Portfolio - Class S	1,422	227	81	1
ING Evergreen Omega Portfolio - Service Class	281	209	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,879	169	145	74
ING FMRSM Earnings Growth Portfolio - Institutional Class	415	4	—	—
ING Global Resources Portfolio - Service Class	943	244	71	24
ING Goldman Sachs TollkeeperSM Portfolio - Service Class	146	44	11	—
ING International Portfolio - Service Class	16	3	2	4
ING Janus Contrarian Portfolio - Service Class	187	5	12	3
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	714	87	7	19
ING JPMorgan Small Cap Equity Portfolio - Service Class	2,396	33	138	7
ING JPMorgan Value Opportunities Portfolio - Service Class	1,775	46	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING Julius Baer Foreign Portfolio - Service Class	$1,953	$141	$212	$5
ING Legg Mason Value Portfolio - Service Class	2,493	41	225	14
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	5,066	348	342	—
ING LifeStyle Growth Portfolio - Service 1 Class	9,768	155	50	—
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	11,561	138	768	—
ING LifeStyle Moderate Portfolio - Service 1 Class	6,336	323	66	—
ING Limited Maturity Bond Portfolio - Service Class	65	275	453	602
ING Liquid Assets Portfolio - Service Class	7,645	4,807	1,481	947
ING Lord Abbett Affiliated Portfolio - Service Class	127	124	67	76
ING Marsico Growth Portfolio - Service Class	1,361	351	122	576
ING Marsico International Opportunities Portfolio - Service Class	1,673	23	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	290	39	—	—
ING Mercury Large Cap Value Portfolio - Service Class	147	1	—	—
ING MFS Mid Cap Growth Portfolio - Service Class	73	196	19	297
ING MFS Total Return Portfolio - Service Class	4,054	340	963	652
ING MFS Utilities Portfolio - Service Class	1,044	47	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	603	286	70	403
ING PIMCO Core Bond Portfolio - Service Class	3,678	764	966	351
ING PIMCO High Yield Portfolio - Service Class	1,746	203	1,144	172
ING Pioneer Fund Portfolio - Service Class	75	—	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	1,455	16	—	—
ING Salomon Brothers All Cap Portfolio - Service Class	548	185	177	137
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,059	163	89	308
ING T. Rowe Price Equity Income Portfolio - Service Class	3,195	195	284	151
ING Templeton Global Growth Portfolio - Service Class	64	64	16	115
ING UBS U.S. Allocation Portfolio - Service Class	284	21	95	9
ING Van Kampen Equity Growth Portfolio - Service Class	225	23	—	—
ING Van Kampen Global Franchise Portfolio - Service Class	417	1	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	583	199	71	676
ING Van Kampen Real Estate Portfolio - Service Class	1,700	484	292	57
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	81	82	5	238
ING Partners Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	787	7	—	—
ING Davis Venture Value Portfolio - Service Class	11	—	—	—
ING Fundamental Research Portfolio - Service Class	26	—	—	—
ING JPMorgan Fleming International Portfolio - Service Class	748	23	56	15
ING JPMorgan Mid Cap Value Portfolio - Service Class	683	206	353	6
ING MFS Capital Opportunities Portfolio - Initial Class	7	1	20	4
ING Oppenheimer Global Portfolio - Initial Class	409	180	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Partners Inc. (continued):
ING Oppenheimer Global Portfolio - Service Class	$2,499	$255	$46	$3
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	642	10	81	1
ING UBS U.S. Large Cap Equity Portfolio - Service Class	342	62	70	—
ING Van Kampen Comstock Portfolio - Service Class	2,014	46	121	2
ING Van Kampen Equity and Income Portfolio - Service Class	370	2	—	—
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	265	844	40	763
ING GET U.S. Core Portfolio - Series 2	368	1,832	9	2,765
ING GET U.S. Core Portfolio - Series 3	124	1,101	7,729	1,152
ING GET U.S. Core Portfolio - Series 4	111	1,389	6,930	1,539
ING GET U.S. Core Portfolio - Series 5	142	1,827	6,727	385
ING GET U.S. Core Portfolio - Series 6	20	1,337	5,245	8
ING GET U.S. Core Portfolio - Series 7	7,347	912	—	—
ING GET U.S. Core Portfolio - Series 8	3,032	139	—	—
ING GET U.S. Core Portfolio - Series 9	1,584	27	—	—
ING GET U.S. Core Portfolio - Series 10	2,861	23	—	—
ING VP Global Equity Dividend Portfolio	228	8	16	1
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	2,877	178	449	12
ING VP Index Plus MidCap Portfolio - Class S	3,269	213	496	15
ING VP Index Plus SmallCap Portfolio - Class S	3,173	249	587	47
ING VP Value Opportunity Portfolio - Class S	164	57	30	—
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	107	14	186	2
ING VP Financial Services Portfolio - Class S	381	53	43	—
ING VP MagnaCap Portfolio - Class S	36	104	29	2
ING VP MidCap Opportunities Portfolio - Class S	—	22	57	1
ING VP SmallCap Opportunities Portfolio - Class S	209	1	—	5
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	1,331	201	—	—
Janus Aspen Series:
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	—	44	22	1
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B	798	1	—	—
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Admin Class	3	33	3	22
Pioneer Variable Contracts Trust:
Pioneer Fund VCT Portfolio - Class II	16	32	13	—
Pioneer Small Company VCT Portfolio - Class II	63	6	108	2

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ProFunds VP:
ProFund VP Bull	$106	$92	$117	$76
ProFund VP Europe 30	283	422	240	16
ProFund VP Rising Rates Opportunity	250	74	161	15
ProFund VP Small-Cap	109	43	92	33
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	—	83	5	5
SP William Blair International Growth Portfolio - Class II	104	505	181	9
Putnam Variable Trust:
Putnam VT Discovery Growth - Class IB Shares	—	26	18	8
Putnam VT Growth and Income Fund - Class IB Shares	—	23	1	3
Putnam VT International Growth and Income Fund - Class IB Shares	—	—	8	—
Smith Barney Allocation Series, Inc.:
Smith Barney Select Balanced	101	665	92	1,067
Smith Barney Select Growth	51	360	28	209
Smith Barney Select High Growth	14	151	7	157
Travelers Series Fund, Inc.:
Smith Barney High Income	17	12	18	127
Smith Barney International All Cap Growth	3	30	4	55
Smith Barney Large Cap Value SB	40	344	20	235
Smith Barney Money Market SB	7	25	2	137
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	2	34	17	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

6.	Changes in Units

The net changes in units outstanding follow:

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
AIM V.I. Demographic Trends Fund - Series II Shares	33,282	38,630	(5,348)	2,304	137	2,167
AIM V.I. Financial Services Fund - Series I Shares	112	4,183	(4,071)	2,059	57	2,002
AIM V.I. Growth Fund - Series II Shares	1,450	15,084	(13,634)	8,453	200	8,253
AIM V.I. Health Sciences Fund - Series I Shares	—	12,646	(12,646)	8,886	1,961	6,925
AIM V.I. Leisure Fund - Series I Shares	27,180	4,984	22,196	1,623	33	1,590
AIM V.I. Utilities Fund - Series I Shares	17,018	27,169	(10,151)	9,093	855	8,238
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Class B	50,993	131,974	(80,981)	87,713	15,362	72,351
AllianceBernstein VPSF Large Cap Growth Class B	22,673	47,506	(24,833)	21,835	2,909	18,926
AllianceBernstein VPSF Value Class B	27,010	35,671	(8,661)	6,424	1,410	5,014
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	306,597	41,092	265,505	66,498	8,709	57,789
Fidelity® VIP Equity-Income Portfolio - Service Class 2	170,793	41,421	129,372	138,948	15,541	123,407
Fidelity® VIP Growth Portfolio - Service Class 2	57,755	32,053	25,702	128,175	16,889	111,286
Greenwich Street Series Fund:
Appreciation Portfolio	5,216	33,463	(28,247)	1,655	26,307	(24,652)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	19,340	40,716	(21,376)	5	2,160	(2,155)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	63,470	19,813	43,657	6,888	22,500	(15,612)
ING American Funds Growth Portfolio	838,860	115,900	722,960	119,956	15,305	104,651
ING American Funds Growth-Income Portfolio	833,409	109,376	724,033	106,152	11,389	94,763
ING American Funds International Portfolio	392,381	56,460	335,921	46,488	5,765	40,723
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	27,020	9,646	17,374	1,780	6,984	(5,204)
ING Capital Guardian U.S. Equities Portfolio - Service Class	18,065	15,597	2,468	17,724	9,946	7,778
ING Eagle Asset Capital Appreciation Portfolio - Service Class	30,549	10,377	20,172	5,710	3,805	1,905
ING Evergreen Health Sciences Portfolio - Class S	135,047	24,245	110,802	9,657	1,210	8,447
ING Evergreen Omega Portfolio - Service Class	27,446	20,586	6,860	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	165,672	21,205	144,467	14,537	7,394	7,143
ING FMRSM Earnings Growth Portfolio - Service Class	40,197	246	39,951	—	—	—
ING Global Resources Portfolio - Service Class	76,277	21,645	54,632	3,796	1,362	2,434
ING Goldman Sachs TollkeeperSM Portfolio - Service Class	12,829	4,068	8,761	1,753	(1)	1,754
ING International Portfolio - Service Class	—	6	(6)	—	102	(102)
ING Janus Contrarian Portfolio - Service Class	20,593	5,084	15,509	1,094	215	879
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	58,390	7,153	51,237	627	1,634	(1,007)
ING JPMorgan Small Cap Equity Portfolio - Service Class	214,590	25,648	188,942	13,461	1,689	11,772
ING JPMorgan Value Opportunities Portfolio - Service Class	172,214	5,704	166,510	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	165,328	32,262	133,066	19,610	821	18,789
ING Legg Mason Value Portfolio - Service Class	252,364	21,690	230,674	27,570	2,714	24,856
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class	480,686	71,965	408,721	54,358	23,480	30,878
ING LifeStyle Growth Portfolio - Service 1 Class	904,819	48,277	856,542	4,521	11	4,510
ING LifeStyle Moderate Growth Portfolio - Service 1 Class	1,170,205	131,827	1,038,378	71,476	52	71,424
ING LifeStyle Moderate Portfolio - Service 1 Class	633,350	75,489	557,861	6,206	4	6,202

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Service Class	602	12,921	(12,319)	18,779	28,540	(9,761)
ING Liquid Assets Portfolio - Service Class	1,221,171	956,114	265,057	200,431	159,425	41,006
ING Lord Abbett Affiliated Portfolio - Service Class	17,739	16,888	851	6,124	6,830	(706)
ING Marsico Growth Portfolio - Service Class	143,095	41,950	101,145	12,322	38,974	(26,652)
ING Marsico International Opportunities Portfolio - Service Class	151,921	5,383	146,538	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	24,543	1,537	23,006	—	—	—
ING Mercury Large Cap Value Portfolio - Service Class	13,769	202	13,567	—	—	—
ING MFS Mid Cap Growth Portfolio - Service Class	7,384	7,742	(358)	2,018	12,688	(10,670)
ING MFS Total Return Portfolio - Service Class	339,507	58,846	280,661	54,344	35,519	18,825
ING MFS Utilities Portfolio - Service Class	92,311	5,527	86,784	—	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	55,382	29,025	26,357	5,109	20,778	(15,669)
ING PIMCO Core Bond Portfolio - Service Class	326,530	80,791	245,739	84,303	36,726	47,577
ING PIMCO High Yield Portfolio - Service Class	172,285	36,683	135,602	113,422	19,444	93,978
ING Pioneer Fund Portfolio - Service Class	6,999	4	6,995	—	—	—
ING Pioneer Mid Cap Value Portfolio - Service Class	147,135	11,809	135,326	—	—	—
ING Salomon Brothers All Cap Portfolio - Service Class	50,412	16,084	34,328	15,873	11,138	4,735
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	182,587	13,771	168,816	3,149	9,119	(5,970)
ING T. Rowe Price Equity Income Portfolio - Service Class	307,030	35,327	271,703	23,299	6,458	16,841
ING Templeton Global Growth Portfolio - Service Class	5,394	2,517	2,877	609	5,376	(4,767)
ING UBS U.S. Allocation Portfolio - Service Class	26,528	2,416	24,112	9,861	1,380	8,481
ING Van Kampen Equity Growth Portfolio - Service Class	19,257	2,091	17,166	—	—	—
ING Van Kampen Global Franchise Portfolio - Service Class	40,438	56	40,382	—	—	—
ING Van Kampen Growth and Income Portfolio - Service Class	37,919	7,658	30,261	4,601	30,247	(25,646)
ING Van Kampen Real Estate Portfolio - Service Class	148,633	43,110	105,523	17,368	2,733	14,635
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	6,916	3,423	3,493	153	11,462	(11,309)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	77,311	5,183	72,128	—	—	—
ING Davis Venture Value Portfolio - Service Class	1,111	—	1,111	—	—	—
ING Fundamental Research Portfolio - Service Class	2,390	4	2,386	—	—	—
ING JPMorgan Fleming International Portfolio - Service Class	67,057	5,734	61,323	6,153	2,761	3,392
ING JPMorgan Mid Cap Value Portfolio - Service Class	63,259	29,224	34,035	29,289	2,273	27,016
ING MFS Capital Opportunities Portfolio - Initial Class	1,316	770	546	2,475	430	2,045
ING Oppenheimer Global Portfolio - Initial Class	25,722	3,348	22,374	—	—	—
ING Oppenheimer Global Portfolio - Service Class	229,465	50,667	178,798	4,156	195	3,961
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	56,655	1,073	55,582	7,794	329	7,465
ING UBS U.S. Large Cap Equity Portfolio - Service Class	44,279	18,804	25,475	6,351	(1)	6,352
ING Van Kampen Comstock Portfolio - Service Class	190,077	18,195	171,882	11,700	825	10,875
ING Van Kampen Equity and Income Portfolio - Service Class	36,575	1,847	34,728	—	—	—
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	3	74,237	(74,234)	1,566	65,653	(64,087)
ING GET U.S. Core Portfolio - Series 2	2,959	169,075	(166,116)	2,477	257,121	(254,644)
ING GET U.S. Core Portfolio - Series 3	2,644	102,751	(100,107)	792,897	122,655	670,242
ING GET U.S. Core Portfolio - Series 4	3,026	128,111	(125,085)	712,705	160,919	551,786
ING GET U.S. Core Portfolio - Series 5	29	163,955	(163,926)	1,306,598	665,478	641,120
ING GET U.S. Core Portfolio - Series 6	21,470	144,520	(123,050)	525,470	279	525,191
ING GET U.S. Core Portfolio - Series 7	761,546	105,117	656,429	—	—	—
ING GET U.S. Core Portfolio - Series 8	346,017	53,146	292,871	—	—	—
ING GET U.S. Core Portfolio - Series 9	158,235	1,562	156,673	—	—	—
ING GET U.S. Core Portfolio - Series 10	285,040	1,856	283,184	—	—	—
ING VP Global Equity Dividend Portfolio	28,120	4,733	23,387	3,977	1,665	2,312

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	294,751	47,975	246,776	54,210	6,292	47,918
ING VP Index Plus MidCap Portfolio - Class S	296,107	50,285	245,822	47,055	4,450	42,605
ING VP Index Plus SmallCap Portfolio - Class S	277,712	46,079	231,633	51,136	5,589	45,547
ING VP Value Opportunity Portfolio - Class S	19,179	8,182	10,997	3,635	1	3,634
ING Variable Products Trust:
ING VP Convertible Portfolio - Class S	11,999	3,115	8,884	15,425	494	14,931
ING VP Financial Services Portfolio - Class S	38,955	9,686	29,269	4,016	22	3,994
ING VP MagnaCap Portfolio - Class S	8,688	15,800	(7,112)	5,255	2,159	3,096
ING VP MidCap Opportunities Portfolio - Class S	13	2,690	(2,677)	7,928	46	7,882
ING VP SmallCap Opportunities Portfolio - Class S	18,768	33	18,735	14	711	(697)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	133,175	24,320	108,855	—	—	—
Janus Aspen Series:
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	—	5,355	(5,355)	3,309	680	2,629
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund VS Class B	79,853	8,422	71,431	—	—	—
PIMCO Variable Insurance Trust:
PIMCO StocksPLUS® Growth and Income Admin Class	—	2,784	(2,784)	54	1,902	(1,848)
Pioneer Variable Contracts Trust:
Pioneer Fund VCT Portfolio - Class II	1,995	3,469	(1,474)	1,447	1	1,446
Pioneer Small Company VCT Portfolio - Class II	5,273	1,346	3,927	11,573	1,128	10,445

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

	Year ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ProFunds VP:
ProFund VP Bull	14,187	13,517	670	14,303	9,324	4,979
ProFund VP Europe 30	26,778	40,153	(13,375)	21,917	1,851	20,066
ProFund VP Rising Rates Opportunity	55,129	34,737	20,392	19,757	3,733	16,024
ProFund VP Small-Cap	14,693	10,225	4,468	8,724	3,541	5,183
Prudential Series Fund, Inc.:
Jennison Portfolio - Class II	—	13,485	(13,485)	983	720	263
SP William Blair International Growth Portfolio - Class II	20,077	80,068	(59,991)	34,221	3,661	30,560
Putnam Variable Trust:
Putnam VT Discovery Growth - Class IB Shares	—	3,082	(3,082)	2,889	1,577	1,312
Putnam VT Growth and Income Fund - Class IB Shares	—	2,153	(2,153)	37	303	(266)
Putnam VT International Growth and Income Fund - Class IB Shares	1	1	—	724	10	714
Smith Barney Allocation Series, Inc.:
Smith Barney Select Balanced	4,562	44,512	(39,950)	1,956	73,185	(71,229)
Smith Barney Select Growth	2,426	25,561	(23,135)	881	15,888	(15,007)
Smith Barney Select High Growth	828	10,356	(9,528)	926	12,421	(11,495)
Travelers Series Fund, Inc.:
Smith Barney High Income	—	577	(577)	—	8,309	(8,309)
Smith Barney International All Cap Growth	6	2,084	(2,078)	638	5,073	(4,435)
Smith Barney Large Cap Value SB	1,616	16,858	(15,242)	368	12,369	(12,001)
Smith Barney Money Market SB	158,578	160,178	(1,600)	107,736	118,419	(10,683)
UBS Series Trust:
UBS U.S. Allocation Portfolio - Class I	117	3,454	(3,337)	1,894	10	1,884

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

7.	Unit Summary

Division/Contract	Units Outstanding	Unit Value	Extended Value

AIM V.I. Leisure Fund - Series I Shares
Band 6	4,579.479	$11.73	$53,717
Band 9	373.797	11.51	4,302
Band 17	771.623	11.55	8,912
Band 20	7,494.305	11.47	85,960
Band 22	1,026.332	11.44	11,741
Band 24	7,752.590	11.51	89,232
Band 25	262.201	11.48	3,010
Band 27	478.950	11.42	5,470
Band 28	1,101.755	11.41	12,571

	23,841.032		$274,915

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Band 1	4,533.990	$11.98	$54,317
Band 3	4,323.139	11.97	51,748
Band 5	10,614.711	14.51	154,019
Band 6	85,742.417	14.38	1,232,976
Band 7	1,231.741	14.28	17,589
Band 8	18,592.469	14.19	263,827
Band 9	46,371.504	14.06	651,983
Band 10	4,502.228	13.97	62,896
Band 17	35,136.747	12.99	456,426
Band 19	7,002.190	12.96	90,748
Band 20	19,174.960	12.90	247,357
Band 22	924.660	12.87	11,900
Band 24	68,395.720	12.95	885,725
Band 25	28,071.968	12.92	362,690
Band 26	920.488	12.89	11,865
Band 27	5,299.264	12.85	68,096
Band 28	3,517.739	12.84	45,168

	344,355.935		$4,669,330

Fidelity® VIP Equity-Income Portfolio - Service Class 2
Band 5	12,850.586	$11.65	$149,709
Band 6	33,602.834	11.55	388,113
Band 8	61,280.918	11.39	697,990
Band 9	102,475.165	11.29	1,156,945
Band 10	840.897	11.21	9,426
Band 17	20,861.964	11.35	236,783
Band 19	2,748.921	11.33	31,145
Band 20	13,896.675	11.28	156,754
Band 22	790.775	11.25	8,896
Band 24	22,927.885	11.32	259,544
Band 25	341.368	11.29	3,854
Band 27	1,997.892	11.23	22,436

	274,615.880		$3,121,595

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Service Class 2
Band 5	8,570.035	$8.95	$76,702
Band 6	25,957.101	8.87	230,239
Band 8	60,628.467	8.75	530,499
Band 9	54,544.493	8.67	472,901
Band 10	3,848.114	8.61	33,132
Band 17	2,997.648	11.31	33,903
Band 20	500.367	11.23	5,619
Band 24	1,586.902	11.28	17,900

	158,633.127		$1,400,895

Appreciation Portfolio
Band 2	43,253.185	$19.08	$825,271
Band 4	104,888.391	18.81	1,972,951

	148,141.576		$2,798,222

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
Band 1	6,668.669	$20.96	$139,775
Band 3	34,283.960	20.65	707,964
Band 6	19,233.051	12.65	243,298
Band 9	1,168.004	12.61	14,729
Band 10	161.519	12.59	2,034
Band 17	5,522.504	12.63	69,749
Band 20	5,949.019	12.59	74,898
Band 24	1,121.899	12.62	14,158
Band 25	9,840.033	12.60	123,984
Band 26	5,888.876	12.58	74,082
Band 28	963.436	12.56	12,101

	90,800.970		$1,476,772

ING American Funds Growth Portfolio
Band 1	8,402.148	$13.60	$114,269
Band 3	11,073.801	13.55	150,050
Band 5	11,812.623	13.66	161,360
Band 6	145,700.870	13.60	1,981,532
Band 8	15,255.330	13.50	205,947
Band 9	46,983.312	13.44	631,456
Band 10	4,312.563	13.39	57,745
Band 17	125,910.708	12.83	1,615,434
Band 19	13,796.434	12.80	176,594
Band 20	93,650.185	12.74	1,193,103
Band 22	1,045.894	12.71	13,293
Band 24	165,009.164	12.79	2,110,467
Band 25	174,080.856	12.76	2,221,272
Band 26	617.328	12.73	7,859
Band 27	6,987.797	12.69	88,675
Band 28	6,192.523	12.68	78,521

	830,831.536		$10,807,577

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING American Funds Growth-Income Portfolio
Band 1	1,964.720	$12.40	$24,363
Band 3	17,219.926	12.35	212,666
Band 5	9,860.530	12.46	122,862
Band 6	151,011.481	12.40	1,872,542
Band 8	8,190.022	12.31	100,819
Band 9	57,094.584	12.25	699,409
Band 10	5,943.448	12.21	72,570
Band 17	142,343.478	11.30	1,608,481
Band 19	11,387.217	11.28	128,448
Band 20	67,163.428	11.22	753,574
Band 22	959.212	11.20	10,743
Band 24	110,209.897	11.27	1,242,066
Band 25	224,930.614	11.24	2,528,220
Band 26	1,571.879	11.21	17,621
Band 27	3,447.467	11.18	38,543
Band 28	12,696.095	11.17	141,815

	825,993.998		$9,574,742

ING American Funds International Portfolio
Band 1	5,403.411	$16.26	$87,859
Band 3	757.675	16.02	12,138
Band 5	74,022.014	13.71	1,014,842
Band 6	4,493.216	13.69	61,512
Band 8	28,586.027	13.62	389,342
Band 9	884.921	13.59	12,026
Band 10	86,155.740	13.68	1,178,611
Band 17	67,679.549	13.64	923,149
Band 19	1,244.936	13.61	16,944
Band 20	1,323.837	13.56	17,951
Band 22	2,133.599	13.55	28,910
Band 24	7,335.602	16.21	118,910
Band 25	844.159	16.34	13,794
Band 26	66,812.488	16.26	1,086,371
Band 27	3,656.520	16.15	59,053
Band 28	27,231.053	16.07	437,603

	378,564.747		$5,459,015

ING Capital Guardian Small/Mid Cap Portfolio - Service Class
Band 1	7,964.307	$19.10	$152,118
Band 3	102,568.331	18.81	1,929,310
Band 6	10,308.799	10.89	112,263
Band 9	1,900.383	10.85	20,619
Band 17	3,411.043	10.88	37,112
Band 19	1,364.054	10.87	14,827
Band 20	4,954.150	10.84	53,703
Band 24	4,237.510	10.86	46,019

	136,708.577		$2,365,971

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Capital Guardian U.S. Equities Portfolio - Service Class
Band 1	3,838.628	$11.56	$44,375
Band 3	43,512.061	11.45	498,213
Band 6	1,400.779	11.17	15,647
Band 17	3,414.694	11.16	38,108
Band 19	1,038.334	11.15	11,577
Band 20	111.273	11.12	1,237
Band 24	4,367.297	11.14	48,652
Band 25	80.399	11.13	895

	57,763.465		$658,704

ING Eagle Asset Capital Appreciation Portfolio - Service Class
Band 1	1,721.727	$21.10	$36,328
Band 3	14,371.645	20.75	298,212
Band 6	2,556.363	21.10	53,939
Band 8	1,134.356	20.39	23,130
Band 9	914.062	19.94	18,226
Band 10	217.207	19.61	4,259
Band 17	13,428.238	11.14	149,591
Band 19	1,125.072	11.12	12,511
Band 20	3,387.804	11.06	37,469
Band 24	1,409.615	11.11	15,661
Band 26	660.821	11.06	7,309
Band 28	442.578	11.01	4,873

	41,369.488		$661,508

ING Evergreen Health Sciences Portfolio - Class S
Band 5	6,399.911	$10.85	$69,439
Band 6	58,095.101	10.81	628,008
Band 8	3,739.044	10.76	40,232
Band 9	11,260.266	10.72	120,710
Band 17	10,894.878	11.76	128,124
Band 19	484.483	11.73	5,683
Band 20	4,500.074	11.68	52,561
Band 24	13,272.204	11.72	155,550
Band 25	8,947.647	11.69	104,598
Band 27	886.615	11.63	10,311
Band 28	768.972	11.62	8,935

	119,249.195		$1,324,151

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class
Band 5	1,062.425	$10.82	$11,495
Band 6	1,027.613	10.78	11,078
Band 8	509.506	10.73	5,467
Band 9	107.351	10.69	1,148
Band 17	2,084.105	11.56	24,092
Band 19	21.601	11.53	249
Band 20	1,033.213	11.48	11,861
Band 24	630.748	11.53	7,273
Band 27	383.095	11.43	4,379

	6,859.657		$77,042

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Band 1	4,116.616	$13.53	$55,698
Band 3	27,762.248	13.42	372,569
Band 5	56.442	12.05	680
Band 6	19,676.884	12.03	236,713
Band 8	215.367	12.00	2,584
Band 9	1,774.058	11.99	21,271
Band 17	15,156.295	12.01	182,027
Band 19	1,889.758	12.00	22,677
Band 20	5,244.790	11.97	62,780
Band 24	14,585.964	12.00	175,032
Band 25	64,160.854	11.98	768,647
Band 27	1,826.837	11.94	21,812
Band 28	2,434.982	11.94	29,074

	158,901.095		$1,951,564

ING FMRSM Earnings Growth Portfolio - Service Class
Band 5	892.085	$10.51	$9,376
Band 6	803.859	10.46	8,408
Band 8	10,617.273	10.55	112,012
Band 9	4,981.132	10.54	52,501
Band 24	14,817.911	10.51	155,736
Band 27	7,838.645	10.50	82,306

	39,950.905		$420,339

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class
Band 1	1,154.237	$30.84	$35,597
Band 3	4,617.563	30.06	138,804
Band 6	23,791.153	13.40	318,801
Band 8	206.515	13.37	2,761
Band 9	415.554	13.35	5,548
Band 17	6,864.382	13.38	91,845
Band 19	1,404.991	13.36	18,771
Band 20	291.299	13.33	3,883
Band 24	9,659.567	13.36	129,052
Band 25	4,733.286	13.34	63,142
Band 26	6,215.800	13.33	82,857
Band 27	241.286	13.30	3,209

	59,595.633		$894,270

ING Goldman Sachs TollkeeperSM Portfolio - Service Class
Band 1	1,751.381	$7.19	$12,592
Band 6	2,278.656	11.43	26,045
Band 17	782.750	11.42	8,939
Band 20	4,887.609	11.37	55,572
Band 24	434.346	11.40	4,952
Band 25	378.849	11.38	4,311

	10,513.591		$112,411

ING International Portfolio - Service Class
Band 3	19,658.969	$11.52	$226,471

	19,658.969		$226,471

ING Janus Contrarian Portfolio - Service Class
Band 3	5,087.849	$11.87	$60,393
Band 6	2,946.236	13.12	38,655
Band 8	500.730	13.06	6,540
Band 9	544.250	13.01	7,081
Band 17	7,787.070	13.55	105,515
Band 20	42.074	13.46	566
Band 24	1,766.825	13.52	23,887
Band 25	2,154.326	13.48	29,040

	20,829.360		$271,677

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Band 1	4,436.020	$14.08	$62,459
Band 3	26,140.749	13.91	363,618
Band 6	19,191.149	13.74	263,686
Band 9	2,294.072	13.69	31,406
Band 10	155.866	13.68	2,132
Band 17	6,111.542	13.72	83,850
Band 19	2,248.340	13.71	30,825
Band 20	6,863.530	13.67	93,824
Band 24	3,434.395	13.70	47,051
Band 25	11,459.121	13.68	156,761
Band 26	634.334	13.67	8,671
Band 27	240.533	13.64	3,281

	83,209.651		$1,147,564

ING JPMorgan Small Cap Equity Portfolio - Service Class
Band 5	2,307.038	$13.35	$30,799
Band 6	47,103.598	13.25	624,123
Band 7	1,282.383	13.18	16,902
Band 8	2,534.905	13.11	33,233
Band 9	8,102.812	13.01	105,418
Band 10	2,940.848	12.94	38,055
Band 17	33,494.083	12.11	405,613
Band 19	1,247.630	12.08	15,071
Band 20	19,006.219	12.03	228,645
Band 22	1,562.083	12.00	18,745
Band 24	30,316.548	12.07	365,921
Band 25	51,734.057	12.04	622,878
Band 27	30.242	11.98	362
Band 28	1,030.987	11.97	12,341

	202,693.433		$2,518,106

ING JPMorgan Value Opportunities Portfolio - Service Class
Band 5	8,760.289	$10.66	$93,385
Band 6	33,333.284	10.65	354,999
Band 8	39,405.543	10.63	418,881
Band 9	42,719.631	10.61	453,255
Band 10	3,770.691	10.60	39,969
Band 17	11,474.068	10.64	122,084
Band 19	9,044.743	10.62	96,055
Band 20	1,780.658	10.60	18,875
Band 24	14,808.046	10.62	157,261
Band 25	224.940	10.61	2,387
Band 27	348.244	10.58	3,684
Band 28	839.868	10.57	8,877

	166,510.005		$1,769,712

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Band 3	844.089	$11.86	$10,011
Band 6	38,016.800	14.15	537,938
Band 8	4,669.406	13.99	65,325
Band 9	3,536.882	13.89	49,127
Band 17	35,543.510	13.60	483,392
Band 19	7,305.666	13.57	99,138
Band 20	12,212.091	13.51	164,985
Band 24	30,281.200	13.56	410,613
Band 25	13,060.959	13.53	176,715
Band 26	4,465.442	13.50	60,283
Band 27	851.671	13.45	11,455
Band 28	1,067.477	13.44	14,347

	151,855.193		$2,083,329

ING Legg Mason Value Portfolio - Service Class
Band 1	489.667	$10.08	$4,936
Band 3	12,858.957	10.00	128,590
Band 5	3,878.642	10.18	39,485
Band 6	79,135.018	10.08	797,681
Band 8	7,508.090	9.92	74,480
Band 9	26,068.579	9.81	255,733
Band 10	446.434	9.74	4,348
Band 17	33,815.891	12.05	407,481
Band 19	3,141.061	12.03	37,787
Band 20	24,888.483	11.97	297,915
Band 22	763.548	11.95	9,124
Band 24	54,201.385	12.02	651,501
Band 25	22,212.452	11.99	266,327
Band 26	4,182.735	11.96	50,026
Band 27	587.865	11.92	7,007

	274,178.807		$3,032,421

ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
Band 6	160,030.440	$12.00	$1,920,365
Band 9	14,814.341	11.90	176,291
Band 17	119,202.726	12.20	1,454,273
Band 19	16,965.926	12.17	206,475
Band 20	35,451.737	12.12	429,675
Band 24	52,418.660	12.17	637,935
Band 25	29,938.585	12.13	363,155
Band 26	600.932	12.11	7,277
Band 28	10,175.158	12.06	122,712

	439,598.505		$5,318,158

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service 1 Class
Band 6	183,022.637	$11.77	$2,154,176
Band 9	11,920.980	11.67	139,118
Band 17	273,761.445	11.85	3,244,073
Band 19	924.675	11.83	10,939
Band 20	52,280.887	11.77	615,346
Band 22	1,448.852	11.75	17,024
Band 24	151,806.663	11.82	1,794,355
Band 25	180,720.796	11.79	2,130,698
Band 26	1,357.468	11.77	15,977
Band 27	287.774	11.73	3,376
Band 28	3,519.394	11.72	41,247

	861,051.571		$10,166,329

ING LifeStyle Moderate Growth Portfolio - Service 1 Class
Band 6	254,561.731	$11.47	$2,919,823
Band 9	53,519.886	11.37	608,521
Band 17	399,914.587	11.48	4,591,019
Band 19	41,113.580	11.46	471,162
Band 20	96,248.149	11.41	1,098,191
Band 24	143,107.260	11.45	1,638,578
Band 25	85,039.230	11.42	971,148
Band 26	14,167.153	11.40	161,506
Band 27	4,705.837	11.36	53,458
Band 28	17,423.475	11.35	197,756

	1,109,800.888		$12,711,162

ING LifeStyle Moderate Portfolio - Service 1 Class
Band 6	103,427.747	$11.28	$1,166,665
Band 7	1,838.333	11.25	20,681
Band 8	21,385.583	11.22	239,946
Band 9	5,794.151	11.18	64,779
Band 10	2,256.804	11.15	25,163
Band 17	301,114.309	11.18	3,366,458
Band 19	535.672	11.16	5,978
Band 20	12,101.338	11.10	134,325
Band 24	31,350.757	11.15	349,561
Band 25	74,439.677	11.12	827,769
Band 26	1,954.133	11.10	21,691
Band 28	7,864.504	11.05	86,903

	564,063.008		$6,309,919

ING Limited Maturity Bond Portfolio - Service Class
Band 1	6,570.700	$21.00	$137,985
Band 3	39,250.634	20.47	803,460

	45,821.334		$941,445

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Liquid Assets Portfolio - Service Class
Band 1	11,226.843	$16.29	$182,885
Band 3	35,755.415	15.87	567,438
Band 6	10,906.637	16.29	177,669
Band 8	8,026.147	15.46	124,084
Band 9	30,531.152	14.94	456,135
Band 10	1,031.370	14.56	15,017
Band 17	127,891.414	10.13	1,295,540
Band 19	1,930.260	10.10	19,496
Band 20	23,926.055	10.06	240,696
Band 22	878.135	10.04	8,816
Band 24	79,638.275	10.10	804,347
Band 25	17,338.768	10.07	174,601
Band 26	1,374.851	10.05	13,817
Band 27	1,145.617	10.02	11,479

	351,600.939		$4,092,020

ING Lord Abbett Affiliated Portfolio - Service Class
Band 3	10,904.166	$11.77	$128,342
Band 6	47.297	12.57	595
Band 19	3,068.918	11.24	34,495
Band 24	1,934.214	11.23	21,721
Band 25	1,372.024	11.20	15,367

	17,326.619		$200,520

ING Marsico Growth Portfolio - Service Class
Band 1	18,656.114	$16.63	$310,251
Band 3	249,676.574	16.39	4,092,199
Band 6	30,111.075	12.07	363,441
Band 8	213.087	12.01	2,559
Band 9	5,759.662	11.97	68,943
Band 10	169.461	11.94	2,023
Band 17	20,149.778	12.26	247,036
Band 19	5,914.639	12.23	72,336
Band 20	10,016.191	12.17	121,897
Band 24	2,721.332	12.22	33,255
Band 25	41,361.889	12.19	504,201
Band 26	6,745.489	12.17	82,093
Band 27	3,864.507	12.12	46,838
Band 28	2,062.474	12.12	24,997

	397,422.272		$5,972,069

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio - Service Class
Band 1	508.395	$12.43	$6,319
Band 3	11,422.014	12.42	141,861
Band 5	1,434.762	12.45	17,863
Band 6	25,145.027	12.43	312,553
Band 7	1,696.563	12.42	21,071
Band 8	1,709.865	12.40	21,202
Band 9	7,995.458	12.39	99,064
Band 10	5,572.932	12.38	68,993
Band 17	9,404.705	12.41	116,712
Band 19	3,147.483	12.40	39,029
Band 20	2,312.690	12.37	28,608
Band 24	42,361.623	12.40	525,284
Band 25	29,919.892	12.38	370,408
Band 26	2,737.358	12.37	33,861
Band 27	1,169.025	12.34	14,426

	146,537.792		$1,817,254

ING Mercury Large Cap Growth Portfolio - Service Class
Band 1	1,002.741	$11.65	$11,682
Band 3	3,477.860	11.63	40,448
Band 5	1,888.870	11.66	22,024
Band 6	107.503	11.65	1,252
Band 8	100.683	11.62	1,170
Band 9	3,080.516	11.60	35,734
Band 17	9,551.463	11.63	111,084
Band 20	193.612	11.59	2,244
Band 24	3,603.104	11.61	41,832

	23,006.352		$267,470

ING Mercury Large Cap Value Portfolio - Service Class
Band 6	1,112.088	$11.20	$12,455
Band 9	751.145	11.16	8,383
Band 17	5,202.345	11.18	58,162
Band 19	987.914	11.17	11,035
Band 24	5,327.041	11.16	59,450
Band 28	186.756	11.11	2,075

	13,567.289		$151,560

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING MFS Mid Cap Growth Portfolio - Service Class
Band 1	5,791.291	$25.87	$149,821
Band 2	2,540.031	25.87	65,711
Band 3	52,654.478	25.40	1,337,424
Band 4	22,000.441	25.40	558,811
Band 6	1,920.117	11.44	21,966
Band 17	1,872.053	11.42	21,379
Band 19	1,007.550	11.41	11,496
Band 24	1,499.457	11.41	17,109
Band 25	255.613	11.39	2,911

	89,541.031		$2,186,628

ING MFS Total Return Portfolio - Service Class
Band 1	17,098.012	$25.03	$427,963
Band 2	6,254.780	25.03	156,557
Band 3	70,128.126	24.62	1,726,554
Band 4	39,899.593	24.62	982,328
Band 5	5,932.943	25.61	151,943
Band 6	37,578.808	25.03	940,598
Band 8	16,010.500	24.21	387,614
Band 9	28,026.027	23.66	663,096
Band 10	1,349.938	23.26	31,400
Band 17	50,510.063	10.90	550,560
Band 19	7,897.562	10.88	85,925
Band 20	29,105.530	10.83	315,213
Band 22	1,148.229	10.81	12,412
Band 24	98,064.347	10.87	1,065,959
Band 25	59,489.145	10.84	644,862
Band 27	11,486.333	10.78	123,823
Band 28	447.699	10.78	4,826

	480,427.635		$8,271,633

ING MFS Utilities Portfolio - Service Class
Band 3	1,109.401	$11.40	$12,647
Band 6	22,878.779	11.41	261,047
Band 8	3,823.198	11.39	43,546
Band 9	14,002.498	11.37	159,208
Band 17	14,119.428	11.39	160,820
Band 19	944.952	11.38	10,754
Band 20	9,115.388	11.35	103,460
Band 24	16,244.949	11.38	184,868
Band 25	4,010.055	11.36	45,554
Band 27	535.390	11.33	6,066

	86,784.038		$987,970

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service Class
Band 1	3,871.364	$21.94	$84,938
Band 2	17,122.387	21.94	375,665
Band 3	30,282.871	21.58	653,504
Band 4	45,295.585	21.58	977,479
Band 5	753.262	22.44	16,903
Band 6	4,666.639	21.94	102,386
Band 8	279.860	21.22	5,939
Band 9	14,130.555	20.74	293,068
Band 17	16,140.370	11.58	186,905
Band 19	690.106	11.56	7,978
Band 20	496.457	11.50	5,709
Band 22	102.570	11.48	1,178
Band 24	4,760.578	11.55	54,985
Band 25	1,540.912	11.52	17,751
Band 27	383.943	11.45	4,396

	140,517.459		$2,788,784

ING PIMCO Core Bond Portfolio - Service Class
Band 1	10,716.029	$13.95	$149,489
Band 3	24,147.530	13.71	331,063
Band 5	8,560.225	14.27	122,154
Band 6	104,572.113	13.95	1,458,781
Band 8	10,875.438	13.48	146,601
Band 9	27,790.571	13.18	366,280
Band 10	2,427.633	12.96	31,462
Band 17	39,356.250	10.24	403,008
Band 19	3,730.311	10.22	38,124
Band 20	17,455.058	10.17	177,518
Band 24	79,794.139	10.21	814,698
Band 25	22,424.633	10.19	228,507
Band 27	2,029.409	10.13	20,558
Band 28	1,969.555	10.12	19,932

	355,848.894		$4,308,175

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Band 1	7,425.834	$11.16	$82,872
Band 3	50,072.215	11.13	557,304
Band 5	6,615.328	11.20	74,092
Band 6	27,044.003	11.16	301,811
Band 8	8,675.134	11.10	96,294
Band 9	24,714.542	11.07	273,590
Band 10	2,129.372	11.04	23,508
Band 17	33,091.278	10.80	357,386
Band 19	435.930	10.78	4,699
Band 20	13,314.281	10.73	142,862
Band 24	38,805.600	10.77	417,936
Band 25	14,328.061	10.75	154,027
Band 26	1,936.682	10.72	20,761
Band 27	991.812	10.69	10,602

	229,580.072		$2,517,744

ING Pioneer Fund Portfolio - Service Class
Band 1	899.044	$10.99	$9,880
Band 3	286.049	10.98	3,141
Band 6	1,129.470	10.99	12,413
Band 8	25.758	10.97	283
Band 9	1,354.091	10.95	14,827
Band 17	392.279	10.98	4,307
Band 20	102.017	10.94	1,116
Band 25	2,805.921	10.95	30,725

	6,994.629		$76,692

ING Pioneer Mid Cap Value Portfolio - Service Class
Band 1	1,502.778	$10.91	$16,395
Band 3	224.199	10.90	2,444
Band 6	39,118.965	10.91	426,788
Band 8	137.717	10.89	1,500
Band 9	10,959.577	10.87	119,131
Band 10	189.102	10.86	2,054
Band 17	32,913.612	10.89	358,429
Band 19	2,342.060	10.88	25,482
Band 20	22,987.330	10.86	249,642
Band 22	1,742.935	10.84	18,893
Band 24	10,044.494	10.88	109,284
Band 25	5,001.736	10.86	54,319
Band 26	6,993.412	10.85	75,879
Band 28	1,167.747	10.83	12,647

	135,325.664		$1,472,887

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Salomon Brothers All Cap Portfolio - Service Class
Band 1	2,220.866	$12.94	$28,738
Band 3	71,969.042	12.83	923,363
Band 5	2,548.420	12.32	31,397
Band 6	5,885.492	12.26	72,156
Band 9	5,101.468	12.12	61,830
Band 17	22,206.870	11.15	247,607
Band 20	1,000.818	11.07	11,079
Band 24	9,168.712	11.12	101,956
Band 25	1,615.652	11.09	17,918

	121,717.340		$1,496,044

ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Band 1	4,538.241	$43.26	$196,324
Band 3	19,047.123	42.17	803,217
Band 5	463.415	11.03	5,111
Band 6	42,834.473	11.01	471,608
Band 8	224.803	10.99	2,471
Band 9	3,517.686	10.97	38,589
Band 17	28,588.419	11.00	314,473
Band 19	5,445.476	10.98	59,791
Band 20	14,985.220	10.96	164,238
Band 22	911.758	10.95	9,984
Band 24	36,603.640	10.98	401,908
Band 25	16,576.473	10.97	181,844
Band 26	691.190	10.95	7,569
Band 27	14,242.965	10.93	155,676
Band 28	1,932.640	10.93	21,124

	190,603.522		$2,833,927

ING T. Rowe Price Equity Income Portfolio - Service Class
Band 1	7,615.847	$30.06	$228,932
Band 3	28,121.194	29.30	823,951
Band 5	539.686	11.53	6,223
Band 6	52,584.318	11.49	604,194
Band 8	38.210	11.44	437
Band 9	36,317.354	11.40	414,018
Band 10	905.626	11.37	10,297
Band 17	30,296.236	11.29	342,045
Band 19	9,573.568	11.27	107,894
Band 20	17,281.079	11.21	193,721
Band 22	105.249	11.19	1,178
Band 24	89,785.521	11.26	1,010,985
Band 25	42,069.411	11.23	472,439
Band 26	702.180	11.21	7,871
Band 27	5,814.290	11.17	64,946
Band 28	8,358.914	11.16	93,285

	330,108.683		$4,382,416

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Band 1	7,970.254	$22.43	$178,773
Band 3	40,860.473	21.99	898,522
Band 6	2,166.747	11.51	24,939
Band 9	778.910	11.47	8,934
Band 17	2,400.197	11.49	27,578

	54,176.581		$1,138,746

ING UBS U.S. Allocation Portfolio - Service Class
Band 1	2,834.390	$9.79	$27,749
Band 3	17,813.511	9.71	172,969
Band 6	5,367.303	11.50	61,724
Band 8	3,466.757	11.45	39,694
Band 9	1,723.382	11.41	19,664
Band 17	2,212.631	11.36	25,135
Band 20	15,128.499	11.29	170,801
Band 24	3,720.158	11.33	42,149

	52,266.631		$559,885

ING Van Kampen Equity Growth Portfolio - Service Class
Band 6	7,724.943	$12.66	$97,798
Band 9	655.478	12.61	8,266
Band 17	704.639	12.64	8,907
Band 19	628.851	12.62	7,936
Band 20	3,355.067	12.59	42,240
Band 24	2,853.120	12.62	36,006
Band 25	1,244.137	12.60	15,676

	17,166.235		$216,829

ING Van Kampen Global Franchise Portfolio - Service Class
Band 6	862.240	$10.66	$9,191
Band 17	22,841.184	10.65	243,259
Band 19	23.516	10.63	250
Band 20	5,003.561	10.61	53,088
Band 24	4,591.797	10.63	48,811
Band 25	319.872	10.62	3,397
Band 27	6,739.942	10.59	71,376

	40,382.112		$429,372

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Growth and Income Portfolio - Service Class
Band 1	6,744.033	$28.53	$192,407
Band 3	54,896.999	28.01	1,537,665
Band 6	10,912.340	11.13	121,454
Band 9	791.165	11.09	8,774
Band 10	567.565	11.07	6,283
Band 17	4,380.947	11.11	48,672
Band 19	1,317.040	11.10	14,619
Band 20	405.977	11.07	4,494
Band 22	169.863	11.06	1,879
Band 24	448.167	11.09	4,970
Band 26	7,697.005	11.07	85,206

	88,331.101		$2,026,423

ING Van Kampen Real Estate Portfolio - Service Class
Band 1	2,025.799	$61.15	$123,878
Band 3	3,524.212	59.61	210,078
Band 5	582.739	16.11	9,388
Band 6	27,141.138	16.05	435,615
Band 8	528.589	15.97	8,442
Band 9	8,708.225	15.92	138,635
Band 17	28,640.073	13.66	391,223
Band 19	3,358.082	13.63	45,771
Band 20	9,696.079	13.57	131,576
Band 24	28,586.619	13.62	389,350
Band 25	11,044.827	13.59	150,099
Band 26	1,101.970	13.56	14,943
Band 27	2,246.197	13.51	30,346
Band 28	821.445	13.50	11,090

	128,005.994		$2,090,434

ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
Band 1	5,233.626	$23.03	$120,530
Band 3	35,041.930	22.56	790,546
Band 6	5,056.115	11.26	56,932
Band 17	733.582	11.25	8,253
Band 24	576.023	11.23	6,469

	46,641.276		$982,730

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Service Class
Band 3	967.565	$11.01	$10,653
Band 5	454.828	11.03	5,017
Band 6	22,952.545	11.02	252,937
Band 8	39.406	10.99	433
Band 9	718.982	10.98	7,894
Band 10	182.331	10.97	2,000
Band 17	20,800.371	11.00	228,804
Band 19	6,304.281	10.99	69,284
Band 20	7,892.498	10.96	86,502
Band 24	5,837.662	10.99	64,156
Band 25	2,626.187	10.97	28,809
Band 26	3,163.122	10.96	34,668
Band 28	187.886	10.93	2,054

	72,127.664		$793,211

ING Davis Venture Value Portfolio - Service Class
Band 20	1,110.506	$9.91	$11,005

	1,110.506		$11,005

ING Fundamental Research Portfolio - Service Class
Band 24	344.878	$10.99	$3,790
Band 25	2,041.176	10.98	22,412

	2,386.054		$26,202

ING JPMorgan Fleming International Portfolio - Service Class
Band 3	2,171.008	$15.04	$32,652
Band 5	296.848	15.17	4,503
Band 6	3,542.641	15.09	53,458
Band 8	1,830.765	14.99	27,443
Band 9	3,482.353	14.92	51,957
Band 17	25,236.629	12.62	318,486
Band 19	693.807	12.60	8,742
Band 20	8,586.287	12.54	107,672
Band 24	10,931.420	12.59	137,627
Band 25	7,547.831	12.55	94,725
Band 28	396.746	12.48	4,951

	64,716.335		$842,216

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Band 5	2,058.959	$15.14	$31,173
Band 6	20,684.618	15.02	310,683
Band 7	90.739	14.94	1,356
Band 8	5,765.316	14.86	85,673
Band 9	16,332.363	14.75	240,902
Band 10	1,270.529	14.67	18,639
Band 17	5,387.963	11.96	64,440
Band 19	2,826.213	11.94	33,745
Band 20	1,746.153	11.88	20,744
Band 24	4,929.139	11.93	58,805
Band 25	4,520.724	11.90	53,797
Band 27	36.947	11.83	437

	65,649.663		$920,394

ING MFS Capital Opportunities Portfolio - Initial Class
Band 9	1,965.926	$8.50	$16,710
Band 17	623.783	11.25	7,018

	2,589.709		$23,728

ING Oppenheimer Global Portfolio - Initial Class
Band 5	4,135.739	$12.03	$49,753
Band 6	2,287.026	12.02	27,490
Band 8	2,988.171	11.99	35,828
Band 9	3,299.962	11.98	39,534
Band 17	5,989.105	12.00	71,869
Band 19	219.863	11.99	2,636
Band 20	1,795.602	11.96	21,475
Band 24	822.392	11.98	9,852
Band 25	836.591	11.97	10,014

	22,374.451		$268,451

ING Oppenheimer Global Portfolio - Service Class
Band 1	370.523	$11.98	$4,439
Band 3	1,247.954	11.97	14,938
Band 5	201.878	13.86	2,798
Band 6	24,099.704	13.76	331,612
Band 9	18,654.856	13.51	252,027
Band 17	22,380.784	13.03	291,622
Band 19	3,799.222	13.01	49,428
Band 20	18,153.585	12.95	235,089
Band 22	812.985	12.92	10,504
Band 24	28,032.708	13.00	364,425
Band 25	55,032.329	12.96	713,219
Band 26	3,152.866	12.94	40,798
Band 27	9,383.102	12.89	120,948

	185,322.496		$2,431,847

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Salomon Brothers Aggressive Growth Portfolio - Service Class
Band 1	616.088	$12.84	$7,911
Band 3	190.953	12.79	2,442
Band 5	574.583	12.90	7,412
Band 6	6,864.661	12.84	88,142
Band 8	1,877.450	12.75	23,937
Band 9	3,149.556	12.69	39,968
Band 10	164.460	12.64	2,079
Band 17	15,672.931	12.11	189,799
Band 19	2,921.955	12.09	35,326
Band 20	4,480.465	12.03	53,900
Band 24	17,878.252	12.08	215,969
Band 25	1,871.490	12.05	22,551
Band 26	6,868.493	12.02	82,559
Band 28	408.470	11.97	4,889

	63,539.807		$776,884

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Band 1	873.071	$11.20	$9,778
Band 3	281.775	11.19	3,153
Band 5	598.130	12.08	7,225
Band 6	4,305.928	12.04	51,843
Band 9	1,867.396	11.94	22,297
Band 17	14,394.901	11.97	172,307
Band 20	1,350.078	11.88	16,039
Band 24	7,555.759	11.93	90,140
Band 26	600.141	11.88	7,130

	31,827.179		$379,912

ING Van Kampen Comstock Portfolio - Service Class
Band 3	2,662.334	$10.59	$28,194
Band 5	7,028.845	12.62	88,704
Band 6	49,014.147	12.53	614,147
Band 8	8,434.717	12.40	104,590
Band 9	4,566.295	12.30	56,165
Band 17	35,580.511	11.37	404,550
Band 19	6,100.250	11.34	69,177
Band 20	20,153.791	11.29	227,536
Band 22	796.702	11.27	8,979
Band 24	33,090.041	11.34	375,241
Band 25	20,219.444	11.31	228,682
Band 26	1,866.645	11.28	21,056
Band 27	4,125.255	11.24	46,368

	193,638.977		$2,273,389

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Service Class
Band 3	2,521.328	$10.86	$27,382
Band 6	11,146.339	10.87	121,161
Band 9	6,627.717	10.83	71,778
Band 17	1,178.731	10.86	12,801
Band 19	1,378.499	10.84	14,943
Band 20	1,947.482	10.82	21,072
Band 22	109.223	10.81	1,181
Band 24	9,763.142	10.84	105,832
Band 25	55.148	10.83	597

	34,727.609		$376,747

ING GET U.S. Core Portfolio - Series 1
Band 5	50,377.437	$10.47	$527,452
Band 6	25,291.733	10.41	263,287
Band 7	23,104.574	10.37	239,594
Band 8	129,260.918	10.33	1,335,265
Band 9	126,232.919	10.28	1,297,674
Band 10	17,331.886	10.24	177,479

	371,599.467		$3,840,751

ING GET U.S. Core Portfolio - Series 2
Band 5	99,274.729	$10.19	$1,011,609
Band 6	17,962.477	10.14	182,140
Band 7	14,022.759	10.10	141,630
Band 8	245,364.641	10.07	2,470,822
Band 9	158,934.646	10.02	1,592,525
Band 10	88,435.486	9.99	883,471

	623,994.738		$6,282,197

ING GET U.S. Core Portfolio - Series 3
Band 5	42,953.844	$9.90	$425,243
Band 6	31,623.334	9.86	311,806
Band 7	3,667.279	9.83	36,049
Band 8	274,399.922	9.80	2,689,119
Band 9	190,534.415	9.76	1,859,616
Band 10	26,955.855	9.73	262,280

	570,134.649		$5,584,113

ING GET U.S. Core Portfolio - Series 4
Band 5	61,814.894	$10.37	$641,020
Band 6	1,352.839	10.34	13,988
Band 7	198.589	10.31	2,047
Band 8	195,281.560	10.28	2,007,494
Band 9	140,327.369	10.24	1,436,952
Band 10	27,725.677	10.22	283,356

	426,700.928		$4,384,857

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Band 5	33,389.488	$10.61	$354,262
Band 6	49,212.390	10.57	520,175
Band 8	224,425.378	10.52	2,360,955
Band 9	160,333.596	10.49	1,681,899
Band 10	627.426	10.47	6,569
Band 17	9,204.666	10.56	97,201

	477,192.944		$5,021,061

ING GET U.S. Core Portfolio - Series 6
Band 5	8,438.353	$10.19	$85,987
Band 6	17,812.309	10.17	181,151
Band 8	80,234.990	10.13	812,780
Band 9	221,048.583	10.10	2,232,591
Band 17	12,433.750	10.14	126,078
Band 20	60,085.524	10.07	605,061
Band 22	2,088.271	10.05	20,987

	402,141.780		$4,064,635

ING GET U.S. Core Portfolio - Series 7
Band 6	56,182.243	$10.06	$565,193
Band 8	7,910.614	10.03	79,343
Band 9	416,675.410	10.01	4,170,921
Band 10	33,985.553	9.99	339,516
Band 17	10,872.999	10.04	109,165
Band 20	129,780.867	9.98	1,295,213
Band 22	1,021.545	9.97	10,185

	656,429.231		$6,569,536

ING GET U.S. Core Portfolio - Series 8
Band 5	3,106.869	$10.11	$31,410
Band 6	47,102.334	10.10	475,734
Band 8	1,647.262	10.07	16,588
Band 9	144,194.279	10.06	1,450,594
Band 10	2,938.010	10.04	29,498
Band 20	93,882.605	10.04	942,581

	292,871.359		$2,946,405

ING GET U.S. Core Portfolio - Series 9
Band 5	40.405	$9.98	$403
Band 7	976.391	9.96	9,725
Band 8	12,228.133	9.96	121,792
Band 9	89,814.567	9.94	892,757
Band 17	3,982.260	9.96	39,663
Band 20	49,630.749	9.93	492,833

	156,672.505		$1,557,173

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 10
Band 5	41,082.459	$9.98	$410,003
Band 6	2,057.176	9.98	20,531
Band 8	80,894.122	9.97	806,514
Band 9	122,794.745	9.96	1,223,036
Band 10	197.169	9.96	1,964
Band 20	36,158.176	9.95	359,774

	283,183.847		$2,821,822

ING VP Global Equity Dividend Portfolio
Band 3	2,602.917	$7.36	$19,157
Band 5	920.417	7.51	6,912
Band 6	7,503.999	7.43	55,755
Band 8	1,028.271	7.30	7,506
Band 9	3,137.395	7.22	22,652
Band 17	4,111.210	11.43	46,991
Band 20	1,336.744	11.36	15,185
Band 24	2,128.753	11.40	24,268
Band 25	1,699.631	11.37	19,325
Band 27	4,449.975	11.31	50,329

	28,919.312		$268,080

ING VP Index Plus LargeCap Portfolio - Class S
Band 1	602.718	$10.95	$6,600
Band 3	189.869	10.94	2,077
Band 5	15,901.564	10.28	163,468
Band 6	28,996.397	10.19	295,473
Band 7	118.722	10.12	1,201
Band 8	9,342.883	10.05	93,896
Band 9	16,140.880	9.96	160,763
Band 17	48,121.561	11.38	547,623
Band 19	1,014.341	11.35	11,513
Band 20	9,283.927	11.30	104,908
Band 24	83,450.052	11.35	947,158
Band 25	83,613.079	11.32	946,500
Band 26	2,793.752	11.29	31,541
Band 27	3,202.813	11.25	36,032
Band 28	1,876.951	11.25	21,116

	304,649.509		$3,369,869

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class S
Band 1	1,668.541	$11.53	$19,238
Band 3	243.162	11.52	2,801
Band 5	5,208.057	14.19	73,902
Band 6	42,170.031	14.06	592,911
Band 7	1,214.938	13.97	16,973
Band 8	13,570.834	13.88	188,363
Band 9	22,969.828	13.75	315,835
Band 10	2,790.876	13.66	38,123
Band 17	49,449.074	12.47	616,630
Band 19	3,109.048	12.45	38,708
Band 20	12,724.429	12.39	157,656
Band 24	97,424.659	12.44	1,211,963
Band 25	39,295.484	12.40	487,264
Band 26	2,968.485	12.38	36,750
Band 27	9,112.290	12.34	112,446
Band 28	1,909.338	12.33	23,542

	305,829.074		$3,933,105

ING VP Index Plus SmallCap Portfolio - Class S
Band 5	1,840.168	$14.90	$27,419
Band 6	37,398.510	14.77	552,376
Band 7	93.166	14.67	1,367
Band 8	14,277.577	14.57	208,024
Band 9	31,177.668	14.44	450,206
Band 10	1,373.817	14.34	19,701
Band 17	47,961.406	12.41	595,201
Band 19	2,246.223	12.39	27,831
Band 20	4,558.621	12.33	56,208
Band 24	100,161.712	12.38	1,240,002
Band 25	40,235.450	12.34	496,505
Band 26	2,541.143	12.32	31,307
Band 27	6,660.156	12.28	81,787
Band 28	1,711.438	12.27	20,999

	292,237.055		$3,808,933

ING VP Value Opportunity Portfolio - Class S
Band 6	241.326	$9.24	$2,230
Band 8	3,849.353	9.12	35,106
Band 9	6,223.244	9.04	56,258
Band 10	442.121	8.98	3,970
Band 17	2,677.196	11.31	30,279
Band 20	48.918	11.24	550
Band 24	1,714.194	11.28	19,336

	15,196.352		$147,729

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Convertible Portfolio - Class S
Band 5	3,142.027	$12.96	$40,721
Band 6	652.906	12.85	8,390
Band 8	3,197.985	12.67	40,518
Band 9	7,869.939	12.56	98,846
Band 17	1,872.767	10.63	19,908
Band 19	658.017	10.61	6,982
Band 20	3,388.322	10.55	35,747
Band 24	4,904.685	10.60	51,990
Band 27	540.680	10.51	5,683

	26,227.328		$308,785

ING VP Financial Services Portfolio - Class S
Band 5	142.823	$11.84	$1,691
Band 6	2,810.655	11.80	33,166
Band 8	3,521.275	11.75	41,375
Band 9	2,202.046	11.71	25,786
Band 17	6,840.145	11.62	79,482
Band 20	6,853.477	11.54	79,089
Band 24	9,573.842	11.59	110,961
Band 25	16.758	11.56	194
Band 27	524.053	11.49	6,021
Band 28	777.566	11.48	8,926

	33,262.640		$386,691

ING VP MidCap Opportunities Portfolio - Class S
Band 1	4,652.248	$8.22	$38,241
Band 3	552.668	8.17	4,515

	5,204.916		$42,756

ING VP SmallCap Opportunities Portfolio - Class S
Band 1	1,429.668	$7.39	$10,565
Band 3	3,164.446	7.34	23,227
Band 6	650.378	11.99	7,798
Band 9	4.302	11.95	51
Band 17	4,185.790	11.98	50,146
Band 19	20.829	11.96	249
Band 20	9,556.659	11.94	114,107
Band 24	2,116.471	11.96	25,313
Band 25	770.656	11.94	9,202

	21,899.199		$240,658

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class S
Band 6	60,872.579	$10.11	$615,422
Band 17	21,449.269	10.10	216,638
Band 19	346.494	10.09	3,496
Band 20	2,552.683	10.06	25,680
Band 24	18,259.735	10.08	184,058
Band 25	4,450.600	10.07	44,818
Band 27	923.534	10.04	9,272

	108,854.894		$1,099,384

Colonial Small Cap Value Fund VS Class B
Band 1	1,517.446	$11.38	$17,269
Band 3	143.567	11.36	1,631
Band 6	13,472.551	11.38	153,318
Band 8	439.321	11.35	4,986
Band 9	4,020.193	11.34	45,589
Band 10	174.038	11.32	1,970
Band 17	14,165.766	11.36	160,923
Band 19	1,432.641	11.35	16,260
Band 20	5,993.734	11.32	67,849
Band 24	18,292.236	11.34	207,434
Band 25	3,010.443	11.33	34,108
Band 26	2,489.640	11.31	28,158
Band 27	5,669.483	11.29	64,008
Band 28	609.870	11.29	6,885

	71,430.929		$810,388

PIMCO StocksPLUS® Growth and Income Admin Class
Band 3	11,938.514	$11.54	$137,770

	11,938.514		$137,770

Pioneer Small Company Portfolio - Class II
Band 5	2,801.627	$10.99	$30,790
Band 6	676.523	10.89	7,367
Band 8	2,421.762	10.75	26,034
Band 9	4,030.998	10.65	42,930
Band 17	1,996.134	11.32	22,596
Band 20	924.520	11.25	10,401
Band 24	3,797.002	11.29	42,868
Band 25	66.052	11.26	744

	16,714.618		$183,730

ProFund VP Bull
Band 6	1,602.258	$9.04	$14,484
Band 9	2,451.877	8.83	21,650
Band 17	296.914	11.01	3,269
Band 27	4,277.255	10.89	46,579

	8,628.304		$85,982

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ProFund VP Europe 30
Band 5	622.287	$10.11	$6,291
Band 6	472.978	10.02	4,739
Band 8	244.263	9.88	2,413
Band 9	985.336	9.78	9,637
Band 17	1,392.024	12.07	16,802
Band 20	2,708.314	11.99	32,473
Band 24	1,346.620	12.04	16,213

	7,771.822		$88,568

ProFund VP Rising Rates Opportunity
Band 3	7,147.993	$7.47	$53,396
Band 5	527.861	7.54	3,980
Band 6	2,733.371	7.50	20,500
Band 8	413.872	7.45	3,083
Band 9	3,253.170	7.41	24,106
Band 10	1,990.482	7.39	14,710
Band 17	81.350	8.57	697
Band 20	10,502.709	8.51	89,378
Band 24	9,512.516	8.54	81,237
Band 27	251.770	8.47	2,132

	36,415.094		$293,219

ProFund VP Small-Cap
Band 1	266.272	$11.93	$3,177
Band 3	609.329	11.84	7,214
Band 5	2,869.453	12.04	34,548
Band 6	1,439.097	11.93	17,168
Band 8	1,919.419	11.76	22,572
Band 9	1,464.773	11.65	17,065
Band 10	1,565.295	11.57	18,110
Band 17	3,634.244	11.92	43,320
Band 19	117.764	11.90	1,401
Band 20	1,152.423	11.84	13,645
Band 24	1,243.124	11.89	14,781

	16,281.193		$193,001

Putnam VT International Growth and Income Fund - Class IB Shares
Band 5	675.552	$14.92	$10,079
Band 8	47.519	14.59	693
Band 9	100.119	14.46	1,448

	823.190		$12,220

Smith Barney Select Balanced
Band 2	65,672.390	$15.12	$992,967
Band 4	136,005.086	14.92	2,029,196

	201,677.476		$3,022,163

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Smith Barney Select Growth
Band 2	22,887.672	$13.75	$314,705
Band 4	78,626.940	13.57	1,066,968

	101,514.612		$1,381,673

Smith Barney Select High Growth
Band 2	8,879.781	$14.37	$127,602
Band 4	38,757.504	14.18	549,581

	47,637.285		$677,183

Smith Barney High Income
Band 2	7,494.365	$15.88	$119,011
Band 4	6,130.146	15.63	95,814

	13,624.511		$214,825

Smith Barney International All Cap Growth
Band 2	3,098.836	$14.42	$44,685
Band 4	11,566.352	14.19	164,127

	14,665.188		$208,812

Smith Barney Large Cap Value SB
Band 2	13,037.042	$20.64	$269,085
Band 4	25,647.869	20.31	520,908

	38,684.911		$789,993

Smith Barney Money Market SB
Band 2	1,836.811	$12.75	$23,419
Band 4	9,699.544	12.54	121,632

	11,536.355		$145,051

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Band	Contract Description

Band 1	Fleet DVA Plus NY 125 and ING GoldenSelect DVA Plus-NY 125
Band 2	ING Empire PrimElite 125
Band 3	Fleet DVA Plus NY 140, ING GoldenSelect DVA Plus-NY and ING Golden Select DVA Plus-NY 140
Band 4	ING Empire PrimElite 140
Band 5	ING SmartDesign Variable Annuity New York 105 and ING SmartDesign Variable Annuity New York Option I
Band 6	ING SmartDesign Variable Annuity New York 125
Band 7	ING SmartDesign Variable Annuity New York 140
Band 8	ING SmartDesign Variable Annuity New York 155 and ING SmartDesign Variable Annuity New York Option II
Band 9	ING SmartDesign Variable Annuity New York 175
Band 10	ING SmartDesign Variable Annuity New York 190
Band 17	ING SmartDesign Variable Annuity New York 145
Band 19	ING SmartDesign Variable Annuity New York 160
Band 20	ING SmartDesign Variable Annuity New York 195
Band 22	ING SmartDesign Variable Annuity New York 210
Band 24	ING Empire Innovations Variable Annuity 165
Band 25	ING Empire Innovations Variable Annuity 185
Band 26	ING Empire Innovations Variable Annuity 200
Band 27	ING Empire Innovations Variable Annuity 225
Band 28	ING Empire Innovations Variable Annuity 245
Band 29	ING Empire Innovations Variable Annuity 260

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2005	24	$11.41 to $11.73	$275	2.03%	1.25% to 2.45%	-2.95% to -2.87%
2004	2	$11.85 to $11.86	20	—	1.65% to 1.75%	11.47%
2003	—	$10.64	1	(c)	1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2005	344	$11.97 to $14.51	4,669	0.04	1.05% to 2.45%	14.20% to 15.43%
2004	79	$11.27 to $12.57	969	0.17	1.05% to 2.10%	13.19% to 13.96%
2003	21	$10.84 to $11.03	230	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2005	275	$11.21 to $11.65	3,121	1.06	1.05% to 2.25%	3.51% to 4.48%
2004	145	$10.83 to $11.15	1,593	0.55	1.05% to 1.95%	9.17% to 10.07%
2003	22	$9.92 to $10.13	219	(c)	1.05% to 1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Growth Portfolio - Service Class 2
2005	159	$8.61 to $11.31	1,401	0.24	1.05% to 1.95%	3.49% to 4.43%
2004	133	$8.32 to $10.85	1,120	—	1.05% to 2.10%	1.09% to 2.02%
2003	22	$8.23 to $8.40	180	(c)	1.05% to 1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Appreciation Portfolio
2005	148	$18.81 to $19.08	$2,797	0.80%	1.25% to1.40%	2.84% to 2.97%
2004	176	$18.29 to $18.53	3,238	1.05	1.25% to1.40%	7.27% to 7.42%
2003	201	$17.05 to $17.25	3,438	0.61	1.25% to1.40%	22.84% to 23.04%
2002	225	$13.88 to $14.02	3,135	1.41	1.25% to1.40%	-18.69% to -18.58%
2001	247	$17.07 to $17.22	4,233	1.11	1.25% to1.40%	-5.32% to -5.18%
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	91	$12.56 to $20.96	1,477	—	1.25% to2.45%	5.36% to 5.54%
2004	47	$19.60 to $19.86	927	—	1.25% to1.40%	17.86% to 18.00%
2003	63	$16.63 to $16.83	1,046	—	1.25% to1.40%	64.65% to 65.00%
2002	71	$10.10 to $10.20	723	—	1.25% to1.40%	-31.01% to -30.89%
2001	88	$14.64 to $14.76	1,284	—	1.25% to1.40%	-14.93% to -14.83%
ING American Funds Growth Portfolio
2005	831	$12.68 to $13.66	10,807	—	1.05% to 2.45%	13.18% to 14.41%
2004	108	$11.23 to $11.94	1,273	—	1.05% to 2.10%	9.86% to 10.48%
2003	3	$10.75 to $10.78	35	(c)	1.25% to1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds Growth-Income Portfolio
2005	826	$11.17 to $12.46	9,574	0.26	1.05% to 2.45%	3.13% to 4.27%
2004	102	$10.86 to $11.95	1,202	0.16	1.05% to 2.10%	7.75% to 8.64%
2003	7	$10.97 to $11.00	79	(c)	1.05% to 1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds International Portfolio
2005	379	$13.55 to $16.34	5,458	0.43	1.05% to 2.45%	18.54% to 19.62%
2004	43	$11.48 to $13.66	571	0.34	1.05% to 2.00%	16.38% to 17.21%
2003	2	$11.60 to $11.62	22	(c)	1.25% to1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Capital Guardian Small/Mid Cap Portfolio - Service Class
2005	137	$10.84 to $19.10	$2,366	0.17%	1.25% to 1.95%	-2.39% to -2.25%
2004	119	$19.27 to $19.54	2,302	0.18	1.25% to 1.40%	5.94% to 6.14%
2003	125	$18.19 to $18.41	2,267	0.16	1.25% to 1.40%	38.43% to 38.63%
2002	115	$13.14 to $13.28	1,511	0.12	1.25% to 1.40%	-26.47% to -26.34%
2001	128	$17.87 to $18.03	2,286	0.12	1.25% to 1.40%	-2.88% to -2.75%
ING Capital Guardian U.S. Equities Portfolio - Service Class
2005	58	$11.12 to $11.56	659	0.47	1.25% to 1.95%	4.66% to 4.90%
2004	55	$10.94 to $11.02	605	0.18	1.25% to 1.40%	7.78% to 7.93%
2003	48	$10.15 to $10.21	483	—	1.25% to 1.40%	34.79% to 35.05%
2002	38	$7.53 to $7.56	290	0.17	1.25% to 1.40%	-24.85% to -24.78%
2001	49	$10.02 to $10.05	491	0.28	1.25% to 1.40%	-4.93% to -4.83%
ING Eagle Asset Capital Appreciation Portfolio - Service Class
2005	41	$11.01 to $21.10	662	0.91	1.25% to 2.45%	-1.69% to -0.94%
2004	21	$11.25 to $21.30	442	1.00	1.25% to 1.95%	12.73% to 13.48%
2003	19	$17.68 to $18.77	358	0.31	1.25% to 1.90%	23.47% to 23.65%
2002	18	$15.00 to $15.18	278	0.66	1.25% to 1.40%	-18.21% to -18.08%
2001	20	$18.34 to 18.53	374	0.88	1.25% to 1.40%	-5.76% to -5.60%
ING Evergreen Health Sciences Portfolio - Class S
2005	119	$10.72 to $11.76	1,324	—	1.05% to 2.45%	8.35% to 9.26%
2004	8	$9.88 to $10.80	86	(e)	1.05% to 1.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Service Class
2005	7	$10.69 to $11.56	77	(f)	1.05% to 2.25%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	159	$11.94 to $13.53	$1,952	—%	1.05% to 2.45%	15.19% to 15.44%
2004	14	$11.65 to $11.72	168	—	1.25% to 1.40%	22.37% to 22.59%
2003	7	$9.52 to $9.56	69	—	1.25% to 1.40%	31.67% to 31.68%
2002	8	$7.23 to $7.26	56	0.18	1.40%	-20.55%
2001	13	$9.10	115	0.65	1.40%	-7.71%
ING FMRSM Earnings Growth Portfolio - Service Class
2005	40	$10.46 to $10.55	420	(f)	1.05% to 2.25%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Global Resources Portfolio - Service Class
2005	60	$13.30 to $30.84	894	0.20	1.25% to 2.25%	35.83% to 36.04%
2004	5	$22.13 to $22.67	110	1.22	1.25% to 1.40%	4.93% to 5.05%
2003	3	$21.09 to $21.58	54	—	1.25% to 1.40%	50.11% to 50.38%
2002	2	$14.05 to $14.35	28	0.52	1.25% to 1.40%	-0.57% to -0.49%
2001	2	$14.13 to $14.42	26	—	1.25% to 1.40%	-13.31% to -13.18%
ING Goldman Sachs TollkeeperSM Portfolio - Service Class
2005	11	$7.19 to $11.43	112	—	1.25% to 1.95%	0.70%
2004	2	$7.14	13	(g)	1.25%	(g)
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	3	$7.62	21	(a)	1.40%	(a)
ING International Portfolio - Service Class
2005	20	$11.52	226	2.30	1.40%	8.99%
2004	20	$10.57	208	1.03	1.40%	15.02%
2003	20	$9.19 to $9.30	182	—	1.25% to 1.40%	27.46% to 27.57%
2002	(b)	$7.21 to $7.29	1	(b)	1.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Janus Contrarian Portfolio - Service Class
2005	21	$11.87 to $13.55	$ 272	—%	1.25% to 1.95%	13.62% to 14.02%
2004	5	$10.41 to $11.47	57	—	1.40% to 1.75%	15.54%
2003	4	$9.01	40	—	1.40%	(d)
2002	—	—	—	—	1.25% to 1.40%	-26.86%
2001	1	$8.34	7	(a)	1.25%	(a)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	83	$13.64 to $14.08	1,148	—	1.25% to 2.25%	32.98% to 33.21%
2004	32	$10.46 to $10.57	335	0.32	1.25% to 1.40%	16.09% to 16.28%
2003	33	$9.01 to $9.09	298	—	1.25% to 1.40%	44.62% to 44.75%
2002	37	$6.23 to $6.28	233	—	1.25% to 1.40%	-12.01% to -11.80%
2001	43	$7.08 to $7.12	305	1.33	1.25% to 1.40%	-6.60% to -6.44%
ING JPMorgan Small Cap Equity Portfolio - Service Class
2005	203	$11.97 to $13.35	2,518	—	1.05% to 2.45%	1.69% to 2.61%
2004	14	$11.83 to $13.01	177	—	1.05% to 1.95%	23.94% to 24.62%
2003	2	$10.36 to $10.44	21	(c)	1.05% to 1.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	167	$10.57 to $10.66	1,770	(f)	1.05% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Julius Baer Foreign Portfolio - Service Class
2005	152	$11.86 to $14.15	2,083	—	1.25% to 2.45%	13.15% to 13.93%
2004	19	$11.94 to $12.42	232	(e)	1.25% to 1.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Legg Mason Value Portfolio - Service Class
2005	274	$9.74 to $12.05	$ 3,032	—%	1.05% to 2.25%	3.91% to 4.84%
2004	44	$9.36 to $11.53	419	0.35	1.05% to 1.95%	11.69% to 12.65%
2003	19	$8.38 to $8.62	159	—	1.05% to 1.90%	20.85% to 21.07%
2002	12	$7.05 to $7.07	83	0.60	1.25% to 1.40%	-20.88% to -20.47%
2001	6	$8.89 to $8.91	55	0.91	1.25% to 1.40%	-10.36%
ING LifeStyle Aggressive Growth Portfolio - Service 1 Class
2005	440	$11.90 to $12.20	5,317	0.04	1.25% to 2.45%	5.67% to 6.18%
2004	31	$11.47 to $11.49	354	(e)	1.45% to 1.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Growth Portfolio - Service 1 Class
2005	861	$11.67 to $11.85	10,165	0.18	1.25% to 2.45%	4.72% to 5.24%
2004	5	$11.24 to $11.26	51	(e)	1.45% to 2.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Growth Portfolio - Service 1 Class
2005	1,110	$11.35 to $11.48	12,710	0.40	1.25% to 2.45%	3.73% to 4.46%
2004	71	$10.94 to $11.01	785	(e)	1.25% to 2.10%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Portfolio - Service 1 Class
2005	564	$11.05 to $11.28	6,309	0.44	1.25% to 2.45%	3.44% to 3.81%
2004	6	$10.74 to $10.77	67	(e)	1.45% to 2.10%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Limited Maturity Bond Portfolio - Service Class
2005	46	$20.47 to $21.00	$ 941	5.07%	1.25% to 1.40%	0.20% to 0.33%
2004	58	$20.43 to $20.93	1,191	4.80	1.25% to 1.40%	-0.05% to 0.14%
2003	68	$20.44 to $20.90	1,395	1.04	1.25% to 1.40%	1.39% to 1.55%
2002	64	$20.16 to $20.58	1,298	3.64	1.25% to 1.40%	5.77% to 5.86%
2001	44	$19.06 to $19.44	838	4.84	1.25% to 1.40%	7.32% to 7.52%
ING Liquid Assets Portfolio - Service Class
2005	352	$10.02 to $16.29	4,092	3.07	1.25% to 2.25%	0.80% to 1.56%
2004	87	$9.98 to $16.04	1,254	1.01	1.25% to 1.95%	-0.65% to -0.37%
2003	46	$15.38 to $16.57	720	0.91	1.05% to 1.55%	-0.63% to -0.49%
2002	92	$15.84 to $16.18	1,467	1.44	1.25% to 1.40%	0.00% to 0.19%
2001	105	$15.84 to $16.15	1,678	3.50	1.25% to 1.40%	2.39% to 2.54%
ING Lord Abbett Affiliated Portfolio - Service Class
2005	17	$11.20 to $12.57	201	1.55	1.25% to 1.85%	3.98%
2004	87	$10.80 to $12.54	1,083	0.20	1.05% to 1.95%	6.32% to 6.45%
2003	83	$11.71 to $11.78	968	—	1.25% to 1.40%	36.96% to 37.14%
2002	79	$8.55 to $8.59	677	0.21	1.25% to 1.40%	-26.61% to -26.46%
2001	76	$11.65 to $11.68	884	1.10	1.25% to 1.40%	0.52% to 0.62%
ING Marsico Growth Portfolio - Service Class
2005	397	$11.94 to $16.63	5,971	—	1.25% to 2.45%	6.75% to 7.58%
2004	296	$11.19 to $15.47	4,504	—	1.25% to 1.95%	10.90% to 11.14%
2003	323	$13.76 to $13.92	4,447	—	1.25% to 1.40%	30.80% to 31.07%
2002	333	$10.52 to $10.62	3,502	—	1.25% to 1.40%	-30.52% to -30.50%
2001	360	$15.14 to $15.28	5,451	—	1.25% to 1.40%	-31.24% to -31.08%
ING Marsico International Opportunities Portfolio - Service Class
2005	147	$12.34 to $12.45	1,817	(f)	1.05% to 2.25%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Mercury Large Cap Growth Portfolio - Service Class
2005	23	$11.59 to $11.66	$ 267	(f)%	1.05% to 1.95%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Mercury Large Cap Value Portfolio - Service Class
2005	14	$11.11 to $11.20	152	(f)	1.25% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING MFS Mid Cap Growth Portfolio - Service Class
2005	90	$11.39 to $25.87	2,186	—	1.25% to 1.85%	1.68% to 1.81%
2004	90	$24.98 to $25.41	2,249	—	1.25% to 1.40%	13.44% to 13.64%
2003	101	$22.02 to $22.36	2,217	—	1.25% to 1.40%	37.20% to 37.35%
2002	100	$16.05 to $16.28	1,602	—	1.25% to 1.40%	-49.53% to -49.44%
2001	120	$31.80 to $32.20	3,807	0.33	1.25% to 1.40%	-24.70% to -24.59%
ING MFS Total Return Portfolio - Service Class
2005	480	$10.78 to $25.61	8,270	2.10	1.05% to 2.45%	0.93% to 1.83%
2004	200	$10.73 to $25.15	4,707	1.95	1.05% to 1.95%	8.99% to 9.97%
2003	181	$21.14 to $22.87	4,012	0.48	1.05% to 1.90%	15.13% to 15.31%
2002	182	$19.23 to $19.47	3,506	2.15	1.25% to 1.40%	-6.47% to -6.30%
2001	196	$20.56 to $20.78	4,037	4.44	1.25% to 1.40%	-0.92% to -0.76%
ING MFS Utilities Portfolio - Service Class
2005	87	$11.33 to $11.41	988	(f)	1.25% to 2.25%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Oppenheimer Main Street Portfolio® - Service Class
2005	141	$11.45 to $22.44	$ 2,788	0.90%	1.05% to 2.25%	3.91% to 4.62%
2004	114	$11.10 to $21.45	2,350	0.80	1.05% to 1.75%	10.89% to 11.66%
2003	130	$18.00 to $19.21	2,420	0.22	1.05% to 1.75%	22.85% to 23.04%
2002	143	$15.14 to $15.32	2,176	0.39	1.25% to 1.40%	-25.93% to -25.85%
2001	175	$20.44 to $20.66	3,580	0.11	1.25% to 1.40%	-22.55% to -22.42%
ING PIMCO Core Bond Portfolio - Service Class
2005	356	$10.12 to $14.27	4,307	3.26	1.05% to 2.45%	0.49% to 1.42%
2004	110	$10.12 to $14.07	1,456	3.24	1.05% to 2.10%	2.87% to 3.76%
2003	63	$12.53 to $13.56	825	1.59	1.05% to 1.90%	3.23% to 3.42%
2002	63	$12.71 to $12.87	805	3.99	1.25% to 1.40%	7.17% to 7.34%
2001	10	$11.86 to $11.99	115	0.23	1.25% to 1.40%	1.02% to 1.18%
ING PIMCO High Yield Portfolio - Service Class
2005	230	$10.69 to $11.20	2,518	6.85	1.05% to 2.25%	2.29% to 3.23%
2004	94	$10.49 to $10.85	1,016	(e)	1.05% to 1.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Service Class
2005	7	$10.94 to $10.99	77	(f)	1.25% to 1.95%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Pioneer Mid Cap Value Portfolio - Service Class
2005	135	$10.83 to $10.91	1,473	(f)	1.25% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Salomon Brothers All Cap Portfolio - Service Class
2005	122	$11.07 to $12.94	$ 1,496	0.47%	1.05% to 1.95%	2.50% to 3.44%
2004	16	$11.32 to $11.98	187	0.54	1.40% to 1.75%	8.33%
2003	17	$10.45 to $10.51	180	—	1.25% to 1.40%	29.49% to 29.59%
2002	21	$8.07 to $8.11	169	0.79	1.25% to 1.40%	-24.08% to -23.92%
2001	14	$10.63 to $10.66	146	0.90	1.25% to 1.40%	-5.60%
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	191	$10.93 to $43.26	2,834	0.65	1.05% to 2.45%	6.25% to 6.39%
2004	22	$39.69 to $40.66	869	0.87	1.25% to 1.40%	14.98% to 15.15%
2003	28	$34.52 to $35.31	964	0.43	1.25% to 1.40%	23.46% to 23.68%
2002	32	$27.96 to $28.55	911	1.21	1.25% to 1.40%	-0.92% to -0.76%
2001	42	$28.22 to $28.77	1,208	2.85	1.25% to 1.40%	8.41% to 8.53%
ING T. Rowe Price Equity Income Portfolio - Service Class
2005	330	$11.16 to $30.06	4,382	0.87	1.05% to 2.45%	1.91% to 2.63%
2004	58	$11.00 to $29.29	1,336	0.92	1.25% to 2.00%	13.31% to 13.44%
2003	42	$25.24 to $25.82	1,055	0.40	1.25% to 1.40%	23.42% to 23.60%
2002	46	$20.45 to $20.89	942	1.31	1.25% to 1.40%	-14.44% to -14.28%
2001	42	$23.90 to $24.37	1,002	1.93	1.25% to 1.40%	-0.04% to 0.08%
ING Templeton Global Growth Portfolio - Service Class
2005	54	$11.47 to $22.43	1,139	0.73	1.25% to 1.75%	8.33% to 8.51%
2004	51	$20.30 to $20.67	1,045	0.48	1.25% to 1.40%	9.43% to 9.54%
2003	56	$18.55 to $18.87	1,043	—	1.25% to 1.40%	34.42% to 34.59%
2002	66	$13.80 to $14.02	910	0.11	1.25% to 1.40%	-21.32% to -21.15%
2001	73	$17.54 to $17.78	1,288	0.11	1.25% to 1.40%	-13.13% to -13.01%
ING UBS U.S. Allocation Portfolio - Service Class
2005	52	$9.71 to $11.50	560	1.44	1.25% to 1.95%	4.44% to 5.27%
2004	28	$9.24 to $10.94	271	0.92	1.25% to 1.95%	9.35% to 9.54%
2003	20	$8.45 to $8.49	166	—	1.25% to 1.40%	16.39% to 16.46%
2002	21	$7.26 to $7.29	150	1.14	1.25% to 1.40%	-16.36%
2001	21	$8.68	180	1.43	1.40%	-7.46%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Equity Growth Portfolio - Service Class
2005	17	$12.59 to $12.66	$ 217	(f)%	1.25% to 1.95%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Van Kampen Global Franchise Portfolio - Service Class
2005	40	$10.59 to $10.66	429	(f)	1.25% to 2.25%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Van Kampen Growth and Income Portfolio - Service Class
2005	88	$11.06 to $28.53	2,026	0.91	1.25% to 2.10%	8.52% to 8.69%
2004	58	$25.81 to $26.25	1,502	0.82	1.25% to 1.40%	12.51% to 12.71%
2003	84	$22.94 to $23.29	1,924	0.23	1.25% to 1.40%	26.11% to 26.23%
2002	88	$18.19 to $18.45	1,606	0.78	1.25% to 1.40%	-15.94% to -15.84%
2001	112	$21.64 to $21.92	2,426	0.29	1.25% to 1.40%	-13.20% to -13.05%
ING Van Kampen Real Estate Portfolio - Service Class
2005	128	$13.50 to $61.15	2,090	1.16	1.05% to 2.45%	14.51% to 15.33%
2004	22	$11.84 to $53.02	670	1.65	1.25% to 2.10%	35.82% to 36.05%
2003	8	$38.11 to $38.97	302	0.82	1.25% to 1.40%	35.82% to 36.02%
2002	7	$28.06 to $28.65	185	3.64	1.25% to 1.40%	-1.20% to -1.07%
2001	5	$28.40 to $28.96	148	2.23	1.25% to 1.40%	6.61% to 6.78%
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2005	47	$11.23 to $23.03	983	0.63	1.25% to 1.65%	4.35% to 4.49%
2004	43	$21.62 to $22.04	935	0.30	1.25% to 1.40%	11.04% to 11.20%
2003	54	$19.47 to $19.82	1,063	0.10	1.25% to 1.40%	29.28% to 29.46%
2002	59	$15.06 to $15.31	898	0.11	1.25% to 1.40%	-30.28% to -30.12%
2001	76	$21.60 to $21.91	1,641	0.07	1.25% to 1.40%	-14.18% to -14.08%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Baron Small Cap Growth Portfolio - Service Class
2005	72	$10.93 to $11.03	$793	(f)%	1.05% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Davis Venture Value Portfolio - Service Class
2005	1	$9.91	11	(f)	1.95%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Fundamental Research Portfolio - Service Class
2005	2	$10.98 to $10.99	26	(f)	1.65% to 1.85%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING JPMorgan Fleming International Portfolio - Service Class
2005	65	$12.48 to $15.17	842	0.90	1.05% to 2.45%	7.73% to 8.41%
2004	3	$11.64 to $13.92	46	(e)	1.25% to 1.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2005	66	$11.83 to $15.14	920	0.29	1.05% to 2.25%	6.36% to 7.38%
2004	32	$11.17 to $14.10	436	—	1.05% to 1.95%	18.49% to 19.29%
2003	5	$11.68 to $11.82	54	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Capital Opportunities Portfolio - Initial Class
2005	3	$8.50 to $11.25	$24	—%	1.45% to 1.75%	-0.23%
2004	2	$8.52	17	(e)	1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Initial Class
2005	22	$11.96 to $12.03	268	(f)	1.05% to 1.95%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING Oppenheimer Global Portfolio - Service Class
2005	185	$11.97 to $13.86	2,432	1.35	1.05% to 2.25%	11.06% to 12.05%
2004	7	$11.66 to $12.37	80	—	1.05% to 1.95%	13.04% to 13.80%
2003	3	$10.74 to $10.87	28	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
2005	64	$11.97 to $12.90	777	—	1.05% to 2.45%	9.06% to 9.84%
2004	8	$11.03 to $11.69	93	—	1.25% to 1.95%	7.77%
2003	—	$10.81	5	(c)	1.55%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2005	32	$11.19 to $12.08	380	0.89	1.05% to 2.00%	7.19%
2004	6	$11.13	71	(e)	1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Comstock Portfolio - Service Class
2005	194	$10.59 to $12.62	$2,273	0.39%	1.05% to 2.25%	1.44% to 2.35%
2004	22	$11.13 to $12.33	264	—	1.05% to 1.95%	14.69% to 15.56%
2003	11	$10.55 to $10.67	116	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	35	$10.81 to $10.87	377	(f)	1.25% to 2.10%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING GET U.S. Core Portfolio - Series 1
2005	372	$10.24 to $10.47	3,840	2.39	1.55% to 2.40%	-0.87% to 0.10%
2004	446	$10.33 to $10.46	4,629	0.65	1.55% to 2.40%	0.98% to 1.85%
2003	510	$10.23 to $10.27	5,224	(c)	1.55% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 2
2005	624	$9.99 to $10.19	6,281	2.83	1.55% to 2.40%	-1.48% to -0.59%
2004	790	$10.14 to $10.25	8,050	0.10	1.55% to 2.40%	1.20% to 2.09%
2003	1,045	$10.02 to $10.04	10,476	(c)	1.55% to 2.40%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 3
2005	570	$9.73 to $9.90	5,583	1.91	1.55% to 2.40%	-1.62% to -0.80%
2004	670	$9.89 to $9.98	6,647	(e)	1.55% to 2.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 4
2005	427	$10.22 to $10.37	$4,384	1.56%	1.55% to 2.40%	-1.06% to -0.29%
2004	552	$10.33 to $10.40	5,714	(e)	1.55% to 2.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 5
2005	477	$10.47 to $10.61	5,020	0.90	1.55% to 2.40%	0.29% to 1.14%
2004	641	$10.44 to $10.49	6,705	(e)	1.55% to 2.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 6
2005	402	$10.05 to $10.19	4,064	0.34	1.55% to 2.60%	0.00% to 1.09%
2004	525	$10.05 to $10.08	5,285	(e)	1.55% to 2.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 7
2005	656	$9.97 to $10.06	6,569	(f)	1.75% to 2.60%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING GET U.S. Core Portfolio - Series 8
2005	293	$10.04 to $10.11	2,946	(f)	1.55% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 9
2005	157	$9.93 to $9.98	$1,557	(f)%	1.55% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING GET U.S. Core Portfolio - Series 10
2005	283	$9.95 to $9.98	2,822	(f)	1.55% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
ING VP Global Equity Dividend Portfolio
2005	29	$7.22 to $11.43	268	3.25	1.05% to 2.25%	2.56% to 3.05%
2004	6	$7.04 to $7.21	40	—	1.25% to 1.75%	7.84% to 8.10%
2003	3	$6.63 to $6.67	21	—	1.25% to 1.40%	27.26%
2002	3	$5.21	14	0.01	1.40%	-25.78%
2001	3	$7.02	18	—	1.40%	-19.77%
ING VP Index Plus LargeCap Portfolio - Class S
2005	305	$9.96 to $11.38	3,370	0.76	1.05% to 2.45%	3.10% to 4.05%
2004	58	$9.64 to $10.98	570	0.61	1.05% to 1.95%	8.31% to 9.05%
2003	10	$8.90 to $9.06	89	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus MidCap Portfolio - Class S
2005	306	$11.52 to $14.19	3,933	0.26	1.05% to 2.45%	8.68% to 9.66%
2004	60	$11.39 to $12.94	754	0.42	1.05% to 2.10%	14.30% to 15.12%
2003	17	$11.05 to $11.24	194	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class S
2005	292	$12.27 to $14.90	$3,809	0.17%	1.05% to 2.45%	5.29% to 6.28%
2004	61	$11.70 to $14.02	817	—	1.05% to 2.10%	19.39% to 20.45%
2003	15	$11.40 to $11.64	173	(c)	1.05% to 1.90%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Value Opportunity Portfolio - Class S
2005	15	$8.98 to $11.31	148	1.09	1.25% to 1.95%	4.75% to 5.36%
2004	4	$8.57 to $10.73	36	—	1.25% to 1.95%	7.89%
2003	1	$7.98	5	(c)	1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Convertible Portfolio - Class S
2005	26	$10.51 to $12.96	309	2.66	1.05% to 2.25%	-1.12% to -0.15%
2004	17	$10.67 to $12.98	217	2.44	1.05% to 1.95%	5.85% to 6.66%
2003	2	$11.97 to $12.17	29	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Financial Services Portfolio - Class S
2005	33	$11.48 to $11.84	387	0.93	1.05% to 2.45%	5.78% to 6.47%
2004	4	$10.95 to $11.12	44	(e)	1.05% to 1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP MidCap Opportunities Portfolio - Class S
2005	5	$8.17 to $8.22	43	—	1.25% to 1.40%	8.64% to 8.73%
2004	8	$7.52 to $7.56	59	(e)	1.25% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class S
2005	22	$7.34 to $11.99	$241	—%	1.25% to 1.95%	7.31%
2004	3	$6.84	22	—	1.40%	8.40%
2003	4	$6.31 to $6.33	24	—	1.25% to 1.40%	36.58% to 36.72%
2002	1	$4.62 to $4.63	7	—	1.25% to 1.40%	-44.54% to -44.48%
2001	1	$8.33 to $8.34	11	(a)	1.25% to 1.40%	(a)
ING VP Intermediate Bond Portfolio - Class S
2005	109	$10.04 to $10.11	1,099	(f)	1.25% to 2.25%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
Colonial Small Cap Value Fund VS Class B
2005	71	$11.29 to $11.38	810	(f)	1.25% to 2.45%	(f)
2004	(f)	(f)	(f)	(f)	(f)	(f)
2003	(f)	(f)	(f)	(f)	(f)	(f)
2002	(f)	(f)	(f)	(f)	(f)	(f)
2001	(f)	(f)	(f)	(f)	(f)	(f)
PIMCO StocksPLUS® Growth and Income Admin Class
2005	12	$11.54	138	1.97	1.40%	2.03%
2004	15	$11.31 to $11.42	167	1.77	1.25% to 1.40%	9.28% to 9.39%
2003	17	$10.35 to $10.44	172	1.90	1.25% to 1.40%	28.57% to 28.73%
2002	18	$8.05 to $8.11	144	2.65	1.25% to 1.40%	-21.31% to -21.19%
2001	21	$10.23 to $10.29	215	4.22	1.25% to 1.40%	-12.71% to -12.57%
Pioneer Small Company VCT Portfolio - Class II
2005	17	$10.65 to $11.32	184	—	1.05% to 1.95%	-0.27% to 0.55%
2004	13	$10.66 to $11.30	139	—	1.05% to 1.95%	11.16% to 12.10%
2003	2	$9.59 to $9.75	23	(c)	1.05% to 1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ProFund VP Bull
2005	9	$8.83 to $11.01	$86	—%	1.25% to 2.25%	0.91% to 1.46%
2004	8	$8.70 to $8.91	70	—	1.25% to 1.90%	7.48%
2003	3	$8.29	25	(c)	1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ProFund VP Europe 30
2005	8	$9.78 to $12.07	89	—	1.05% to 1.95%	6.01% to 6.98%
2004	21	$9.21 to $11.32	235	—	1.05% to 1.95%	0.00%
2003	1	$8.31	9	(c)	1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ProFund VP Rising Rates Opportunity
2005	36	$7.39 to $8.57	293	—	1.05% to 2.25%	-9.66% to -8.83%
2004	16	$8.17 to $9.43	133	(e)	1.05% to 1.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ProFund VP Small-Cap
2005	16	$11.57 to $12.04	193	—	1.05% to 1.95%	0.87% to 1.69%
2004	12	$11.47 to $11.84	138	—	1.05% to 1.90%	14.61% to 15.51%
2003	7	$10.06 to $10.25	67	—	1.05% to 1.75%	40.78% to 40.94%
2002	—	$7.21 to $7.23	1	(b)	1.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Putnam VT International Growth and Income Fund - Class IB Shares
2005	1	$14.46 to $14.92	12	—	1.05% to 1.75%	12.09% to 12.86%
2004	1	$12.90 to $13.22	11	—	1.05% to 1.75%	18.89%
2003	—	$10.85	1	(c)	1.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Smith Barney Select Balanced
2005	202	$14.92 to $15.12	$3,021	2.09%	1.25% to 1.40%	1.08% to 1.20%
2004	242	$14.76 to $14.94	3,579	0.13	1.25% to 1.40%	6.11% to 6.26%
2003	313	$13.91 to $14.06	4,364	2.53	1.25% to 1.40%	18.58% to 18.85%
2002	348	$11.73 to $11.83	4,095	6.58	1.25% to 1.40%	-7.78% to -7.65%
2001	403	$12.72 to $12.81	5,140	3.90	1.25% to 1.40%	-2.75% to -2.66%
Smith Barney Select Growth
2005	102	$13.57 to $13.75	1,381	1.39	1.25% to 1.40%	3.27% to 3.46%
2004	125	$13.14 to $13.29	1,642	0.06	1.25% to 1.40%	7.18% to 7.26%
2003	140	$12.26 to $12.39	1,715	1.62	1.25% to 1.40%	28.11% to 28.26%
2002	157	$9.57 to $9.66	1,504	10.64	1.25% to 1.40%	-19.24% to -19.10%
2001	181	$11.84 to $11.94	2,149	—	1.25% to 1.40%	-11.10% to -10.96%
Smith Barney Select High Growth
2005	48	$14.18 to $14.37	677	0.41	1.25% to 1.40%	4.57% to 4.74%
2004	57	$13.56 to $13.72	777	—	1.25% to 1.40%	9.09% to 9.24%
2003	69	$12.43 to $12.56	854	0.64	1.25% to 1.40%	34.96% to 35.20%
2002	76	$9.21 to $9.29	704	1.08	1.25% to 1.40%	-24.82% to -24.72%
2001	96	$12.25 to $12.34	1,175	4.99	1.25% to 1.40%	-13.31% to -13.22%
Smith Barney High Income
2005	14	$15.63 to $15.88	215	7.80	1.25% to 1.40%	1.23% to 1.34%
2004	14	$15.44 to $15.67	221	6.64	1.25% to 1.40%	8.89% to 9.05%
2003	23	$14.18 to $14.37	321	7.26	1.25% to 1.40%	25.71% to 25.94%
2002	25	$11.28 to $11.41	284	24.46	1.25% to 1.40%	-4.57% to -4.44%
2001	25	$11.82 to $11.94	302	11.37	1.25% to 1.40%	-5.14% to -4.94%
Smith Barney International All Cap Growth
2005	15	$14.19 to $14.42	209	1.41	1.25% to 1.40%	10.17% to 10.33%
2004	17	$12.88 to $13.07	216	0.89	1.25% to 1.40%	16.14% to 16.38%
2003	21	$11.09 to $11.23	235	0.89	1.25% to 1.40%	25.74% to 25.90%
2002	24	$8.82 to $8.92	214	0.85	1.25% to 1.40%	-26.74% to -26.64%
2001	34	$12.04 to $12.16	407	—	1.25% to 1.40%	-32.13% to -32.03%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Smith Barney Large Cap Value SB
2005	39	$20.31 to $20.64	$790	1.31%	1.25% to 1.40%	5.02% to 5.20%
2004	54	$19.34 to $19.62	1,048	1.71	1.25% to 1.40%	9.08% to 9.24%
2003	66	$17.73 to $17.96	1,173	1.50	1.25% to 1.40%	25.83% to 25.95%
2002	87	$14.09 to $14.26	1,226	3.54	1.25% to 1.40%	-26.46% to -26.30%
2001	109	$19.16 to $19.35	2,097	1.36	1.25% to 1.40%	-9.45% to -9.33%
Smith Barney Money Market SB
2005	12	$12.54 to $12.75	145	2.60	1.25% to 1.40%	1.37% to 1.51%
2004	13	$12.37 to $12.56	163	0.87	1.25% to 1.40%	-0.56% to -0.32%
2003	24	$12.44 to $12.60	298	0.66	1.25% to 1.40%	-0.72% to -0.63%
2002	24	$12.53 to $12.68	304	1.33	1.25% to 1.40%	-0.56% to 0.00%
2001	44	$12.60 to $12.68	554	3.59	1.25% to 1.40%	2.34% to 2.36%

(a)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(d)	As prior Contracts were replaced in 2003, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(f)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(g)	As investment Division had neither assets nor activities in 2003 and 2002, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

PART C -- OTHER INFORMATION

ITEM 24:	FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Separate Account NY-B
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Financial Statements of ReliaStar Life Insurance Company of New York:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Operations for the years ended December 31, 2005, 2004, and 2003
-	Balance Sheets as of December 31, 2005 and 2004
-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004, and 2003
-	Statements of Cash Flows for the years ended December 31, 2005, 2004, and 2003
-	Notes to Financial Statements

EXHIBITS

(1)	Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant. (1)

(2)	Form of Custodial Agreement between Registrant and the Bank of New York. (1)

(3)	(a)	Form of Distribution Agreement between the Depositor and Directed Services, Inc. (1)
	(b)	Form of Dealers Agreement. (1)

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract. (2)
	(b)	Premium Credit Rider. (2)
	(c)	Premium Credit Disclosure. (2)
	(d)	403(b) Rider. (3)
	(e)	GET Fund Endorsement. (3)
	(f)	Simple Individual Retirement Annuity Rider (Group). (3)
	(g)	Simple Individual Retirement Annuity Rider. (3)
	(h)	Roth Individual Retirement Annuity Rider (Group). (3)
	(i)	Roth Individual Retirement Annuity Rider. (3)
	(j)	Individual Retirement Annuity Rider (Group). (3)
	(k)	Individual Retirement Annuity Rider. (3)
	(l)	Minimum Guaranteed Accumulation Benefit Rider. (4)
	(m)	Minimum Guaranteed Withdrawal Benefit Rider. (4)
	(n)	Minimum Guaranteed Income Benefit Rider. (6)

(5)	(a)	Individual Deferred Combination Variable and Fixed Annuity Application (5)

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York. (1)
	(b)	By-Laws of ReliaStar Life Insurance Company of New York. (1)
	(c)	Resolution of board of directors for Powers of Attorney. (1)

(7)	Not applicable.

(8)	(a)	Form of Services Agreement between Directed Services, Inc. and ReliaStar Life Insurance Company of New York. (1)
	(b)	Form of Administrative Services Agreement between ReliaStar Life Insurance Company of New York and Golden American Life Insurance Company. (1)
	(c)	Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (1)
	(d)	Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Insurance Trust. (1)
	(e)	Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust. (1)
	(f)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ProFund Advisors LLC. (1)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13)	Powers of Attorney (7)

(1)

Incorporated herein by reference to the initial filing of a registration statement on Form N-4 for Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-7935).

(2)

Incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-7935).

(3)

Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-7935).

(4)

Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on August 19, 2004 (File Nos. 333-85618, 811-7935).

(5)	Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on September 17, 2004 (File Nos. 333-85618, 811-7935).

(6)

Incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on April 20, 2005 (File Nos. 333-85618, 811-7935).

(7)

Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING Life Insurance and Annuity Company (File No. 333-130833) as filed with the Securities and Exchange Commission on April 10, 2006.

ITEM 25:	DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor
James R. Gelder	20 Washington Avenue South Minneapolis, MN 55401	Executive Vice President, Chairman and Director

David A. Wheat	5780 Powers Ferry Road Atlanta, GA 30327-4390	Executive Vice President, Chief Financial Officer and Director

William D. Bonneville	1000 Woodbury Road, Suite 208 Woodbury, NY 11797	Executive Vice President and Chief Administrative Officer

Donald W. Britton	5780 Powers Ferry Road Atlanta, GA 30327-4390	President, Chief Executive Officer and Director

Catherine H. Smith	151 Farmington Avenue Hartford, CT 06156	Director

Richard Michael Conley	2910 Holly Lane Plymouth, MN 55447	Director

Carol V. Coleman	1000 Woodbury Road Suite 208 Woodbury, NY 11797	Director

James F. Lille	46 Hearthstone Drive Gansevoort, NY 12831	Director

Charles B. Updike	60 East 42nd Street New York, NY 10165	Director

Ross M. Weale	56 Cove Rd. South Salem, NY 10590	Director

Robert P. Browne	5780 Powers Ferry Road Atlanta, GA 30327-4390	Director

Howard L. Rosen	1475 Dunwoody Drive West Chester, PA 19380-1478	Director

Brian D. Comer	151 Farmington Avenue Hartford, CT 06156	Senior Vice President and Director

Curtis W. Olson	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President and Director

Steven T. Pierson	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer

Stephen J. Preston	1475 Dunwoody Drive West Chester, PA 19380-1478	Senior Vice President

Boyd G. Combs	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President, Tax

David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer

Harry N. Stout	1475 Dunwoody Drive West Chester, PA 19380-1478	Senior Vice President

James R. McInnis	1475 Dunwoody Drive West Chester, PA 19380-1478	Senior Vice President

Michael L. Emerson	20 Washington Avenue South Minneapolis, MN 55401	CEO, ING Re

Joy M. Benner	20 Washington Avenue South Minneapolis, MN 55401	Secretary

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 033-81216) as filed April 11, 2006.

ITEM 27:	NUMBER OF CONTRACT OWNERS

As of March 31, 2006 there are 1,753 qualified contract owners and 1,628 non-qualified contract owners.

ITEM 28:	INDEMNIFICATION

ReliaStar of NY shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29:	PRINCIPAL UNDERWRITER

(a)           At present, Directed Services, Inc. (“DSI”), the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company (“ING USA”). DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ of ING USA, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b)           The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant’s Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter
James R. McInnis	Director and President

Robert J. Hughes	Director

Matthew J. Rider	Director

Shaun P. Matthews 151 Farmington Avenue Hartford, CT 06156	Executive Vice President

Kimberly Anderson 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Senior Vice President

James M. Hennessy 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Senior Vice President

Laurie M. Tillinghast 151 Farmington Avenue Hartford, CT 06156	Senior Vice President

Stanley D. Vyner 230 Park Ave., 13th Floor New York, NY 10169	Senior Vice President

Anita Woods 5780 Powers Ferry Road Atlanta, GA 30327-4390	Chief Financial Officer

Beth G. Shanker 1290 Broadway Denver, CO 80203	Broker Dealer Chief Compliance Officer

Joseph M. O’Donnell 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Investment Advisor Chief Compliance Officer

Julius A. Drelick, III 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Vice President

William A. Evans 151 Farmington Avenue Hartford, CT 06156	Vice President

Alyce L. Shaw	Vice President

David S. Pendergrass 5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President and Treasurer

Dawn M. Peck 5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President, Assistant Treasurer and Assistant Secretary

James A. Shuchart	General Counsel

Bruce Kuennen	Attorney-in-Fact

Joy M. Benner 20 Washington Avenue South Minneapolis, MN 55401	Secretary

Diana R. Cavender 20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Randall K. Price 20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Edwina P.J. Steffer 20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

G. Stephen Wastek 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Assistant Secretary

(c)

Name of Principal Underwriter	2005 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
DSI	$378,135,000	$0	$0	$0

ITEM 30:	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM 31:	MANAGEMENT SERVICES

None.

ITEM 32:	UNDERTAKINGS

(a)           Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)           Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c)           Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)           Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.

ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on this 13th day of April, 2006.

SEPARATE ACCOUNT NY-B (Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK (Depositor)
By:	___________________ James R. Gelder* Executive Vice President (principle executive officer)

By:	/s/ James A. Shuchart James A. Shuchart Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on April 13, 2006.

Signature	Title
____________________ James R. Gelder*	Executive Vice President, Chairman and Director (principle executive officer)

____________________ Steven T. Pierson*	Chief Accounting Officer

DIRECTORS OF THE DEPOSITOR

____________________ David A. Wheat*	Chief Financial Officer (principal accounting officer)

____________________ Donald W. Britton*

____________________ Catherine H. Smith*

____________________ Richard Michael Conley*

_____________________ Carol V. Coleman*

_____________________ James F. Lille*

_____________________ Charles B. Updike*

_____________________ Ross M. Weale*

_____________________ Brian D. Comer*

_____________________ Curtis Olson*

_____________________ Robert P. Browne*

_____________________ Howard L. Rosen*

By:	/s/ James A. Shuchart James A. Shuchart Counsel of Deposit

* Executed by James A. Shuchart, Esquire on behalf of those indicated pursuant to Power of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
9	Opinion and Consent of Counsel	EX-99.B9
10	Consent of Independent Registered Public Accounting Firm	EX-99.B10